Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Entity Registrant Name	COLONIAL PROPERTIES TRUST
Entity Central Index Key	0000909111
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	CLP
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Colonial Realty Limited Partnership
Entity Information [Line Items]
Entity Registrant Name	COLONIAL REALTY LIMITED PARTNERSHIP
Entity Central Index Key	0001013844
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Undeveloped land and construction in progress	$ 296,153	$ 306,826
Real estate investment property, at cost	3,785,477	3,752,281
Less: Accumulated depreciation	(804,964)	(731,894)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Colonial Properties Trust
ASSETS
Land, buildings & equipment	3,489,324	3,445,455
Undeveloped land and construction in progress	296,153	306,826
Less: Accumulated depreciation	(804,964)	(731,894)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Cash and cash equivalents	11,674	6,452
Restricted cash	38,128	43,489
Accounts receivable, net	23,977	26,762
Notes receivable	42,399	43,787
Prepaid expenses	19,460	19,912
Deferred debt and lease costs	23,938	22,408
Investment in partially-owned unconsolidated entities	7,777	12,303
Other assets	44,892	52,562
Total assets	3,286,208	3,258,605
LIABILITIES AND EQUITY
Notes and mortgages payable	1,643,361	1,575,727
Unsecured credit facility	188,631	184,000
Total debt	1,831,992	1,759,727
Accounts payable	53,545	50,266
Accrued interest	10,209	11,923
Accrued expenses	41,652	15,731
Investment in partially-owned unconsolidated entities	0	31,577
Other liabilities	36,751	25,208
Total liabilities	1,974,149	1,894,432
Commitments and Contingencies (see Notes 19 and 20)	0	0
CLP - Common Units; CRLP - Redeemable units, at redemption value - 7,152,752 and 7,169,388 units outstanding at December 31, 2012 and 2011, respectively	162,056	159,582
Equity
Common shares of beneficial interest, $0.01 par value, 125,000,000 shares authorized; 93,835,794 and 93,096,722 shares issued at December 31, 2012 and 2011, respectively	938	931
Additional paid-in capital	1,973,594	1,964,881
Cumulative earnings	1,276,118	1,267,958
Cumulative distributions	(1,926,167)	(1,862,838)
Noncontrolling interest	695	728
Treasury shares, at cost; 5,623,150 shares at December 31, 2012 and 2011	(150,163)	(150,163)
Accumulated other comprehensive loss	(25,012)	(16,906)
Total equity	1,150,003	1,204,591
Total liabilities and equity	3,286,208	3,258,605
Colonial Realty Limited Partnership
ASSETS
Land, buildings & equipment	3,489,322	3,445,441
Undeveloped land and construction in progress	296,153	306,826
Less: Accumulated depreciation	(804,962)	(731,880)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Cash and cash equivalents	11,674	6,452
Restricted cash	38,128	43,489
Accounts receivable, net	23,977	26,762
Notes receivable	42,399	43,787
Prepaid expenses	19,460	19,912
Deferred debt and lease costs	23,938	22,408
Investment in partially-owned unconsolidated entities	7,777	12,303
Other assets	44,844	52,385
Total assets	3,286,160	3,258,428
LIABILITIES AND EQUITY
Notes and mortgages payable	1,643,361	1,575,727
Unsecured credit facility	188,631	184,000
Total debt	1,831,992	1,759,727
Accounts payable	53,496	50,090
Accrued interest	10,209	11,923
Accrued expenses	41,652	15,731
Investment in partially-owned unconsolidated entities	0	27,432
Other liabilities	36,751	25,174
Total liabilities	1,974,100	1,890,077
Commitments and Contingencies (see Notes 19 and 20)	0	0
CLP - Common Units; CRLP - Redeemable units, at redemption value - 7,152,752 and 7,169,388 units outstanding at December 31, 2012 and 2011, respectively	162,056	159,582
General partner —
Common equity - 88,212,644 and 87,473,572 units outstanding at December 31, 2012 and 2011, respectively	1,174,321	1,224,947
Equity
Noncontrolling interest	695	728
Accumulated other comprehensive loss	(25,012)	(16,906)
Total equity	1,150,004	1,208,769
Total liabilities and equity	$ 3,286,160	$ 3,258,428

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Equity:
Common shares of beneficial interest, shares issued	93,835,794	[1]	93,096,722	[1]
Treasury shares	5,623,150
Colonial Properties Trust
Equity:
Common shares of beneficial interest, par value	0.01		0.01
Common shares of beneficial interest, shares authorized	125,000,000		125,000,000
Common shares of beneficial interest, shares issued	93,835,794		93,096,722
Treasury shares	5,623,150		5,623,150
Colonial Realty Limited Partnership
Equity:
Redeemable units, at redemption value, units outstanding	7,152,752		7,169,388
Common equity, units outstanding	88,212,644		87,473,572

[1]	Includes 5,623,150 treasury shares.

Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Other non-property related revenue	$ 5,712		$ 8,047		$ 11,693
Total revenues	368,847		329,626		301,707
Operating expenses:
Property management expense	12,858		9,185		8,584
General and administrative expense	22,615		20,439		18,563
Management fees and other expenses	6,298		8,067		9,504
Restructuring charges	1,848		153		361
Investment and development expenses	1,285	[1]	1,781	[1]	422	[1]
Depreciation	113,961		107,236		100,137
Amortization	3,043		4,540		2,856
Income from operations	40,689		42,852		38,516
Other income (expense):
Total other income (expense)	(68,664)	[2]	(73,263)	[2]	(84,911)	[2]
Loss from continuing operations	(27,975)		(30,411)		(46,395)
Income from discontinued operations	(33,626)		(38,375)		(37,333)
Colonial Properties Trust
Revenues:
Minimum rent	304,364		270,935		244,869
Rentals from affiliates	0		236		203
Tenant recoveries	2,550		3,032		2,473
Other property related revenue	56,221		47,376		42,469
Other non-property related revenue	5,712		8,047		11,693
Total revenues	368,847		329,626		301,707
Operating expenses:
Property operating expense	101,746		92,148		86,369
Taxes, licenses and insurance	41,742		37,489		35,087
Property management expense	12,858		9,185		8,584
General and administrative expense	22,615		20,439		18,563
Management fees and other expenses	6,298		8,067		9,504
Restructuring charges	1,848		153		361
Investment and development expenses	1,285		1,781		422
Depreciation	113,961		107,236		100,137
Amortization	3,043		4,540		2,856
Impairment, legal contingencies and other losses	22,762		5,736		1,308
Total operating expenses	328,158		286,774		263,191
Income from operations	40,689		42,852		38,516
Other income (expense):
Interest expense	(92,085)		(86,573)		(83,091)
Debt cost amortization	(5,697)		(4,767)		(4,618)
Gain on retirement of debt	0		0		1,044
Interest income	2,468		1,337		1,289
Income from partially-owned unconsolidated entities	31,862		17,497		3,365
Loss on hedging activities	0		0		(289)
(Loss) gain on sale of property, net of income taxes of $ - , $ - and $93 for 2012, 2011 and 2010	(4,305)		115		(1,504)
Taxes and other	(907)		(872)		(1,107)
Total other income (expense)	(68,664)		(73,263)		(84,911)
Loss from continuing operations	(27,975)		(30,411)		(46,395)
Income from discontinued operations	14,111		12,857		8,110
Gain (loss) on disposal of discontinued operations	22,729		23,733		(258)
Net income from discontinued operations	36,840		36,590		7,852
Net income (loss)	8,865		6,179		(38,543)
Continuing operations:
Noncontrolling interest in CRLP — common unitholders	2,108		2,589		5,817
Noncontrolling interest in CRLP — preferred unitholders	0		(3,586)		(7,161)
Noncontrolling interest of limited partners	(43)		(53)		103
Discontinued operations:
Noncontrolling interest in CRLP	(2,770)		(2,882)		(749)
Noncontrolling interest of limited partners	0		0		(4)
Income attributable to noncontrolling interest	705		3,932		1,994
Net income (loss) attributable to parent company	8,160		2,247		(40,537)
Distributions on preferred shares	0		0		(5,649)
Preferred unit repurchase gains	0		2,500		3,000
Preferred share/unit issuance costs write-off	0		(1,319)		(4,868)
Net income (loss) available to common shareholders	8,160		3,428		(48,054)
Net income (loss) per common share/unit — basic:
Continuing operations	$ (0.3)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.4		$ 0.1
Net income (loss) per common share/unit — basic	$ 0.09		$ 0.04		$ (0.67)
Net income (loss) per common share/unit — diluted:
Continuing operations	$ (0.3)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.4		$ 0.1
Net income (loss) per common share/unit — diluted	$ 0.09		$ 0.04		$ (0.67)
Weighted average common shares/units outstanding
Basic	87,251		84,142		71,919
Diluted	87,251		84,142		71,919
Changes in fair value of qualifying hedges	(15,985)		(19,302)		0
Adjust for amounts included in net income (loss)	7,222		3,164		726
Comprehensive income (loss)	102		(9,959)		(37,817)
Colonial Realty Limited Partnership
Revenues:
Minimum rent	304,364		270,935		244,869
Rentals from affiliates	0		236		203
Tenant recoveries	2,550		3,032		2,473
Other property related revenue	56,221		47,376		42,469
Other non-property related revenue	5,712		8,047		11,693
Total revenues	368,847		329,626		301,707
Operating expenses:
Property operating expense	101,746		92,148		86,369
Taxes, licenses and insurance	41,742		37,489		35,087
Property management expense	12,858		9,185		8,584
General and administrative expense	22,615		20,439		18,563
Management fees and other expenses	6,298		8,067		9,504
Restructuring charges	1,848		153		361
Investment and development expenses	1,285		1,781		422
Depreciation	113,961		107,236		100,137
Amortization	3,043		4,540		2,856
Impairment, legal contingencies and other losses	22,762		5,736		1,308
Total operating expenses	328,158		286,774		263,191
Income from operations	40,689		42,852		38,516
Other income (expense):
Interest expense	(92,085)		(86,573)		(83,091)
Debt cost amortization	(5,697)		(4,767)		(4,618)
Gain on retirement of debt	0		0		1,044
Interest income	2,468		1,337		1,289
Income from partially-owned unconsolidated entities	27,717		17,497		3,365
Loss on hedging activities	0		0		(289)
(Loss) gain on sale of property, net of income taxes of $ - , $ - and $93 for 2012, 2011 and 2010	(4,305)		115		(1,504)
Taxes and other	(907)		(872)		(1,107)
Total other income (expense)	(72,809)		(73,263)		(84,911)
Loss from continuing operations	(32,120)		(30,411)		(46,395)
Income from discontinued operations	14,111		12,857		8,110
Gain (loss) on disposal of discontinued operations	22,729		23,733		(258)
Net income from discontinued operations	36,840		36,590		7,852
Net income (loss)	4,720		6,179		(38,543)
Continuing operations:
Noncontrolling interest in CRLP — common unitholders	2,108		2,589		5,817
Noncontrolling interest in CRLP — preferred unitholders	0		(3,586)		(7,161)
Noncontrolling interest of limited partners	(43)		(53)		103
Discontinued operations:
Noncontrolling interest in CRLP	(2,770)		(2,882)		(749)
Noncontrolling interest of limited partners	0		0		(4)
(Income) loss attributable to noncontrolling interest	(43)		(53)		99
Net income (loss) attributable to parent company	4,015		3,428		(48,054)
Net income (loss) attributable to CRLP	4,677		6,126		(38,444)
Distributions on preferred shares	0		0		(5,649)
Preferred unit repurchase gains	0		2,500		3,000
Preferred share/unit issuance costs write-off	0		(1,319)		(4,868)
Net income (loss) available to common unitholders	4,677		3,721		(53,122)
Net income (loss) per common share/unit — basic:
Continuing operations	$ (0.34)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.4		$ 0.1
Net income (loss) per common share/unit — basic	$ 0.05		$ 0.04		$ (0.67)
Net income (loss) per common share/unit — diluted:
Continuing operations	$ (0.34)		$ (0.36)		$ (0.77)
Discontinued operations	$ 0.39		$ 0.4		$ 0.1
Net income (loss) per common share/unit — diluted	$ 0.05		$ 0.04		$ (0.67)
Weighted average common shares/units outstanding
Basic	94,410		91,389		79,536
Diluted	94,410		91,389		79,536
Changes in fair value of qualifying hedges	(15,985)		(19,302)		0
Adjust for amounts included in net income (loss)	7,222		3,164		726
Comprehensive income (loss)	$ (4,043)		$ (10,012)		$ (37,718)

[1]	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.
[2]	For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Consolidated Statements of Operations and Comprehensive Income (Loss) Parentheticals (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Colonial Properties Trust
Income taxes related to the sale of real estate, continuing operations	$ 0	$ 0	$ 93
Colonial Realty Limited Partnership
Income taxes related to the sale of real estate, continuing operations	$ 0	$ 0	$ 93

Consolidated Statements of Cash Flows Statement (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from investing activities:
Restricted cash	$ 28,900	$ 35,400
Cash flows from financing activities:
Principal reductions of debt			(20,000)
Colonial Properties Trust
Cash flows from operating activities:
Net income (loss)	8,865	6,179	(38,543)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	133,731	136,752	131,539
(Income) loss from partially-owned unconsolidated entities	(31,862)	(17,497)	(3,365)
(Gain) loss from sales of property	(18,423)	(23,848)	1,669
Impairment and other losses	26,013	5,736	1,448
Gain on retirement of debt	0	0	(1,044)
Distributions of income from partially-owned entities	958	3,737	5,566
Share-based compensation expense	8,833	6,013	4,589
Other, net	341	(3,067)	1,522
Change in:
Restricted cash	(1,126)	1,157	(1,342)
Accounts receivable	4,456	(10,288)	18,073
Prepaid expenses	452	(13,162)	(328)
Other assets	4,090	435	(1,501)
Accounts payable	(7,046)	14,398	4,210
Accrued interest	(1,714)	(79)	(1,131)
Accrued expenses and other	9,540	11,620	(11,655)
Net cash provided by operating activities	137,108	118,086	109,707
Cash flows from investing activities:
Acquisition of properties	(184,727)	(225,885)	(42,635)
Development expenditures paid to non-affiliates	(84,386)	(41,497)	(14,867)
Development expenditures paid to an affiliate	(7,997)	(4,065)	(13,740)
Capital expenditures, tenant improvements and leasing commissions	(27,936)	(25,101)	(42,450)
Proceeds from sales of property, net of selling costs	145,942	146,733	21,194
Restricted cash	6,487	(35,352)	0
Issuance of notes receivable	0	(17,977)	(29,137)
Repayments of notes receivable	2,074	1,485	5,787
Distributions from partially-owned entities	6,985	26,020	19,104
Capital contributions to partially-owned entities	(54)	0	(5,543)
Net cash used in investing activities	(143,612)	(175,639)	(102,287)
Cash flows from financing activities:
Proceeds from additional borrowings	150,000	250,000	73,200
Proceeds from dividend reinvestment plan and exercise of stock options	7,196	5,000	4,003
Proceeds from common share issuance, net of expenses	0	163,408	155,867
Principal reductions of debt	(82,718)	(58,885)	(101,552)
Payment of debt issuance costs	(5,309)	(2,879)	(1,351)
Proceeds from borrowings on revolving credit lines	750,040	1,450,000	945,000
Payments on revolving credit lines and overdrafts	(739,000)	(1,641,610)	(874,878)
Dividends paid to common and preferred shareholders	(63,329)	(54,138)	(55,685)
Distributions to noncontrolling partners in CRLP	(5,154)	(4,345)	(4,541)
Payments for repurchase of redeemable preferred stock	0	0	(100,119)
Payments for repurchase of redeemable preferred units	0	(47,500)	(47,000)
Net cash provided by (used in) financing activities	11,726	59,051	(7,056)
Increase in cash and cash equivalents	5,222	1,498	364
Cash and cash equivalents, beginning of period	6,452	4,954	4,590
Cash and cash equivalents, end of period	11,674	6,452	4,954
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, including amounts capitalized	95,009	88,184	86,836
Cash received during the period for income taxes	0	(729)	(17,368)
Supplemental disclosure of non-cash transactions:
Change in accrual of construction expenses and capital expenditures	(1,906)	2,331	(3,100)
Colonial Realty Limited Partnership
Cash flows from operating activities:
Net income (loss)	4,720	6,179	(38,543)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	133,731	136,752	131,539
(Income) loss from partially-owned unconsolidated entities	(27,717)	(17,497)	(3,365)
(Gain) loss from sales of property	(18,423)	(23,848)	1,669
Impairment and other losses	26,013	5,736	1,448
Gain on retirement of debt	0	0	(1,044)
Distributions of income from partially-owned entities	958	3,737	5,566
Share-based compensation expense	8,833	6,013	4,589
Other, net	341	(3,067)	1,522
Change in:
Restricted cash	(1,126)	1,157	(1,342)
Accounts receivable	4,456	(10,288)	18,073
Prepaid expenses	452	(13,162)	(328)
Other assets	4,090	435	(1,501)
Accounts payable	(7,046)	14,398	4,210
Accrued interest	(1,714)	(79)	(1,131)
Accrued expenses and other	9,540	11,620	(11,655)
Net cash provided by operating activities	137,108	118,086	109,707
Cash flows from investing activities:
Acquisition of properties	(184,727)	(225,885)	(42,635)
Development expenditures paid to non-affiliates	(84,386)	(41,497)	(14,867)
Development expenditures paid to an affiliate	(7,997)	(4,065)	(13,740)
Capital expenditures, tenant improvements and leasing commissions	(27,936)	(25,101)	(42,450)
Proceeds from sales of property, net of selling costs	145,942	146,733	21,194
Restricted cash	6,487	(35,352)	0
Issuance of notes receivable	0	(17,977)	(29,137)
Repayments of notes receivable	2,074	1,485	5,787
Distributions from partially-owned entities	6,985	26,020	19,104
Capital contributions to partially-owned entities	(54)	0	(5,543)
Net cash used in investing activities	(143,612)	(175,639)	(102,287)
Cash flows from financing activities:
Proceeds from additional borrowings	150,000	250,000	73,200
Proceeds from dividend reinvestment plan and exercise of stock options	7,196	5,000	4,003
Proceeds from issuance of common units	0	163,408	155,867
Principal reductions of debt	(82,718)	(58,885)	(101,552)
Payment of debt issuance costs	(5,309)	(2,879)	(1,351)
Proceeds from borrowings on revolving credit lines	750,040	1,450,000	945,000
Payments on revolving credit lines and overdrafts	(739,000)	(1,641,610)	(874,878)
Dividends paid to common and preferred shareholders	(63,329)	(54,138)	(55,685)
Distributions to noncontrolling partners in CRLP	(5,154)	(4,345)	(4,541)
Payments for repurchase of redeemable preferred stock	0	(47,500)	(147,119)
Payments for repurchase of redeemable preferred units		(47,543)	(147,118)
Net cash provided by (used in) financing activities	11,726	59,051	(7,056)
Increase in cash and cash equivalents	5,222	1,498	364
Cash and cash equivalents, beginning of period	6,452	4,954	4,590
Cash and cash equivalents, end of period	11,674	6,452	4,954
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, including amounts capitalized	95,009	88,184	86,836
Cash received during the period for income taxes	0	(729)	(17,368)
Supplemental disclosure of non-cash transactions:
Change in accrual of construction expenses and capital expenditures	(1,906)	2,331	(3,100)
Colonial Grand at Traditions (Gulf Shores, AL) | Colonial Properties Trust
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	0	17,615	0
Colonial Grand at Traditions (Gulf Shores, AL) | Colonial Realty Limited Partnership
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	0	17,615	0
Colonial Grand at Riverchase Trails (Birmingham, AL) | Colonial Properties Trust
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	0	0	1,637
Colonial Grand at Riverchase Trails (Birmingham, AL) | Colonial Realty Limited Partnership
Supplemental disclosure of non-cash transactions:
Noncash or part noncash acquisition, net nonmonetary assets acquired (liabilities assumed)	$ 0	$ 0	$ 1,637

Consolidated Statements of Equity (USD $) In Thousands	Colonial Properties Trust	Colonial Properties Trust Redeemable Common Units	Colonial Properties Trust Preferred Shares	Colonial Properties Trust Common Shares	Colonial Properties Trust Additional Paid-in Capital	Colonial Properties Trust Cumulative Earnings	Colonial Properties Trust Cumulative Distributions	Colonial Properties Trust Noncontrolling Interest	Colonial Properties Trust Preferred Units	Colonial Properties Trust Treasury Shares	Colonial Properties Trust Accumulated Other Comprehensive Loss	Colonial Realty Limited Partnership	Colonial Realty Limited Partnership Redeemable Common Units	Colonial Realty Limited Partnership Preferred Shares	Colonial Realty Limited Partnership Common Shares	Colonial Realty Limited Partnership Noncontrolling Interest	Colonial Realty Limited Partnership Preferred Units	Colonial Realty Limited Partnership Accumulated Other Comprehensive Loss
Redeemable Common Units at Dec. 31, 2009		$ 133,537											$ 133,537
Balance at Dec. 31, 2009	1,252,124		4	720	1,760,362	1,296,188	(1,753,015)	985	100,000	(150,163)	(2,957)	1,258,374		96,550	1,066,390	985	97,406	(2,957)
Net income (loss)	(33,475)					(33,376)		(99)				(33,475)		5,649	(46,186)	(99)	7,161
Net income (loss) attributable to noncontrolling interest	1,994	(5,068)											(5,068)
Adjustment for amounts included in net income (loss)	726										726	726						726
Distributions on common shares and units	(42,875)	(4,541)					(42,875)					(42,875)	(4,541)		(42,875)
Distributions to preferred unitholders												(12,810)		(5,649)			(7,161)
Distributions on preferred shares	(5,649)						(5,649)					(5,649)
Distributions to limited partner preferred unitholders	(7,161)						(7,161)					(7,161)
Issuance of restricted common shares of beneficial interest	459			4	455
Amortization of stock based compensation	4,585				4,585
Payments for repurchase of redeemable preferred stock	(100,119)		(4)		(96,565)	(3,550)						(147,119)
Payments for repurchase of redeemable preferred units	(47,000)				1,318	1,682			(50,000)			(147,118)		(96,568)	(1,868)		(48,682)
Cancellation of vested restricted shares to pay taxes	(277)			0	(277)
Issuance of common shares from options exercised	2,661			2	2,659
Issuance of common shares of beneficial interest through the Company's dividend reinvestment plan and Employee Stock Purchase Plan	1,619			1	1,618							164,245
Issuance of common shares of beneficial interest through conversion of units from Colonial Realty Limited Partnership	14,077	(14,077)		9	14,068							14,068	(14,077)		14,068
Equity Offering Programs, net of cost	155,867			104	155,763
Change in interest of limited partners	(117)							(117)				(117)				(117)
Contributions from partners and the Company related to employee stock purchase, dividend reinvestment plans and equity offerings															164,245
Change in redemption value of common units	(35,688)	35,688			(35,688)							(35,688)	35,688		(35,688)
Partners' Capital, Other												18		18
Balance at Dec. 31, 2010	1,159,757		0	840	1,808,298	1,260,944	(1,808,700)	769	50,000	(150,163)	(2,231)	1,165,348		0	1,118,086	769	48,724	(2,231)
Redeemable Common Units at Dec. 31, 2010		145,539											145,539
Distributions on preferred shares												(906)
Balance at Mar. 31, 2011
Redeemable Common Units at Dec. 31, 2010		145,539											145,539
Balance at Dec. 31, 2010	1,159,757			840	1,808,298	1,260,944	(1,808,700)	769	50,000	(150,163)	(2,231)	1,165,348			1,118,086	769	48,724	(2,231)
Net income (loss)	5,886					5,833		53				5,886			2,247	53	3,586
Net income (loss) attributable to noncontrolling interest	3,932	293											293
Adjustment for amounts included in net income (loss)	3,164										3,164	3,164						3,164
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(17,839)	(1,463)									(17,839)	(17,839)	(1,463)					(17,839)
Distributions on common shares and units	(50,552)	(4,345)					(50,552)					(50,552)	(4,345)		(50,552)
Distributions to preferred unitholders												(3,586)					(3,586)
Distributions on preferred shares	0											0
Distributions to limited partner preferred unitholders	(3,586)						(3,586)					(3,586)
Issuance of restricted common shares of beneficial interest	495			3	492
Amortization of stock based compensation	6,013				6,013
Payments for repurchase of redeemable preferred stock	0											(47,500)
Payments for repurchase of redeemable preferred units	(47,500)				1,319	1,181			(50,000)			(47,543)			1,181		(48,724)
Cancellation of vested restricted shares to pay taxes	(1,742)			(1)	(1,741)
Issuance of common shares from options exercised	749			1	748
Issuance of common shares of beneficial interest through the Company's dividend reinvestment plan and Employee Stock Purchase Plan	5,990			3	5,987
Issuance of common shares of beneficial interest through conversion of units from Colonial Realty Limited Partnership	2,496	(2,496)		1	2,495							2,496	(2,496)		2,496
Equity Offering Programs, net of cost	163,408			84	163,324
Change in interest of limited partners	(94)							(94)				(94)				(94)
Contributions from partners and the Company related to employee stock purchase, dividend reinvestment plans and equity offerings												173,543			173,543
Change in redemption value of common units	(22,054)	22,054			(22,054)							(22,054)	22,054		(22,054)
Balance at Dec. 31, 2011	1,204,591		0	931	1,964,881	1,267,958	(1,862,838)	728	0	(150,163)	(16,906)	1,208,769			1,224,947	728	0	(16,906)
Redeemable Common Units at Dec. 31, 2011	159,582	159,582										159,582	159,582
Redeemable Common Units at Sep. 30, 2011
Distributions on preferred shares												(867)
Balance at Dec. 31, 2011	1,204,591		0	931	1,964,881	1,267,958	(1,862,838)	728		(150,163)	(16,906)	1,208,769		0	1,224,947	728	0	(16,906)
Redeemable Common Units at Dec. 31, 2011	159,582	159,582										159,582	159,582
Net income (loss)	8,203					8,160		43				4,058			4,015	43	0
Net income (loss) attributable to noncontrolling interest	705	662											662
Adjustment for amounts included in net income (loss)	6,680	542									6,680	6,680	542					6,680
Change in Unrealized Gain (Loss) on Hedged Item in Fair Value Hedge	(14,786)	(1,199)									(14,786)	(14,786)	(1,199)					(14,786)
Distributions on common shares and units	(63,329)	(5,154)					(63,329)					(63,329)	(5,154)		(63,329)
Distributions on preferred shares	0											0
Distributions to limited partner preferred unitholders	0											0
Issuance of restricted common shares of beneficial interest	316			4	312
Amortization of stock based compensation	8,833				8,833
Payments for repurchase of redeemable preferred stock	0											0
Payments for repurchase of redeemable preferred units	0
Cancellation of vested restricted shares to pay taxes	(1,562)			(1)	(1,561)
Issuance of common shares from options exercised	771			0	771
Issuance of common shares of beneficial interest through the Company's dividend reinvestment plan and Employee Stock Purchase Plan	7,985			4	7,981
Issuance of common shares of beneficial interest through conversion of units from Colonial Realty Limited Partnership	359	(359)		0	359							359	(359)		359
Change in interest of limited partners	(76)							(76)				(76)				(76)
Contributions from partners and the Company related to employee stock purchase, dividend reinvestment plans and equity offerings												16,311			16,311
Change in redemption value of common units	(7,982)	7,982			(7,982)							(7,982)	7,982		(7,982)
Balance at Dec. 31, 2012	1,150,003			938	1,973,594	1,276,118	(1,926,167)	695	0	(150,163)	(25,012)	1,150,004			1,174,321	695	0	(25,012)
Redeemable Common Units at Dec. 31, 2012	$ 162,056	$ 162,056										$ 162,056	$ 162,056

Consolidated Statements of Equity (Parentheticals) (Colonial Properties Trust, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Colonial Properties Trust
Distributions on common shares and units, per share/unit	$ 0.72	$ 0.6	$ 0.6

Organization and Business	12 Months Ended
Dec. 31, 2012
Organization and Business
Nature of Operations [Text Block]
Organization and Business
As used herein, "Colonial" or the "Trust" means Colonial Properties Trust, an Alabama real estate investment trust (“REIT”), together with its subsidiaries, including Colonial Realty Limited Partnership, a Delaware limited partnership (“CRLP”), Colonial Properties Services, Inc. (“CPSI”) and Colonial Properties Services Limited Partnership (“CPSLP”). The term "the Company" refers to the Trust and CRLP, collectively. The Trust was originally formed as a Maryland REIT on July 9, 1993 and reorganized as an Alabama REIT under a new Alabama REIT statute on August 21, 1995. The Trust is the sole general partner of, and, as of December 31, 2012 owned 92.5% of the limited partner interests in CRLP. The Trust and CRLP are structured as an "umbrella partnership REIT", or UPREIT, and the Trust's only material asset is its ownership of limited partnership interests in CRLP. The Trust conducts all of its business and owns all of its properties through CRLP and CRLP's various subsidiaries and, as the sole general partner of CRLP, is vested with managerial control and authority over the business and affairs of CRLP.
The Trust is a multifamily-focused self-administered and self-managed equity REIT, which means that it is engaged in the acquisition, development, ownership, management and leasing of multifamily apartment communities and other commercial real estate properties. The Company’s activities include full or partial ownership and operation of a portfolio of 125 properties, consisting of multifamily and commercial properties located in 11 states (Alabama, Arizona, Florida, Georgia, Louisiana, Nevada, North Carolina, South Carolina, Tennessee, Texas and Virginia).
As of December 31, 2012, the Company owned or maintained a partial ownership in:

							Total
	Consolidated		Units/Sq.	Unconsolidated	Units/Sq.	Total	Units/Sq.
	Properties		Feet (1)	Properties	Feet (1)	Properties	Feet (1)
Multifamily apartment communities	112	(2)	33,851	2	646	114	34,497
Commercial properties	8		2,167,000	3	350,000	11	2,517,000
______________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

(2)	Includes one property partially-owned through a joint venture entity.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Text Block]
Summary of Significant Accounting Policies
Basis of Presentation — The notes included in this Form 8-K apply to both the Trust and CRLP, unless specifically noted otherwise. Specifically Note 6 - "Net Loss Per Share of the Trust", Note 8 - "Equity of the Trust", Note 10 - "Redeemable Noncontrolling Interests of the Trust" and Note 23 - "Quarterly Financial Information for the Trust (Unaudited)" pertain only to the Trust. Note 7 - "Net Loss Per Unit of CRLP", Note 9 - "Capital Structure of CRLP", Note 11 - "Redeemable Partnership Units of CRLP" and Note 24 - "Quarterly Financial Information for CRLP (Unaudited)" pertain only to CRLP.
Due to the Trust's ability as general partner to control CRLP and various other subsidiaries, each such entity has been consolidated for financial reporting purposes. CRLP, an SEC registrant, files separate financial statements under the Securities and Exchange Act of 1934, as amended. The Trust allocates income to the noncontrolling interest in CRLP based on the weighted average noncontrolling ownership percentage for the periods presented in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust. At the end of each period, the Trust adjusts the Consolidated Balance Sheet for CRLP's noncontrolling interest balance based on the noncontrolling ownership percentage at the end of the period.
The Company also consolidates other entities in which it has a controlling interest or entities where it is determined to be the primary beneficiary under Accounting Standards Codification “ASC” 810-20, Control of Partnerships and Similar Entities. Under ASC 810-20, variable interest entities (“VIEs”) are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision-making ability. The primary beneficiary, as determined primarily based on a qualitative evaluation of the entity with the ability to direct the most significant business activities of the VIE, is required to consolidate the VIE for financial reporting purposes. The application of ASC 810-20 requires management to make significant estimates and judgments about the Company’s and its other partners’ rights, obligations and economic interests in such entities. Where the Company has less than a controlling financial interest in an entity or the Company is not the primary beneficiary of the entity, the entity is accounted for on the equity method of accounting. Accordingly, the Company’s share of net earnings or losses of these entities is included in consolidated net income (loss). A description of the Company’s investments accounted for using the equity method of accounting is included in Note 13 - "Investment in Partially-Owned Entities". All intercompany accounts and transactions have been eliminated in consolidation.
Federal Income Tax Status — The Trust, which is considered a corporation for federal income tax purposes, qualifies as a REIT and generally will not be subject to federal income tax to the extent it distributes its REIT taxable income to its shareholders. REITs are subject to a number of organizational and operational requirements. If the Trust fails to qualify as a REIT in any taxable year, the Trust will be subject to federal income tax on its taxable income at regular corporate rates. Even if the Trust does qualify as a REIT, the Trust may be subject to certain federal, state and local taxes on its income and property and to federal income and excise taxes on its undistributed income. For example, the Trust will be subject to federal income tax to the extent it distributes less than 100% of its REIT taxable income (including undistributed net capital gains) and the Trust has certain gains that, if recognized, will be subject to corporate tax because it acquired the assets in tax-free acquisitions of non-REIT corporations.
CRLP is a partnership for federal income tax purposes. As a partnership, CRLP is not subject to federal income tax on its income. Instead, each of CRLP's partners, including the Trust, is responsible for paying tax on such partner's allocable share of income.
The Company’s consolidated financial statements include the operations of a taxable REIT subsidiary, CPSI, which is not entitled to a dividends paid deduction and is subject to federal, state and local income taxes. CPSI uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities result from temporary differences. Temporary differences are differences between tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future periods. CPSI provides property development, construction services, leasing and management services for joint venture and third-party owned properties and administrative services to the Company and engages in for-sale development activity. The Company generally reimburses CPSI for payroll and other costs incurred in providing services to the Company. All inter-company transactions are eliminated in the accompanying Consolidated Financial Statements. During the years ended December 31, 2012, 2011 and 2010, CPSI recognized no income tax expense (benefit). CPSI's effective income tax rates were zero for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and 2011, the Company had no net deferred tax asset after the effect of the valuation allowance.
Tax years 2005 through 2007 and tax years 2009 through 2011 are subject to examination by the federal taxing authorities. Generally, tax years 2009 through 2011 are subject to examination by state taxing authorities. There are no state tax examinations currently in process.
On November 6, 2009, the Worker, Homeownership and Business Assistance Act of 2009 was signed into law, which expanded the net operating loss (“NOL”) carryback rules to allow businesses to carry back NOLs incurred in either 2008 or 2009 up to five years. As a result of the new legislation, CPSI was able to carry back tax losses that occurred in the year ended December 31, 2009 against income that was recognized in 2005 and 2006. The Company received no tax refunds during 2012. The Company received $0.7 million of tax refunds during the year ended December 31, 2011.
The Company may from time to time be assessed interest or penalties by federal and state tax jurisdictions, although any such assessments historically have been minimal and immaterial to the Company's financial results. When the Company has received an assessment for interest and/or penalties, it has been classified in the financial statements as "Taxes and other".
Real Estate Assets, Impairment and Depreciation — Land, buildings, and equipment is stated at the lower of cost, less accumulated depreciation, or fair value. Undeveloped land and construction in progress is stated at cost unless such assets are impaired in which case such assets are recorded at fair value. The Company reviews its long-lived assets and all intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted cash flows expected to be generated by the asset. Assets classified as held for sale are reported at the lower of their carrying amount or fair value less cost to sell. The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use (See - "Assets and Liabilities Measured at Fair Value"). Estimates are significantly impacted by estimates of sales price, selling velocity, sales incentives, construction costs and other factors. Due to uncertainties in the estimation process, actual results could differ from such estimates. For those assets deemed to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 - 40 years
Furniture, fixtures and equipment	3 - 7 years
Land improvements	10 or 15 years
Tenant improvements	Life of lease

Repairs and maintenance are charged to expense as incurred. Replacements and improvements are capitalized and depreciated over the estimated remaining useful lives of the assets.
Acquisition of Real Estate Assets — The Company accounts for its acquisitions of investments in real estate in accordance with ASC 805-10, Business Combinations, which requires the fair value of the real estate acquired to be allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases and value of other tenant relationships, based in each case on the fair values.
The Company allocates purchase price to the fair value of the tangible assets of an acquired property (which includes the land and building) determined by valuing the property as if it were vacant. The “as-if-vacant” value is allocated to land and buildings based on management’s determination of the relative fair values of these assets. The Company also allocates value to tenant improvements based on the estimated costs of similar tenants with similar terms.
The Company records acquired intangible assets (including above-market leases, customer relationships and in-place leases) and acquired liabilities (including below-market leases) at their estimated fair value separate and apart from goodwill. The Company amortizes identified intangible assets and liabilities that are determined to have finite lives over the period the assets and liabilities are expected to contribute directly or indirectly to the future cash flows of the property or business acquired. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.
As of December 31, 2012, the Company had $6.7 million, $0.6 million and $7.3 million of unamortized in-place lease intangible assets, net market lease intangibles and intangibles related to relationships with customers, respectively, which is reflected as a component of "Other assets" in the accompanying Consolidated Balance Sheets of the Trust and CRLP. The aggregate amortization expense for in-place lease intangible assets recorded during 2012, 2011 and 2010 was $4.8 million, $6.0 million and $5.2 million, respectively.
Cost Capitalization — Costs incurred during predevelopment are capitalized after the Company has identified a development site, determined that a project is feasible and concluded that it is probable that the project will proceed. While the Company believes it will recover this capital through the successful development of such projects, it is possible that a write-off of unrecoverable amounts could occur. Once it is no longer probable that a development will be successful, the predevelopment costs that have been previously capitalized are expensed.
The capitalization of costs during the development of assets (including interest, property taxes and other costs) begins when an active development commences and ends when the asset, or a portion of an asset, is completed and is ready for its intended use. Cost capitalization during redevelopment of assets (including interest and other costs) begins when the asset is taken out-of-service for redevelopment and ends when the asset redevelopment is completed and the asset is transferred back into service.
Cash and Equivalents — The Company includes highly liquid marketable securities and debt instruments purchased with a maturity of three months or less in cash equivalents. The majority of the Company’s cash and equivalents are held at major commercial banks.
The Company has included in accounts payable book overdrafts representing outstanding checks in excess of funds on deposit of $15.4 million and $9.0 million as of December 31, 2012 and 2011, respectively.
Restricted Cash — Restricted cash is comprised of cash balances which are legally restricted as to use and consists of resident and tenant deposits, deposits on for-sale residential lots and units and cash in escrow for self insurance retention.

During 2012 and 2011, the Company used multifamily and commercial asset disposition proceeds to fund investment activities through tax-deferred exchanges under Section 1031 of the Internal Revenue Code. As of December 31, 2012 and 2011, $28.9 million and $35.4 million of the proceeds remained in temporary cash accounts, classified as restricted cash, pending the fulfillment of Section 1031 exchange requirements. (see Note 3 - "Real Estate Activity")
Valuation of Receivables — Due to the short-term nature of the leases at the Company’s multifamily properties, generally six months to one year, the Company’s exposure to resident defaults and bankruptcies is minimized. The Company’s policy is to record allowances for all outstanding receivables greater than 30 days past due at its multifamily properties.
The Company is subject to tenant defaults and bankruptcies at its commercial properties that could affect the collection of outstanding receivables. In order to mitigate these risks, the Company performs a credit review and analysis on commercial tenants and significant leases before they are executed. The Company evaluates the collectability of outstanding receivables and records allowances as appropriate. The Company’s policy is to record allowances for all outstanding invoices greater than 60 days past due at its commercial properties.
The Company had an allowance for doubtful accounts of $0.8 million and $1.1 million as of December 31, 2012 and 2011.
Notes Receivable — Notes receivable consists primarily of promissory notes representing loans by the Company to third parties. The Company records notes receivable at cost. The Company evaluates the collectability of both interest and principal for each of its notes to determine whether they are impaired. A note is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. When a note is considered to be impaired, the amount of the allowance is calculated by comparing the recorded investment to either the value determined by discounting the expected future cash flows at the note’s effective interest rate or to the value of the collateral if the note is collateral-dependent. As of December 31, 2012, the Company did not have any impaired notes receivable.
As of December 31, 2012, the Company had notes receivable of $42.4 million consisting primarily of:

•
$24.4 million outstanding on the construction note, which is secured by the property, for the Colonial Promenade Smyrna joint venture, which the Company acquired from the lender in May 2010. On January 31, 2012, the Company and the joint venture amended the note and related loan documents to extend the maturity date to December 2012, fix the annual interest rate at 5.25%, provided for two additional one-year extension options and reduce the joint venture partner's guarantee to $1.3 million. In December 2012, the joint venture opted to extend the maturity date to December 2013 with a fixed interest rate of 5.38%. See Note 14 - "Financing Activities — Unconsolidated Joint Venture Financing Activity"; and

•	$16.9 million outstanding on a seller-financing note with a five year term at an annual interest rate of 5.60% associated with the disposition of Colonial Promenade at Fultondale in February 2009.
The Company had accrued interest related to its outstanding notes receivable of $0.3 million as of December 31, 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company had no reserve recorded against its outstanding notes receivable. The weighted average interest rate on the notes receivable outstanding at December 31, 2012 and December 31, 2011 was approximately 5.5% and 4.9%, respectively. Interest income is recognized on an accrual basis.
The Company received principal payments of $2.1 million and $1.5 million on these and other outstanding subordinated loans during 2012 and 2011, respectively. As of December 31, 2012 and 2011, the Company had outstanding notes receivable balances, net of reserves, of $42.4 million and $43.8 million, respectively.
Deferred Debt and Lease Costs — Deferred debt costs consist of loan fees and related expenses which are amortized on a straight-line basis, which approximates the effective interest method, over the terms of the related debt. Deferred lease costs include leasing charges, direct salaries and other costs incurred by the Company to originate a lease, which are amortized on a straight-line basis over the terms of the related leases.
Derivative Instruments — All derivative instruments are recognized on the balance sheet and measured at fair value. Derivatives that do not qualify for hedge treatment must be recorded at fair value with gains or losses recognized in earnings in the period of change. The Company enters into derivative financial instruments from time to time, but does not use them for trading or speculative purposes. Interest rate cap agreements and interest rate swap agreements are used to reduce the potential impact of increases in interest rates on variable-rate debt.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking the hedge (see Note 15 - "Derivatives and Hedging"). This process includes specific identification of the hedging instrument and the hedged transaction, the nature of the risk being hedged and how the hedging instrument’s effectiveness in hedging the exposure to the hedged transaction’s variability in cash flows attributable to the hedged risk will be assessed. Both at the inception of the hedge and on an ongoing basis, the Company assesses whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows or fair values of hedged items. The Company discontinues hedge accounting if a derivative is not determined to be highly effective as a hedge or has ceased to be a highly effective hedge.
Share-Based Compensation — The Company currently sponsors share option plans and restricted share award plans (see Note 16 - "Share-Based Compensation"). The Company accounts for share based compensation in accordance with ASC 718, Stock Compensation, which requires compensation costs related to share-based payment transactions to be recognized in the consolidated statements of operations when earned.
Revenue Recognition — Residential properties are leased under operating leases with terms of generally one year or less. Rental revenues from residential leases are recognized on the straight-line method over the life of the leases, which is generally one year. The recognition of rental revenues from residential leases when earned has historically not been materially different from rental revenues recognized on a straight-line basis.
Under the terms of residential leases, the residents of the Company’s communities are obligated to reimburse the Company for certain utility usage, cable, water, electricity and trash, where the Company is the primary obligor to the utility entities. These utility reimbursements from residents are included as “Other property-related revenue” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP.
Rental income attributable to commercial leases is recognized on a straight-line basis over the terms of the leases. Certain commercial leases contain provisions for additional rent based on a percentage of tenant sales. Percentage rents are recognized in the period in which sales thresholds are met. Recoveries from tenants for taxes, insurance, and other property operating expenses are recognized in the period the applicable costs are incurred in accordance with the terms of the related lease.
Sales and the associated gains or losses on real estate assets, condominium conversion projects and for-sale residential projects including developed condominiums are recognized in accordance with ASC 360-20, Real Estate Sales. For condominium conversion and for-sale residential projects, sales and the associated gains for individual condominium units are recognized upon the closing of the sale transactions, as all conditions for full profit recognition have been met. The Company uses the relative sales value method to allocate costs and recognize profits from condominium conversion and for-sale residential sales.
Other income received from long-term contracts signed in the normal course of business, including property management and development fee income, is recognized when earned for services provided to third parties, including joint ventures in which the Company owns a noncontrolling interest.
Warranty Reserves — Warranty reserves are included in "Accrued expenses" on the accompanying Consolidated Balance Sheets of the Trust and CRLP. Estimated future warranty costs on condominium conversion and for-sale residential sales are charged to cost of sales in the period when the revenues from such sales are recognized. Such estimated warranty costs are approximately 0.5% of total revenue. As necessary, additional warranty costs are charged to costs of sales based on management’s estimate of the costs to remediate existing claims. While the Company believes the warranty reserve is adequate as of December 31, 2012, historical data and trends may not accurately predict actual warranty costs, or future development could lead to a significant change in the reserve. The Company's warranty reserves are as follows:

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Balance at beginning of period	$704	$960	$871
Accruals for warranties issued	899	63	109
Payments made	(313)	(319)	(20)
Balance at end of period	$1,290	$704	$960

Net Income (Loss) Per Share — Basic net income (loss) per common share is computed under the “two class method” as described in ASC 260, Earnings per Share. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings or losses. According to the guidance, the Company has included share-based payment awards that have non-forfeitable rights to dividends prior to vesting as participating securities. Diluted net income (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period, the dilutive effect of restricted shares issued, and the assumed conversion of all potentially dilutive outstanding share options.
Self Insurance Accruals — The Company is self-insured up to certain limits for general liability claims, workers’ compensation claims, property claims and health insurance claims. Amounts are accrued currently for the estimated cost of claims incurred, both reported and unreported.
Loss Contingencies — The Company is subject to various claims, disputes and legal proceedings, including those described under Note 20 - "Legal Proceedings", the outcomes of which are subject to significant uncertainty. The Company records an accrual for loss contingencies when a loss is probable and the amount of the loss can be reasonably estimated. The Company reviews these accruals quarterly and makes revisions based on changes in facts and circumstances. The Company expenses legal defense costs as incurred. As of December 31, 2012, the Company's loss contingency accrual was $26.8 million in the aggregate, and is reflected as a component of "Accrued expenses" in the accompanying Consolidated Balance Sheet as of December 31, 2012.
Restructuring Charges — Restructuring charges reflected in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) relate primarily to one-time termination benefits. The Company recognizes these severance charges when the requirements of ASC 420 have been met regarding a plan of termination and when communication has been made to employees. During 2012, the Company recorded $1.8 million of restructuring charges related to severance costs associated with the departure of the Company's President and Chief Financial Officer, as well as departures of other management personnel as a result of additional simplification of the Company's operations. During 2011 and 2010, the Company recorded $0.2 million and $0.4 million in restructuring charges, respectively.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.
Segment Reporting — The Company reports on its segments in accordance with ASC 280, Segment Reporting, which defines an operating segment as a component of an enterprise that engages in business activities that generate revenues and incur expenses, which operating results are reviewed by the chief operating decision maker in the determination of resource allocation and performance and for which discrete financial information is available. The Company manages its business based on the performance of two separate operating segments: multifamily and commercial.
Noncontrolling Interests and Redeemable Common Units — Amounts reported as limited partners’ interest in consolidated partnerships on the Consolidated Balance Sheets are presented as noncontrolling interests within equity. Additionally, amounts reported as preferred units in CRLP are presented as noncontrolling interests within equity. Noncontrolling interests in common units of CRLP are included in the temporary equity section (between liabilities and equity) of the Consolidated Balance Sheets because of the redemption feature of these units. Each common unit is redeemable at the option of the holder for cash equal to the fair market value of one common share at the time of redemption or, at the option of the Trust, one common share. Based on the requirements of ASC 480-10-S99, the measurement of noncontrolling interests is presented at “redemption value” — i.e., the fair value of the units (or limited partners’ interests) as of the balance sheet date (based on the Trust's share price multiplied by the number of outstanding units), or the aggregate value of the individual partner's capital balances, whichever is greater. See the Consolidated Statements of Shareholders’ Equity for the years ended December 31, 2012, 2011 and 2010 for the presentation and related activity of the noncontrolling interests and redeemable common units.
Investments in Joint Ventures — To the extent that the Company contributes assets to a joint venture, the Company’s investment in the joint venture is recorded at the Company’s cost basis in the assets that were contributed to the joint venture. To the extent that the Company’s cost basis is different from the basis reflected at the joint venture level, the basis difference is amortized over the life of the related assets and included in the Company’s share of equity in net income of the joint venture. In accordance ASC 323, Investments — Equity Method and Joint Ventures, the Company recognizes gains on the contribution of real estate to joint ventures, relating solely to the outside partner’s interest, to the extent the economic substance of the transaction is a sale. On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment’s value is impaired only if management’s estimate of the fair value of the investment is less than the carrying value of the investment and such difference is deemed to be other than temporary. To the extent an other than temporary impairment has occurred, the loss shall be measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. During 2012, the Company determined that its 40% noncontrolling joint venture interest in Regents Park (Phase II) was impaired and that this impairment was other than temporary. As a result, the Company recognized a non-cash impairment charge of $0.4 million during 2012. Other than Regents Park (Phase II) charge in 2012, the Company has determined that these investments were not other than temporarily impaired as of December 31, 2012, 2011 and 2010.
Investment and Development Expenses — Investment and development expenses consist primarily of costs related to potential mergers, acquisitions, and abandoned development pursuits. Abandoned development costs are costs incurred prior to land acquisition including contract deposits, as well as legal, engineering and other external professional fees related to evaluating the feasibility of such developments. If the Company determines that it is probable that it will not develop a particular project, any related pre-development costs previously incurred are immediately expensed. The Company recorded $1.3 million, $1.8 million and $0.4 million in investment and development expenses in 2012, 2011 and 2010, respectively.
Assets and Liabilities Measured at Fair Value — The Company applies ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in a transaction between willing market participants. Additional disclosures focusing on the methods used to determine fair value are also required using the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the assets or liability.
The Company applies ASC 820 in relation to the valuation of real estate assets recorded at fair value, to its impairment valuation analysis of real estate assets (see Note 3 - "Real Estate Activity"), to its disclosure of the fair value of financial instruments, which principally consists of indebtedness (see Note 14 - "Financing Activities"), to its disclosure of fair value of derivative financial instruments (see Note 15 - "Derivatives and Hedging") and to notes receivable (see below). The following table presents the Company’s real estate assets and derivative financial instruments reported at fair market value and the related level in the fair value hierarchy as defined by ASC 820 used to measure those assets, liabilities and disclosures:

	Fair value measurements as of
($ in thousands)	December 31, 2012
Assets (Liabilities)	Total	Level 1	Level 2	Level 3
Real estate assets, including assets held for sale	$43,291	$—	$—	$43,291
Investment in partially-owned entities	$2,460	$—	$—	$2,460
Derivative financial instruments	$(25,862)	$—	$(25,862)	$—

Real estate assets and investments in partially-owned entities
Real estate assets, including assets held for sale, and investments in partially-owned entities were valued using sales activity for similar assets, current contracts and using inputs management believes are consistent with those that market participants would use. The fair values of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, units sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity, including current offers. The valuation technique and related inputs vary with the specific facts and circumstances of each project.
Derivative financial instruments
Currently, the Company uses interest rate swaps to manage its interest rate risk.   The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
To comply with the provisions of ASC 820, the Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.  In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company, in conjunction with the FASB's fair value measurement guidance, made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties.  However, as of December 31, 2012, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Indebtedness
At December 31, 2012, the estimated fair value of fixed rate debt was approximately $1.73 billion (carrying value of $1.63 billion) and the estimated fair value of the Company’s variable rate debt, including the Company’s unsecured credit facility, is consistent with the carrying value of $201.1 million. The Company has determined that the fair value of its fixed and variable rate debt is classified as Level 2 of the fair value hierarchy.
Notes receivable
The estimated fair value of the Company’s notes receivable at December 31, 2012 and December 31, 2011 was consistent with the carrying values of approximately $42.4 million and $43.8 million, respectively, based on market rates and similar financing arrangements after giving consideration to the credit standing of the borrowers. The Company has determined that the fair value of its notes receivable is classified as Level 3 of the fair value hierarchy.
The disclosure of estimated fair values was determined by management using available market information, considering market participant assumptions and appropriate valuation methodologies available to management at December 31, 2012. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, there can be no assurance that the estimates presented above are indicative of the amounts the Company could realize on disposition of the real estate assets or financial instruments. The use of different market assumptions and/or estimation methodologies could have material effect on the estimated fair value amounts.
Accounting Pronouncements Not Yet Adopted — In February 2013, the FASB issued ASU 2013-02, and update to ASC 220, Comprehensive Income. ASU 2013-02 was issued to improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles “GAAP” to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period.  ASU 2013-02 will become effective for the fiscal years beginning after December 15, 2012. The Company does not foresee the adoption of ASU 2013-02 to have a material impact on the Company's consolidated financial statements.

Real Estate Activity	12 Months Ended
Dec. 31, 2012
Real Estate Activity
Real Estate Activity [Text Block]
Real Estate Activity
Acquisition Activity
During 2012, 2011 and 2010, the Company acquired the following multifamily apartment communities:

			Effective
Acquisitions	Location	Units	Acquisition Date	Purchase Price
				(in millions)
Colonial Reserve at Las Colinas	Dallas, TX	306	November 20, 2012	$42.8
Colonial Grand at Canyon Ranch	Austin, TX	272	November 13, 2012	24.5
Colonial Grand at Research Park (1)	Raleigh, NC	370	October 1, 2012	38.0
Colonial Grand at Fairview	Dallas, TX	256	May 30, 2012	29.8
Colonial Grand at Brier Falls	Raleigh, NC	350	January 10, 2012	45.0
Colonial Grand at Hebron	Dallas, TX	312	November 8, 2011	34.1
Colonial Grand at Commerce Park	Charleston, SC	312	September 20, 2011	30.9
Colonial Reserve at Medical District	Dallas, TX	278	September 1, 2011	33.0
Colonial Village at Beaver Creek	Raleigh, NC	316	August 2, 2011	26.4
Colonial Grand at Traditions (2)	Gulf Shores, AL	324	June 17, 2011	17.6
Colonial Grand at Palm Vista	Las Vegas, NV	341	March 14, 2011	40.9
Colonial Grand at Cornelius	Charlotte, NC	236	February 28, 2011	23.6
Colonial Grand at Wells Branch	Austin, TX	336	February 24, 2011	28.4
Colonial Grand at Brier Creek	Raleigh, NC	364	October 22, 2010	37.9
Colonial Grand at Riverchase Trails (3)	Birmingham, AL	345	June 30, 2010	24.6
Total		4,718		$477.5
________________________

(1)	Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. See Note 13 - "Investment in Partially-Owned Entities".

(2)
The Company acquired the property through foreclosure on August 1, 2011. For additional information regarding the status of ongoing litigation between the Company and its joint venture partner involving this property, see Note 20 - "Legal Proceedings".

(3)	The Company acquired ownership in this asset through a joint venture transaction. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding this transaction.

The results of operations of the above mentioned acquisitions have been included in the consolidated financial statements since each date of acquisition or, in the case of Colonial Grand at Traditions, since the date of consolidation. These transactions were funded by proceeds received from shares issued under the Trust's "at-the-market" continuous equity offering programs, proceeds received from asset dispositions, as discussed below, and borrowings on the Company's unsecured credit facility. The cash paid to acquire these properties is included in the Consolidated Statements of Cash Flows of the Trust and CRLP. For properties acquired, assets were recorded at fair value based on an independent third party appraisal or internal models using assumptions consistent with those made by other market participants. The property acquisitions during 2012, 2011 and 2010 are comprised of the following:

($ in thousands)	2012	2011	2010
Assets purchased:
Land, buildings and equipment	$177,505	$230,823	$61,285
In-place lease intangibles	2,610	3,954	1,059
Total assets purchased	180,115	234,777	62,344
Notes and mortgages assumed	—	—	(19,300)	(1)
Total consideration	$180,115	$234,777	$43,044
________________________

(1)	See Note 13 - "Investment in Partially-Owned Entities" regarding additional details for this transaction.
The following unaudited pro forma financial information for the years ended December 31, 2012, 2011 and 2010, gives effect to the above operating property acquisitions, including the consolidation of Colonial Grand at Traditions, as if they had occurred at the beginning of the periods presented. The information for the year in which a property was acquired/consolidated includes pro forma results for the portion of the period prior to the acquisition/consolidation date and actual results from the date of acquisition/consolidation through the end of the year. The pro forma results are not intended to be indicative of the results of future operations.

	** Pro Forma (Unaudited) **
	Years Ended December 31,
($ in thousands, except per share data)	2012	2011	2010
Total revenue	$403,768	$382,417	$353,175
Net income (loss) available to common shareholders	$6,935	$1,105	$(49,379)
Net income (loss) per common share — dilutive	$0.07	$0.01	$(0.69)

Disposition Activity - Continuing Operations
In July 2012, the Company sold 53,000 square feet at Colonial Promenade Tannehill, a 234,000 square-foot (excluding anchor-owned square footage) commercial asset located in Birmingham, Alabama, for a sales price of $5.6 million.
During 2012, 2011 and 2010, the Company sold various consolidated parcels of land for an aggregate sales price of $4.3 million, $6.0 million, and $17.2 million, respectively, which were used to repay a portion of the borrowings under the Company's unsecured credit facility and for general corporate purposes.
During 2012, 2011 and 2010 the Company also sold its interest in various multifamily and commercial joint ventures. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding these transactions.
Disposition Activity - Discontinued Operations
Net income/(loss) and gain/(loss) on disposition of real estate for properties sold in which the Company does not maintain continuing involvement are reflected in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP as “Discontinued Operations” for the years ended December 31, 2012, 2011 and 2010. Following is a listing of the properties the Company disposed of in 2012, 2011 and 2010, which are classified as discontinued operations:

		Units/	Effective
Dispositions	Location	Sq. Feet (1)	Disposal Date	Sales Price
				(in millions)
Multifamily Properties
Autumn Hill	Charlottesville, VA	425	December 20, 2012	$32.0
Colonial Village at Canyon Hills	Austin, TX	229	December 20, 2012	16.9
Colonial Village at Highland Hills	Raleigh, NC	250	December 20, 2012	17.8
Heatherwood	Charlotte, NC	476	December 20, 2012	28.8
Brookfield	Dallas/Ft. Worth, TX	232	September 27, 2011	9.5
Colonial Grand at McGinnis Ferry	Atlanta, GA	434	September 27, 2011	39.0
Colonial Grand at Sugarloaf	Atlanta, GA	250	September 27, 2011	22.5
Colonial Village at Meadow Creek	Charlotte, NC	250	September 27, 2011	13.6
Paces Cove	Dallas/Ft. Worth, TX	328	September 27, 2011	12.5
Summer Tree	Dallas/Ft. Worth, TX	232	September 27, 2011	8.7

Commercial Properties
Colonial Promenade Alabaster	Birmingham, AL	219,000	October 24, 2012	37.4
Colonial Center Town Park 400	Orlando, FL	176,000	November 10, 2011	23.9
Brookwood Village Center	Birmingham, AL	88,000	September 23, 2011	8.0

Total				$270.6
________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.
The proceeds from the sales of these assets were used to fund the acquisitions of multifamily apartment communities discussed above, as well as to repay a portion of the borrowings under the Company's unsecured credit facility. In some cases, the Company uses disposition proceeds to fund investment activities through tax-deferred exchanges under Section 1031 of the Internal Revenue Code. Of the proceeds received from the sale of assets described above, $28.9 million remains in temporary restricted cash accounts pending the fulfillment of Section 1031 exchange requirements.

Below is a summary of the operations of the properties classified as discontinued operations during the years ended December 31, 2012, 2011 and 2010 (including those properties reported as discontinued operations through June 30, 2013):

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Property revenues:
Minimum rent	$39,739	$49,411	$51,261
Tenant recoveries	8,773	7,905	7,759
Other revenue	4,836	6,620	6,282
Total revenues	53,348	63,936	65,302

Property expenses:
Property operating and administrative expense	19,722	25,561	27,969
Depreciation	12,962	20,553	21,966
Amortization	3,414	4,018	6,075
Impairment	3,251	—	—
Total operating expenses	39,349	50,132	56,010

Interest income (expense), net	112	(927)	(1,155)
Debt cost amortization	—	(20)	(27)
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	14,111	12,857	8,110
Net gain (loss) on disposition of discontinued operations, net of income taxes	22,729	23,733	(258)
Noncontrolling interest in CRLP from discontinued operations	(2,770)	(2,882)	(749)
Noncontrolling interest to limited partners	—	—	(4)
Income from discontinued operations attributable to parent company	$34,070	$33,708	$7,099

Held for Sale
The Company classifies real estate assets as held for sale only after the Company has received approval by the Board of Trustees' investment committee, has commenced an active program to sell the assets, does not intend to retain a continuing interest in the property and in the opinion of the Company’s management, it is probable the assets will sell within the next 12 months.
As of December 31, 2012, the Company had classified one multifamily apartment community, two commercial assets, two for-sale developments and three outparcels/pads as held for sale. These real estate assets are reflected in the accompanying Consolidated Balance Sheets of the Trust and CRLP at $93.5 million as of December 31, 2012, which represents the lower of depreciated cost or fair value less costs to sell. There was no mortgage debt associated with these properties as of December 31, 2012.
As of December 31, 2011, the Company had two for-sale developments classified as held for sale. These real estate assets are reflected in the accompanying Consolidated Balance Sheets of the Trust and CRLP at $10.5 million at December 31, 2011, which represents the lower of depreciated cost or fair value less costs to sell. There was no mortgage debt associated with these properties as of December 31, 2011. As of December 31, 2011, there were no operating properties classified as held for sale.
For-Sale Activities
The total number of units sold for condominium conversion properties, for-sale residential units and lots for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
For-sale residential units	8	11	28
Residential lots	1	—	—

During 2012, 2011 and 2010, the Company received total proceeds of $4.9 million, $5.1 million and $9.3 million, respectively, related to the sale of for-sale residential units and lots. These dispositions eliminate the operating expenses and costs to carry the associated units/lots. The Company’s portion of the proceeds from the sales was used to repay a portion of the outstanding borrowings on the Company’s unsecured credit facility. The Company recognized immaterial gains/losses on for sale residential sales in 2012, 2011 and 2010.
As of December 31, 2012, the Company had five for-sale residential units and 39 single-family lots remaining. These units/lots, valued at $5.9 million in the aggregate, are reflected in “Real estate assets held for sale, net” on the Consolidated Balance Sheets of the Trust and CRLP at December 31, 2012. As of December 31, 2011, the Company had $10.1 million of completed for-sale residential projects classified as held for sale.
For cash flow statement purposes, the Company classifies capital expenditures for newly developed for-sale residential communities in investing activities. Likewise, the proceeds from the sales of condominium units and other residential sales are also included in investing activities.
Impairment, Legal Contingencies and Other Losses
During 2012, the Company recorded impairment charges, legal contingencies and other losses totaling $26.0 million. Included in the $26.0 million is a $12.7 million charge related to certain ongoing litigation regarding Colonial Grand at Traditions (see Note 20 - "Legal Proceedings") and $8.2 million of charges (a $4.9 million increase in loss contingency accrual and a $3.3 million non-cash impairment charge on for-sale residential lots) related to a proposed settlement with respect to the UCO litigation (see Note 20 - "Legal Proceedings"). In addition, the Company recorded a $3.3 million non-cash impairment charge on one of its commercial assets (which is classified as discontinued opeartions and is therefore presented in "Income from discontinued operations" in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP), a $0.9 million charge related to warranty claims on for-sale residential units previously sold, a $0.4 million non-cash impairment charge related to a joint venture investment consisting of undeveloped land and a $0.5 million casualty loss due to property damage caused by a fire at one of the Company's multifamily apartment communities.
During 2011, the Company recorded impairment charges, legal contingencies and other losses totaling $5.7 million. The $5.7 million was comprised of $4.8 million in loss contingencies related to certain on-going litigation (see Note 20 - "Legal Proceedings"), $0.7 million of casualty losses and $0.2 million of other non-cash impairment charges. The $0.7 million of casualty losses were due to fire and weather-related structural damage at eight of the Company's multifamily apartment communities. Of the other non-cash impairment charges, $0.1 million was related to sales of various for-sale residential units and $0.1 million was related to the sale of land outparcels. These charges are included in “Impairment, legal contingencies and other losses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2011.
During 2010, the Company recorded non-cash impairment charges totaling $1.3 million. Of the $1.3 million, $1.0 million relates to casualty losses resulting from fire and weather-related structural damage at four of the Company's multifamily apartment communities and the remaining $0.3 million relates to sales of various for-sale residential units. These charges are included in “Impairment, legal contingencies and other losses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2010.
The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use. The Company estimates the fair value of each property and development project evaluated for impairment based on current market conditions and assumptions made by management, which may differ materially from actual results if market conditions continue to deteriorate or improve. The fair value of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, unit sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity. The Company will continue to monitor the specific facts and circumstances at the Company’s for-sale properties and development projects. Existing economic and market uncertainties may impact the number of projects the Company can sell, the timing of the sales and/or the prices at which the Company can sell them in future periods, and may result in additional impairment charges in connection with sales. If the Company is unable to sell projects, the Company may incur additional impairment charges on projects previously impaired as well as on projects not currently impaired but for which indicators of impairment may exist, which would decrease the value of the Company’s assets as reflected on the balance sheet and adversely affect net income and equity. There can be no assurances of the amount or pace of future property sales and closings, particularly given current economic and market conditions.

Land, Buildings and Equipment	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment
Property, Plant and Equipment Disclosure [Text Block]
Land, Buildings and Equipment
Land, buildings and equipment consisted of the following at December 31, 2012 and 2011:

($ in thousands)	2012	2011
Land	$437,094	$417,463
Depreciable property:
Buildings and improvements	2,855,123	2,849,427
Furniture, fixtures and equipment	197,107	178,565
Undeveloped land and construction in progress	296,153	306,826
	3,785,477	3,752,281
Accumulated depreciation	(804,964)	(731,894)
	2,980,513	3,020,387
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	$3,073,963	$3,030,930

Undeveloped Land and Construction in Progress	12 Months Ended
Dec. 31, 2012
Undeveloped Land and Construction in Progress [Text Block]
Undeveloped Land and Construction in Progress
During 2012, the Company completed the development of Colonial Grand at Hampton Preserve and Colonial Grand at Lake Mary (Phase I), adding 718 apartment units to the Company's multifamily portfolio. Additionally, the Company completed the infrastructure of Colonial Promenade Huntsville, a commercial development located in Huntsville, Alabama. Project development costs for these completed developments (as outlined in the table below) were funded primarily through borrowings on the Company's unsecured credit facility and sales of certain commercial properties. At December 31, 2012, the Company had six active development projects, as outlined in the table below. In addition, the Company owns approximately $207.4 million of undeveloped land parcels that are held for future developments. Of the future developments listed below, the Company expects to initiate development of at least four multifamily apartment communities during 2013. Although the Company believes that it is probable that it will develop certain of the other projects in the future as market conditions dictate, there can be no assurance that the Company will pursue any of these particular future development projects.

		Total Units/	Costs Capitalized
	Location	Square Feet (1)	to Date
($ in thousands)		(unaudited)
Completed Developments:
Multifamily:
Colonial Grand at Hampton Preserve	Tampa, FL	486	$52,244
Colonial Grand at Lake Mary (Phase I)	Orlando, FL	232	25,702
		718	77,946
Commercial:
Colonial Promenade Huntsville (Phase I) (2)	Huntsville, AL	—	$4,116

Total Completed Developments			$82,062

Active Developments:
Multifamily:
Colonial Grand at Ayrsley (Phase II)	Charlotte, NC	81	$3,454
Colonial Grand at Double Creek	Austin, TX	296	27,297
Colonial Grand at Lake Mary (Phase II)	Orlando, FL	108	11,382
Colonial Grand at Randal Lakes	Orlando, FL	462	19,579
Colonial Reserve at South End	Charlotte, NC	353	26,133
		1,300	$87,845
Commercial:
Brookwood West Retail	Birmingham, AL	41,300	$914

Total Active Developments			$88,759

Future Developments:
Multifamily:
Colonial Grand at Bellevue (Phase II)	Nashville, TN	220	$3,701
Colonial Grand at Lake Mary (Phase III)	Orlando, FL	132	1,851
Colonial Grand at Randal Park	Orlando, FL	314	6,232
Colonial Grand at Thunderbird	Phoenix, AZ	244	8,042
Colonial Grand at Sweetwater	Phoenix, AZ	195	7,240
Colonial Grand at Azure	Las Vegas, NV	438	10,575
		1,543	$37,641
Commercial:
Colonial Promenade Huntsville (Phase II)	Huntsville, AL	—	$5,215
Colonial Promenade Nord du Lac (3)	Covington, LA	236,000	25,634
Randal Park	Orlando, FL	—	10,996
		236,000	$41,845
Other Undeveloped Land:
Multifamily			$1,496
Commercial			42,095
Commercial Outparcels/Pads			17,629
For-Sale Residential Land (4)			66,688
			$127,908
Total Future Developments			$207,394
Consolidated Undeveloped Land and Construction in Progress			$296,153
________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

(2)	Development costs for this project are net of reimbursements received from the shadow-anchor.

(3)
The Company intends to develop this project in phases over time. Costs capitalized to date for this development are presented net of an aggregate $18.1 million of non-cash impairment charges recorded during 2009 and 2008.

(4)	These costs are presented net of $27.9 million of non-cash impairment charges recorded on two of the projects in 2012, 2009, 2008 and 2007. Of these charges $3.3 million were recorded during 2012.

Interest capitalized on construction in progress during 2012, 2011 and 2010 was $1.2 million, $0.4 million and $1.2 million, respectively.

Net Loss Per Share of the Trust (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Earnings Per Share [Text Block]
Net Loss Per Share of the Trust
For the years ended 2012, 2011 and 2010, a reconciliation of the numerator and denominator used in the basic and diluted loss from continuing operations per common share of the Trust is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Numerator:
Net income (loss) attributable to parent company	$8,160	$2,247	$(40,537)
Adjusted by:
Preferred stock dividends	—	—	(5,649)
Income from discontinued operations	(34,070)	(33,708)	(7,099)
Income allocated to participating securities	(529)	(402)	(373)
Preferred unit repurchase gains	—	2,500	3,000
Preferred share/unit issuance costs write-off	—	(1,319)	(4,868)
Loss from continuing operations available to common shareholders	$(26,439)	$(30,682)	$(55,526)
Denominator:
Denominator for basic net loss per share — weighted average common shares	87,251	84,142	71,919
Effect of dilutive securities	—	—	—
Denominator for diluted net loss per share — adjusted weighted average common shares	87,251	84,142	71,919

For the years ended December 31, 2012, 2011 and 2010, the Trust reported a net loss from continuing operations (after preferred dividends), and as such, dilutive share equivalents have been excluded from per share computations because including such shares would be anti-dilutive. For the years ended December 31, 2012, 2011 and 2011, 285,064, 225,163 and 55,802 dilutive share equivalents, respectively, were excluded from the computation of diluted net loss per share. For the years ended December 31, 2012, 2011 and 2010, 696,749, 994,118 and 1,001,237 outstanding share options, respectively, were excluded from the computation of diluted net loss per share because the grant date prices were greater than the average market price of the common shares and, therefore, the effect would be anti-dilutive.

Net Loss Per Unit of CRLP (Colonial Realty Limited Partnership)	12 Months Ended
Dec. 31, 2012
Colonial Realty Limited Partnership
Earnings Per Share [Text Block]
Net Loss Per Unit of CRLP
For the years ended 2012, 2011 and 2010, a reconciliation of the numerator and denominator used in the basic and diluted loss from continuing operations per common unit of CRLP is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Numerator:
Loss from continuing operations	$(32,120)	$(30,411)	$(46,395)
Adjusted by:
Income allocated to participating securities	(529)	(402)	(373)
Noncontrolling interest of limited partners - continuing operations	(43)	(53)	103
Distributions to limited partner preferred unitholders	—	(3,586)	(7,161)
Distributions to general partner preferred unitholders	—	—	(5,649)
Preferred unit repurchase gains	—	2,500	3,000
Preferred unit issuance costs	—	(1,319)	(4,868)
Loss from continuing operations available to common unitholders	$(32,692)	$(33,271)	$(61,343)
Denominator:
Denominator for basic net loss per unit — weighted average common units	94,410	91,389	79,536
Effect of dilutive securities	—	—	—
Denominator for diluted net loss per unit — adjusted weighted average common units	94,410	91,389	79,536

For the years ended December 31, 2012, 2011 and 2010, CRLP reported a net loss from continuing operations (after preferred dividends), and as such, dilutive unit equivalents have been excluded from per unit computations because including such units would be anti-dilutive. For the years ended December 31, 2012, 2011 and 2010, 285,064, 225,163 and 55,802 dilutive unit equivalents, respectively, were excluded from the computation of diluted net loss per unit. For the years ended December 31, 2012, 2011 and 2010, 696,749, 994,118 and 1,001,237 outstanding unit options, respectively, were excluded from the computation of diluted net loss per unit because the grant date prices were greater than the average market price of the common shares/units and, therefore, the effect would be anti-dilutive.

Equity of the Trust (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Equity
Equity [Text Block]
Equity of the Trust

Ownership of the Trust is maintained through common shares of beneficial interest (the "common shares"), preferred shares of beneficial interest (the "preferred shares") and noncontrolling interest in CRLP (the "units"). Common shareholders represent public equity owners and common unitholders represent noncontrolling interest owners. Each unit may be redeemed for either one common share or, at the option of the Trust, cash equal to the fair market value of a common share at the time of redemption. When a common unitholder redeems a unit for a common share or cash, noncontrolling interest is reduced. In addition, the Company has acquired properties since its formation by issuing distribution paying and non-distribution paying units. The non-distribution paying units convert to distribution paying units at various dates subsequent to their original issuance. At December 31, 2012 and 2011, 7,152,752 and 7,169,388 units of CRLP were outstanding, respectively, excluding units held by the Trust, all of which were distribution paying units.

The following table presents the changes in the issued common shares of beneficial interest of the Trust since December 31, 2011 (but excluding 7,152,752 and 7,169,388 units of CRLP at December 31, 2012 and December 31, 2011, respectively, each of which is redeemable for either cash equal to the fair market value of a common share at the time of redemption or, at the option of the Trust, one common share):

Issued at December 31, 2011 (1)	93,096,722
Common shares issued through dividend reinvestments	341,131
Restricted shares issued (cancelled), net	273,628
Redemption of CRLP units for common shares	16,636
Issuances under other employee and nonemployee share plans	107,677
Issued at December 31, 2012 (1)	93,835,794
___________________

(1)	Includes 5,623,150 treasury shares.
Equity Offerings
In 2010 and 2011, the Trust completed the following offerings of its common shares under four separate continuous "at-the-market" equity offering programs, each of which was fully exhausted as of December 31, 2011:

($ in thousands, except per share amounts)
	Issuance Authorized		Amount Authorized	Shares Issued	Weighted Avg Issuance Price Per Share	Net Proceeds (1)
2010	February 2010		$50,000	3,602,348	$13.88	$48,999
	July 2010		100,000	6,329,026	15.80	98,990
	December 2010		100,000	462,500	18.06	8,185

		2010 Total		10,393,874	$15.24	$156,174

2011	December 2010		$100,000	4,788,525	$19.14	$89,813
	May 2011		75,000	3,628,321	20.67	73,873

		2011 Total		8,416,846	$19.80	$163,686
________________________

(1)	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.

The net proceeds resulting from the equity offerings were used to redeem all of the Trust's outstanding Series D Preferred Depositary Shares and to repurchase one-half of CRLP's outstanding Series B Preferred Units during 2010; to partially fund three of the multifamily property acquisitions and the purchase of the Colonial Grand at Traditions joint venture mortgage loan during 2011 (see Note 3 - "Real Estate Activity - Acquisition Activity"); to pay down a portion of the outstanding borrowings under the Company's unsecured credit facility and to fund other general corporate purposes.
Repurchases/Redemption of Series D Preferred Depositary Shares
In April 2003, the Trust issued 5,000,000 depositary shares (the "Series D Preferred Depositary Shares"), each representing 1/10 of a share of 8.125% Series D Cumulative Redeemable Preferred Shares of Beneficial Interest, par value $0.01 per share. During 2010, the Trust redeemed all of the remaining outstanding 4,004,735 Series D Preferred Depositary Shares, plus any accrued and unpaid dividends, in open market (or privately negotiated) transactions for an aggregate redemption price per share of $25.2257, or $100.1 million in the aggregate. As a result of this redemption, the Company recorded a charge of approximately $3.6 million related to the original preferred share issuance costs.

Capital Structure of CRLP (Colonial Realty Limited Partnership)	12 Months Ended
Dec. 31, 2012
Colonial Realty Limited Partnership
Equity
Equity [Text Block]
Capital Structure of CRLP
Issuances of Common Units
Pursuant to the CRLP partnership agreement, each time the Trust issues common shares, CRLP issues to the Trust an equal number of units for the same price at which the common shares were sold. As described in Note 8 - "Equity of the Trust", during the year ended December 31, 2011, the Trust issued 8,416,846 common shares, generating proceeds of approximately $163.7 million, net of underwriting discounts, at an average price of $19.80 per share, under its continuous "at-the-market" equity offering programs. During the year ended December 31, 2010, the Trust issued 10,393,874 common shares, generating proceeds of approximately $156.2 million, net of underwriting discounts, at an average price of $15.24 per share, under its continuous "at-the-market" equity offering programs. Accordingly, CRLP issued 8,416,846 common units, at a weighted average issue price of $19.80 per unit, to the Trust during 2011 and 10,393,874 common units, at a weighted average issue price of $15.24 per unit, to the Trust during 2010.
Repurchase of Series B Preferred Units
In February 1999, CRLP issued 2.0 million units of $50 par value 8.875% Series B Cumulative Redeemable Preferred Units (the "Series B Preferred Units"), valued at $100.0 million in a private placement, net of offering costs of $2.6 million. On February 18, 2004, CRLP modified the terms of the Series B Preferred Units. Under the modified terms, the Series B Preferred Units bore a distribution rate of 7.25% and were redeemable at the option of CRLP, in whole or in part, after February 24, 2009, at the cost of the original capital contribution plus the cumulative priority return, whether or not declared. The terms of the Series B Preferred Units were further modified on March 14, 2005 to extend the redemption date from February 24, 2009 to August 24, 2009. The Series B Preferred Units were exchangeable for 7.25% Series B Preferred Shares of the Trust, in whole or in part at anytime on or after January 1, 2014, at the option of the holders.
During December 2010, CRLP repurchased 1.0 million of its outstanding 7.25% Series B Cumulative Redeemable Preferred Units (the "Series B Preferred Units") from the existing holders for $47.0 million, plus accrued but unpaid dividends, which represented a 6% discount to the original issuance price and resulted in a gain of $3.0 million. The Series B Preferred Units were originally issued in a private placement in February 1999. As a result of the repurchase, during 2010, CRLP wrote off $1.3 million related to the original preferred unit issuance costs. During December 2011, CRLP repurchased the remaining 1.0 million of the outstanding Series B Preferred Units from the existing holders for $47.5 million, plus accrued but unpaid dividends, which represented a 5% discount to the original issuance price and resulted in a gain of $2.5 million. As a result of the repurchase, during 2011, CRLP wrote off $1.3 million related to the original preferred unit issuance costs.

Repurchases/Redemption of Series D Preferred Units
During 2010, in connection with the Trust's redemption of all of the outstanding 4,004,735 Series D Preferred Shares, CRLP repurchased from the Trust all of the corresponding Series D Preferred Units of CRLP for the same price at which the Trust redeemed the Series D Preferred Shares, $25.2257 per Series D Preferred Depositary Unit, or $100.1 million in the aggregate.

Redeemable Noncontrolling Interest of the Trust (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Redeemable Noncontrolling Interest
Noncontrolling Interest Disclosure [Text Block]
Redeemable Noncontrolling Interests of the Trust
Redeemable noncontrolling interests – Common units, as presented on the Trust's consolidated balance sheets, represent the limited partner interests in CRLP held by individuals and entities other than the Trust, at the greater of the closing market price of the Trust's common shares or the aggregate value of the individual partners' capital balances, as of the applicable date. At December 31, 2012 and December 31, 2011, the value of these redeemable noncontrolling interests was $162.1 million and $159.6 million, respectively, based on the closing price of the Trust's common shares of $21.37 and $20.86, respectively, on those dates.
Each common unit may be redeemed by the holder thereof for either cash equal to the fair market value of one common share of the Trust at the time of such redemption or, at the option of the Trust, one common share of the Trust. During the years ended December 31, 2012 and 2011, holders redeemed 16,636 and 130,142 units, respectively, in exchange for an equal number of the Trust's common shares.

Redeemable Partnership Units of CRLP (Colonial Realty Limited Partnership)	12 Months Ended
Dec. 31, 2012
Colonial Realty Limited Partnership
Redeemable Noncontrolling Interest
Noncontrolling Interest Disclosure [Text Block]
Redeemable Partnership Units of CRLP
Redeemable units, as presented on CRLP's consolidated balance sheets, represent the limited partner interests in CRLP held by individuals and entities other than the Trust, valued at the greater of the closing market price of the Trust's common shares or the aggregate value of the individual partners' capital balances, as of the applicable date. At December 31, 2012 and December 31, 2011 , the value of the redeemable units was $162.1 million and $159.6 million, respectively, based on the closing price of the Trust's common shares of $21.37 and $20.86, respectively, on those dates.
Holders of common units are entitled to receive distributions in a per unit amount equal to the per share dividends made with respect to each share of the Trust's common shares, if and when the Board of Trustees of the Trust declares such a dividend. Each common unit may be redeemed by the holder thereof for either cash equal to the fair market value of one common share of the Trust at the time of such redemption or, at the option of the Trust, one common share of the Trust. During the years ended December 31, 2012 and 2011, holders redeemed 16,636 and 130,142 units, respectively, in exchange for an equal number of the Trust's common shares.
Operating Partnership
Net income is allocated to noncontrolling interests based on their respective ownership percentage of the Operating Partnership. The ownership percentage is calculated by dividing the number of operating partnership units held by the noncontrolling interests by the total operating partnership units held by the noncontrolling interests and the Trust. Issuance of additional Common Shares changes the ownership interests of both the noncontrolling interests and the Trust.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Information
Segment Reporting Disclosure [Text Block]
Segment Information
The Company currently manages its business based on the performance of two operating segments: multifamily and commercial. The multifamily and commercial segments have separate management teams that are responsible for acquiring, developing, managing and leasing properties within each respective segment.
Multifamily management is responsible for all aspects of the Company’s multifamily property operations, including the management and leasing services for 114 multifamily apartment communities, as well as third-party management services for multifamily apartment communities in which the Company does not have an ownership interest. Additionally, the multifamily management team is responsible for all aspects of for-sale developments, including disposition activities. The multifamily segment includes the operations and assets of the for-sale developments due to the insignificance of these operations in the periods presented. Commercial management is responsible for all aspects of the Company’s commercial property operations, including the management and leasing services for 11 commercial properties, as well as third-party management services for a commercial property in which the Company does not have an ownership interest and for brokerage services in other commercial property transactions.

The pro-rata portion of the revenues and net operating income (“NOI”) of the partially-owned unconsolidated entities in which the Company has an interest are included in the applicable segment information. Additionally, the revenues and NOI of properties sold that are classified as discontinued operations are also included in the applicable segment information. In reconciling the segment information presented below to total revenues, income/loss from continuing operations and total assets, investments in partially-owned unconsolidated entities are eliminated as equity investments and discontinued operations are reported separately. Management evaluates the performance of its multifamily and commercial segments and allocates resources to them based on segment NOI. Segment NOI is defined as total property revenues (including minimum rent and other property-related revenue) less total property operating expenses (including such items as general and administrative expenses, on-site payroll, repairs and maintenance, real estate taxes, insurance and advertising) and includes revenues/expenses from unconsolidated partnerships and joint ventures.

Presented below is segment information for the multifamily and commercial segments including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2012 and 2011. For purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned since January 1, 2011. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2012	2011
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$310,859	$294,800
Multifamily - Other (2)	56,771	41,247
Total multifamily	367,630	336,047
Commercial	62,084	77,850
Total segment revenues	429,714	413,897
Partially-owned unconsolidated entities — Multifamily	(1,731)	(2,336)
Partially-owned unconsolidated entities — Commercial	(11,500)	(26,046)
Other non-property related revenue	5,712	8,047
Discontinued operations property revenue	(53,348)	(63,936)
Total consolidated revenues	$368,847	$329,626

NOI:
Segment NOI:
Multifamily - Same Property (1)	$188,869	$175,553
Multifamily - Other (2)	31,067	20,491
Total multifamily	219,936	196,044
Commercial	41,601	52,774
Total segment NOI	261,537	248,818
Partially-owned unconsolidated entities — Multifamily	(924)	(1,183)
Partially-owned unconsolidated entities — Commercial	(7,340)	(17,318)
Other non-property related revenue	5,712	8,047
Discontinued operations property NOI	(30,375)	(38,375)
Impairment — discontinued operations (3)	(3,251)	—
Property management expense	(12,858)	(9,185)
General and administrative expense	(22,615)	(20,439)
Management fees and other expenses	(6,298)	(8,067)
Restructuring charges	(1,848)	(153)
Investment and development expenses (3)	(1,285)	(1,781)
Depreciation	(113,961)	(107,236)
Amortization	(3,043)	(4,540)
Impairment, legal contingencies and other losses (4)	(22,762)	(5,736)
Income from operations	40,689	42,852
Total other income (expense), net (5)	(68,664)	(73,263)
Loss from continuing operations	$(27,975)	$(30,411)
________________________

(1)	Consists of the 95 consolidated multifamily communities, containing 28,943 apartment units, continuously owned since January 1, 2011.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Presented below is segment information, for the multifamily and commercial segments, including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2011 and 2010. For the purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned during the periods presented since January 1, 2010. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2011	2010
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$295,620	$283,115
Multifamily - Other (2)	40,427	26,279
Total multifamily	336,047	309,394
Commercial	77,850	80,015
Total segment revenues	413,897	389,409
Partially-owned unconsolidated entities — Multifamily	(2,336)	(3,106)
Partially-owned unconsolidated entities — Commercial	(26,046)	(30,987)
Other non-property related revenue	8,047	11,693
Discontinued operations property revenue	(63,936)	(65,302)
Total consolidated revenues	$329,626	$301,707

NOI:
Segment NOI:
Multifamily - Same Property (1)	$174,890	$163,058
Multifamily - Other (2)	21,154	11,134
Total multifamily	196,044	174,192
Commercial	52,774	54,006
Total segment NOI	248,818	228,198
Partially-owned unconsolidated entities — Multifamily	(1,183)	(1,468)
Partially-owned unconsolidated entities — Commercial	(17,318)	(20,839)
Other non-property related revenue	8,047	11,693
Discontinued operations property NOI	(38,375)	(37,333)
Property management expense	(9,185)	(8,584)
General and administrative expense	(20,439)	(18,563)
Management fees and other expenses	(8,067)	(9,504)
Restructuring charges	(153)	(361)
Investment and development expenses (3)	(1,781)	(422)
Depreciation	(107,236)	(100,137)
Amortization	(4,540)	(2,856)
Impairment, legal contingencies and other losses (4)	(5,736)	(1,308)
Income from operations	42,852	38,516
Total other income (expense), net (5)	(73,263)	(84,911)
Loss from continuing operations	$(30,411)	$(46,395)
________________________

(1)	Consists of the 96 consolidated multifamily communities, containing 29,233 apartment units, continuously owned during the periods presented since January 1, 2010.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Additionally, the Company's total segment capitalized expenditures to total capitalized expenditures and total segment assets to total assets as of December 31, 2012 and 2011 are presented below.

	As of December 31,
($ in thousands)	2012	2011
Development and Capitalized Expenditures:
Multifamily	$103,444	$59,007
Commercial	18,857	10,756
Corporate	346	373
Total consolidated development and capitalized expenditures	$122,647	$70,136

Assets:
Segment assets:
Multifamily	$2,669,843	$2,584,769
Commercial	450,582	514,810
Total segment assets	3,120,425	3,099,579
Unallocated corporate assets (1)	165,783	159,026
Colonial Properties Trust	$3,286,208	$3,258,605
Corporate assets specific to Colonial Properties Trust	(48)	(177)
Colonial Realty Limited Partnership	$3,286,160	$3,258,428
________________________

(1)	Includes the Company's investment in partially-owned entities of $7.8 million and $12.3 million as of December 31, 2012 and December 31, 2011, respectively.

Investment in Partially-Owned Entities	12 Months Ended
Dec. 31, 2012
Equity Method Investments Disclosure [Text Block]
Investment in Partially-Owned Entities
The Company evaluates all transactions and relationships with variable interest entities (VIEs) to determine whether the Company is the primary beneficiary.
Consolidated Investments in Variable Interest Entities
Based on the Company's evaluation, as of December 31, 2012, the Company has one consolidated VIE — CMS/Colonial Canyon Creek — which the Company began consolidating in September 2009 as a result of a preferred equity contribution of $11.5 million made by the Company to the joint venture in connection with a construction loan refinancing. This joint venture is a variable interest entity and the Company's $11.5 million preferred equity contribution constituted a reconsideration event.
In assessing whether the Company was the primary beneficiary under FASB ASU 2009-17, the Company considered the significant economic activities of this variable interest entity to consist of:

(1)	the sale of the single apartment community owned by the partnership,

(2)	the financing arrangements with banks or other creditors,

(3)	the capital improvements or significant repairs, and

(4)	the pricing of apartment units for rent.
The Company concluded that it has the power to direct the activities of this joint venture and that the Company has the obligation to absorb losses and the right to receive benefits from this joint venture that could be significant to the joint venture. Therefore, the Company consolidates the CMS/Canyon Creek joint venture.
Investments in Unconsolidated Partially-Owned Entities
Investments in unconsolidated partially-owned entities at December 31, 2012 and 2011 consisted of the following:

	Percent	As of December 31,
($ in thousands)	Owned	2012	2011
Multifamily:
Belterra, Ft. Worth, TX	10%	$300	$365
Colonial Grand at Huntcliff, Atlanta, GA	20%	1,195	1,382
Colonial Grand at McKinney, Dallas, TX (1)	25%	1,715	1,721
Colonial Grand at Research Park, Raleigh, NC (2)	—%	—	660
Regents Park (Phase II), Atlanta, GA (1)	40%	2,460	3,341
Total Multifamily		$5,670	$7,469

Commercial:
600 Building Partnership, Birmingham, AL	33%	357	331
Bluerock, Huntsville, AL (3)	—%	—	(6,426)
Colonial Promenade Madison, Huntsville, AL (4)	—%	—	2,062
Colonial Promenade Smyrna, Smyrna, TN	50%	1,683	2,259
DRA/CLP JV (5)	—%	—	(25,152)
Highway 150, LLC, Birmingham, AL (6)	10%	50	43
Parkside Drive LLC II, Knoxville, TN (7)	—%	—	112
Total Commercial		$2,090	$(26,771)

Other:
Colonial/Polar-BEK Management Company, Birmingham, AL	50%	17	28
Total Other		$17	$28

Net investment in partially-owned entities (8)		$7,777	$(19,274)
________________________

(1)	These joint ventures consist of undeveloped land.

(2)	In October 2012, the Company acquired the property held by the joint venture (see below).

(3)
Effective December 31, 2012, the Company sold its 10% noncontrolling interest (see below). This equity interest is presented under “Liabilities” on the Company's Consolidated Balance Sheet as of December 31, 2011.

(4)	In February 2012, the Company sold its 25% noncontrolling joint venture interest (see below).

(5)	Effective June 30, 2012, the Company redeemed its 15% noncontrolling joint venture interest (see below).

(6)	In January 2013, the Company sold its 10% noncontrolling joint venture interest (see Note 22 - "Subsequent Events").

(7)	In December 2011, the Company sold its 50% noncontrolling interest in this joint venture (see below).

(8)
Net investment in partially-owned entities as of December 31, 2011 includes the Trust's $4.1 million contingent obligation related to the DRA/CLP JV. CRLP's net investment in partially owned entities was $(15.1) million as of December 31, 2011.

Effective December 31, 2012, the Company disposed of its 10% noncontrolling interest in the Bluerock office portfolio, which consisted of nine office assets comprising 1.7 million square feet located in Huntsville, Alabama. As a result of the transaction, the Company recognized a gain of approximately $7.4 million (presented in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss)), the majority of which had been deferred since the formation of the Bluerock entity in 2007. Pursuant to the transaction, the Company received $2.0 million in cash, of which $1.3 million was related to the management agreement buyout and $0.7 million was related to the purchase of the Company's equity interest in the portfolio. Also, as a result of the transaction, the Company no longer has responsibility for $10.7 million of associated mortgage debt and $7.9 million of other liabilities, which represents the Company's pro-rata share. The Company transitioned management and leasing responsibilities as of January 31, 2013. As a result of this transaction, the Company no longer has an equity interest in this portfolio.
In October 2012, the Company purchased Colonial Grand at Research Park, a 370-unit multifamily apartment community located in Raleigh, North Carolina, for $38.0 million, of which $21.3 million was used to repay existing property specific debt at closing. Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. In accordance with ASC 805, the Company remeasured its former noncontrolling interest to fair value and recognized a gain of $2.8 million on the transaction (presented in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss)). As a result of the transaction, the Company began presenting Colonial Grand at Research Park in the Company's consolidated financial statements beginning October 1, 2012. This acquisition was funded with proceeds from asset dispositions and borrowings on the Company's unsecured credit facility.
In September 2012, the Company recorded a $0.5 million non-cash impairment charge, which represents the Company's pro-rata share of the charge, related to a for-sale residential parcel of land held in a joint venture. This charge is presented in "Income from partially-owned unconsolidated entities" in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP.
Effective June 30, 2012, the Company's remaining 15% noncontrolling interest in the 18-asset DRA/CLP joint venture was redeemed by the joint venture in exchange for $2.0 million, and the Company is no longer responsible for approximately $111.3 million of mortgage debt, which represented the Company's pro rata share of the joint venture's mortgage debt. The $2.0 million contingent consideration is payable to the Company following the occurrence of one or more capital events and after certain returns have been achieved with respect to additional capital expected to be invested in the joint venture by other members of the joint venture. However, the Company has assigned no value to this consideration. In addition, the Trust was released from a $4.1 million contingent liability, which represented the Trust's pro rata share of a guaranty obligation resulting from a debt guaranty provided by the joint venture. As a result of the transaction, during the second quarter of 2012, the Company recognized a gain of approximately $21.9 million (presented in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss)), the majority of which had been deferred since the formation of the DRA/CLP joint venture in 2007. The gain is net of a $3.2 million non-cash impairment charge, which represents the Company's pro-rata share of an impairment recorded by the joint venture for 2011, but omitted in the Company's annual financial statements for the year ended December 31, 2011. Along with the redemption of its interest in the DRA/CLP joint venture the Company has reduced its workforce in the commercial segment by a total of 27 employees through the elimination of certain positions. As a result, approximately $1.4 million in termination benefits and severance-related charges, are included in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31, 2012. Of the $1.4 million in charges, $0.7 million is unpaid and reflected in “Accrued expenses” on the Company's Consolidated Balance Sheets of the Trust and CRLP as of December 31, 2012. The Company transitioned the management of the properties and certain leasing responsibilities to a third party as of September 30, 2012. As a result of this transaction, the Company no longer has an interest in this joint venture.
In February 2012, the Company sold its 25% noncontrolling joint venture interest in Colonial Promenade Madison, a 111,000 square-foot retail center located in Huntsville, Alabama, to a minority partner for total consideration of $3.0 million. The Company recognized a gain of approximately $1.0 million on this transaction. Proceeds from the sale were used to repay a portion of the outstanding balance on the Company's unsecured credit facility. As a result of this transaction, the Company no longer has an interest in this joint venture.
In December 2011, the Company, Parkside Drive LLC I and Parkside Drive LLC II sold Colonial Pinnacle at Turkey Creek, a 659,000-square-foot retail center located in Knoxville, Tennessee, for total consideration of $131.7 million. The Company held a 50% noncontrolling interest in this asset and received cash proceeds of $25.6 million in connection with the sale, which is presented in "Distributions from partially-owned entities" on the Consolidated Statements of Cash Flows of the Trust and CRLP. These proceeds were used to repay a portion of the outstanding balance on the Company's unsecured credit facility and fund the acquisition of multifamily apartment communities (see Note 3 - "Real Estate Activity - Acquisition Activity"). The Company recognized an $18.8 million gain on this transaction.
In November 2011, the Company sold its remaining 5% noncontrolling joint venture interest in Colonial Promenade Alabaster II/Tutwiler II, LLC, a 420,000-square-foot retail center located in Birmingham, Alabama, to the majority partner. The company's interest was sold for total consideration of $2.4 million, comprised of $0.4 million in cash and the joint venture partner's assumption of the Company's $2.0 million share of the existing loan secured by the property. Proceeds from the sale were used to repay a portion of the outstanding balance on the Company's unsecured credit facility. As a result of this transaction, the Company no longer has an interest in this joint venture.
In July 2011, the Company purchased the remaining 50% interest in Laneboro at Heathrow, LLC for $1.3 million. This site is currently under active construction and is scheduled to be completed in the first quarter of 2013 (see Note 5 - "Undeveloped Land and Construction in Progress"). The property under construction, Colonial Grand at Lake Mary (Phase II), is adjacent to the Colonial Grand at Lake Mary (Phase I) multifamily property that was placed into service in the fourth quarter 2012.

In October 2010, the Company sold its remaining 50% noncontrolling interest in the Parkway Place Mall in Huntsville, Alabama, to joint venture partner CBL & Associates Properties, Inc. The Company's interest was sold for total consideration of $38.8 million, comprised of $17.9 million in cash (presented as a component of “Distributions from partially-owned unconsolidated entities” in the Consolidated Statement of Cash Flows of the Trust and CRLP) and CBL's assumption of the Company's $20.9 million share of the existing loan secured by the property. Proceeds from the sale were used to repay a portion of the outstanding balance of the Company's unsecured credit facility. The Company recognized a $3.5 million gain on this transaction.
In June 2010, the Company exited two single-asset multifamily joint ventures with DRA Advisors LLC (“DRA”) totaling 664 units, in each of which the Company had a 20% ownership interest. Pursuant to the transaction, the Company transferred its 20% ownership interest in Colonial Village at Cary to DRA and made a net cash payment of $2.7 million in exchange for DRA's 80% ownership in the 345-unit Colonial Grand at Riverchase Trails located in Birmingham, Alabama. Additionally, the Company assumed and subsequently repaid the $19.3 million loan securing Colonial Grand at Riverchase Trails, which was set to mature on October 1, 2010. The Company now owns 100% of Colonial Grand at Riverchase Trails and DRA now owns 100% of Colonial Village at Cary, with respect to which DRA assumed the existing secured mortgage. The Company continued to manage Colonial Village at Cary through September 30, 2010, pursuant to an existing management agreement. The transaction was funded by borrowings from the Company's unsecured credit facility and proceeds from issuances of common shares through the Company's “at-the-market” equity program.
Combined financial information for the Company’s investments in unconsolidated partially-owned entities since the respective dates of the Company’s acquisitions is as follows:

	As of December 31,
($ in thousands)	2012	2011 (1)
Balance Sheet
Assets
Land, building and equipment, net	$92,366	$1,044,266
Construction in progress	12,701	13,841
Other assets	10,347	78,564
Total assets	$115,414	$1,136,671
Liabilities and partners’ equity
Notes payable (2)	$83,738	$957,068
Other liabilities	2,238	106,068
Partners’ equity	29,438	73,535
Total liabilities and partners’ equity	$115,414	$1,136,671
________________________

(1)
"Land, building and equipment, net" has been revised from the amount previously reported to appropriately reflect an asset impairment of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)	The Company’s pro-rata share of indebtedness, as calculated based on ownership percentage, at December 31, 2012 and 2011 was $20.7 million and $147.8 million, respectively.

	Years Ended December 31,
($ in thousands)	2012	2011 (1)	2010
Statement of Operations
Revenues	$88,790	$162,474	$179,506
Operating expenses	(34,754)	(93,707)	(64,478)
Interest expense	(39,899)	(67,930)	(71,524)
Depreciation, amortization and other	(18,409)	(23,963)	(74,006)
Net loss (2)	$(4,272)	$(23,126)	$(30,502)
________________________

(1)	"Operating expenses" has been revised from amount previously reported to appropriately reflect an impairment charge of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)
In addition to including the Company’s pro-rata share of income (loss) from partially-owned unconsolidated entities of $0.2 million, $12.3 million and $(3.7) million for the years ended December 31, 2012, 2011, and 2010, respectively, “Income from partially-owned unconsolidated entities”on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) includes gains(losses) on the Company’s dispositions of joint-venture interests and amortization of basis differences which are not reflected in the table above.

Financing Activities	12 Months Ended
Dec. 31, 2012
Financing Activities
Debt Disclosure [Text Block]
Financing Activities

Notes and mortgages payable at December 31, 2012 and 2011 consist of the following:

	Years Ended December 31,
($ in thousands)	2012	2011
Unsecured credit facility	$188,631	$184,000
Unsecured term loans	400,000	250,000
Mortgages and other notes:
3.13% to 6.00%	526,634	529,243
6.01% to 6.88%	716,727	796,484
	$1,831,992	$1,759,727

Unsecured Revolving Credit Facility and Cash Management Line

On March 30, 2012, CRLP, with the Trust as guarantor, entered into a $500.0 million unsecured revolving credit facility (the “Credit Facility”) with Wells Fargo Securities, LLC and Merrill Lynch, Pierce, Fenner & Smith Incorporated as joint lead arrangers and Wells Fargo Bank, National Association ("Wells Fargo"), as administrative agent for the lenders, and certain other financial institutions party thereto as agents and lenders. The Credit Facility replaced CRLP's prior $675.0 million credit facility, which matured on June 21, 2012. The Credit Facility has a maturity date of March 29, 2016, with a one-year extension option, which may be exercised as long as there is no existing default and upon payment of a 0.20% extension fee. The Credit Facility includes an accordion feature that allows the total commitments to be increased to $700.0 million, subject to certain conditions, including obtaining commitments from any one or more lenders, whether or not currently a lender under the Credit Facility.

The spread over LIBOR for syndicated borrowings under the Credit Facility ranges from 1.00% to 1.80% and the facility fee ranges from 0.15% and 0.40%, each based on the credit ratings of CRLP's senior unsecured debt from time to time. As of December 31, 2012, the Credit Facility had a stated interest rate of LIBOR plus 1.40% and required the payment of an annual facility fee equal to 0.30% of the aggregate loan commitments. The Credit Facility also includes an uncommitted competitive bid option for up to $250.0 million of the $500.0 million Credit Facility, which can be utilized if CRLP maintains an investment grade credit rating from either Moody's Investors Services, Inc., or Standard & Poor's Ratings Services. This option would allow participating banks to bid to provide CRLP loans at a rate that may be lower than the stated rate for syndicated borrowings.

The Credit Facility includes certain events of default including, but not limited to, nonpayment of principal, interest, fees or other amounts, failure to perform certain covenants, an event of default under any other indebtedness in the aggregate greater than or equal to $25.0 million, an event of default under CRLP's unsecured term loan, and bankruptcy of other insolvency events. The occurrence of an event of default, following any applicable cure period, would permit the lenders to, among other things, declare the principal, accrued interest and other obligations of CRLP under the Credit Facility to be immediately due and payable.
Both the Credit Facility and term loan agreements (described below) under "Senior Unsecured Term Loans" require that CRLP satisfy similar financial and operational covenants, including the following:

	As of
	December 31, 2012	Requirements:
Fixed Charge Ratio	2.2x	>1.5x
Debt to Total Asset Value Ratio	45%	<60.0%
Secured Debt to Total Asset Value Ratio	17%	<40.0%
Unencumbered Leverage Ratio	45%	<62.5%
Permitted Investments Ratio	11%	<30.0%
Tangible Net Worth ($ in billions)	$2.1	$1.0

At December 31, 2012, the Company was in compliance with these covenants.

In addition to the Credit Facility, the Company has a $35.0 million cash management line provided by Wells Fargo, which was amended and restated in April 2012. The amended and restated cash management line has a maturity date of March 29, 2016.

The Credit Facility and the cash management line, which primarily are used by the Company to finance property acquisitions and developments, had an outstanding balance at December 31, 2012 of $188.6 million, including $170.0 million outstanding on the Credit Facility and $18.6 million outstanding on the cash management line. The weighted average interest rate of the Credit Facility and the cash management line was 1.61% and 1.35% as of December 31, 2012 and 2011, respectively.

CRLP intends to use future borrowings under the Credit Facility and the cash management line for general corporate purposes, including, without limitation, the repayment of outstanding indebtedness, the future development of properties, the acquisition of additional properties and other acquisition transactions as suitable opportunities arise, capital expenditures, and redevelopment and/or improvements to certain existing properties.

Senior Unsecured Term Loans

On May 11, 2012, CRLP, with the Trust as guarantor, entered into a term loan agreement with U.S. Bank National Association, as administrative agent and a lender, and certain other financial institutions party thereto as lenders, which provides for a $150.0 million senior unsecured term loan. As of December 31, 2012, the term loan had an outstanding balance of $150.0 million. The term loan bears interest at LIBOR plus a margin ranging from 1.10% to 2.05% based on the credit ratings on CRLP's unsecured debt from time to time. The Company entered into two interest rate swaps (see Note 15 - "Derivatives and Hedging") to fix the interest rate through maturity at an all-in initial rate of 2.71%, based on an initial margin of 1.60%. The term loan matures on May 11, 2017 and may be prepaid, in whole or in part, at any time, without premium or penalty. The proceeds from the term loan were used to repay a portion of the outstanding borrowings under the Credit Facility. In connection with this new term loan agreement, the Company amended the 2011 term loan agreement described below, as well as the Company's March 2012 credit agreement, to conform certain defined terms and the language in certain covenants among the three loans and to reflect the new May 2012 term loan.

On July 22, 2011, CRLP, with the Trust as guarantor, entered into a term loan agreement (the "Term Loan Agreement") with Wells Fargo, as administrative agent and a lender, and certain other financial institutions party thereto as lenders, for a $250.0 million senior unsecured term loan. As of December 31, 2012, the term loan had an outstanding balance of $250.0 million. The term loan bears interest at LIBOR plus a margin ranging from 1.65% to 2.90% based on the credit ratings on CRLP's unsecured debt from time to time. The Company entered into two interest rate swaps (see Note 15 - "Derivatives and Hedging") to fix the interest rate through maturity at an all-in initial interest rate of 5.00%, based on the initial margin of 2.45%. During 2012, CRLP's senior unsecured debt rating was upgraded to Baa3, therefore reducing the interest rate to 4.55%. The term loan matures on August 1, 2018 and may be prepaid, in whole or in part, at any time, subject to a prepayment premium of 2% for amounts prepaid on or prior to July 22, 2013 and 1% for amounts prepaid after July 22, 2013 but prior to July 23, 2014. There is no prepayment premium for amounts prepaid after July 22, 2014. The proceeds from the term loan were used to repay a portion of the outstanding borrowings under the Credit Facility.

Both term loan agreements discussed above contain various restrictive covenants, including with respect to liens, indebtedness, distributions, mergers and asset sales, and also limits the percentage of CRLP's total asset value that may be invested in unimproved land, mortgage receivables, unconsolidated joint ventures, residential units for sale and construction. As described above, the term loan agreements require that CRLP satisfy certain financial and operational covenants. The term loan agreements include certain events of default including, but not limited to, nonpayment of principal, interest, fees or other amounts, failure to perform certain covenants, an event of default under any other indebtedness in the aggregate greater than or equal to $20.0 million for the term loan entered into in June 2011 and greater than or equal to $25.0 million for the term loan entered into in May 2012, an event of default under the Credit Facility, and bankruptcy or other insolvency events. The occurrence of an event of default, following any applicable cure period, would permit the lenders to, among other things, declare the principal, accrued interest and other obligations of CRLP under the term loan agreements to be immediately due and payable.

Secured and Unsecured Indebtedness

At December 31, 2012, the Company had $1.1 billion in unsecured indebtedness including balances outstanding under its Credit Facility and certain other notes payable. The remainder of the Company's notes and mortgages payable are collateralized by the assignment of rents and leases of certain properties and assets with an aggregate net book value of approximately $691.9 million at December 31, 2012.

The aggregate maturities of notes and mortgages payable, including the Company’s Credit Facility as of December 31, 2012, were as follows:

As of
($ in thousands)	December 31, 2012
2013	$99,504
2014	192,051
2015	223,664
2016 (1)	277,977
2017	150,000
Thereafter	888,796
$1,831,992
_______________________

(1)	Includes $188.6 million outstanding on the Company’s Credit Facility as of December 31, 2012, which matures in March 2016.
Collateralized Credit Facilities
In the second quarter of 2010, the Company closed on $73.2 million of secured financing originated by Berkadia Commercial Mortgage LLC for repurchase by Fannie Mae. The financing has a 10 year term, carries a fixed interest rate of 5.02% and is secured by three multifamily properties. The proceeds from this financing were used to repay a portion of the outstanding balance on the Company's Credit Facility.
Unsecured Senior Notes Repurchases
During 2010, under a note repurchase program approved by the Trust's Board of Trustees in January 2010, CRLP repurchased $37.7 million of its outstanding unsecured senior notes, at an average discount of 3.5%, representing an average yield-to-maturity of 6.7%. The Company recognized a gain of approximately $1.0 million in 2010 related to these note repurchases, which is included in "Gains on retirement of debt" on the Consolidated Statement of Operations and Comprehensive Income (Loss) of the Trust and CRLP. The gains are presented gross of the loss on hedging activities of $0.3 million, which loss is the result of a reclassification of amounts in "Accumulated Other Comprehensive Loss" in connection with the Company's conclusion that it is probable that the Company will not make interest payments associated with previously hedged debt as a result of these note repurchases. This repurchase program expired on December 31, 2010.
Unsecured Senior Note Maturities
During August 2012, the Company's outstanding 6.875% senior note matured, which the Company satisfied with an aggregate payment of $82.8 million ($80.0 million of principal and $2.8 million of accrued interest) using borrowings under the Company's Credit Facility.
During April 2011, the Company's 4.80% senior note matured, which the Company satisfied with a gross payment of $58.3 million ($56.9 million of principal and $1.4 million of accrued interest) using proceeds from the the Company's "at-the-market" equity offering programs and borrowings under the Credit Facility.
In December 2010, the Company had a $10.0 million 8.08% medium-term note and a $10.0 million 8.05% medium-term note mature. Both notes were satisfied by a gross payment of $20.5 million ($20.0 million of principal and $0.5 million of accrued interest), using proceeds from the December 2010 "at-the-market" equity offering program and borrowings under the Credit Facility.
Unconsolidated Joint Venture Financing Activity
In May 2010, the Company acquired from the lender at par the outstanding construction loan originally obtained by the Colonial Promenade Smyrna joint venture, a joint venture in which the Company has a 50% ownership interest. This note, which had an original principal amount of $34.6 million and matured by its terms in December 2009, had not been repaid and had an outstanding balance of $28.3 million and an interest rate of one-month LIBOR plus 1.20% as of the date of purchase. The Company and its joint venture partner agreed to several extensions of the maturity date through December 2011. In January 2012, the note and the related loan documents were amended to extend the maturity date to December 2012, fix the interest rate at 5.25%, provide for two additional one-year extension options and reduce the joint venture partner's guarantee to $1.3 million. In December 2012, the joint venture opted to exercise its second one year option, extending the maturity date to December 2013 with a fixed interest rate of 5.38%. As of December 31, 2012, the note had an outstanding balance of $24.4 million.
There can be no assurance that the Company’s joint ventures will be successful in refinancing and/or replacing existing debt at maturity or otherwise. If the joint ventures are unable to obtain additional financing, payoff the existing loans that are maturing, or renegotiate suitable terms with the existing lenders, the lenders generally would have the right to foreclose on the properties in question and, accordingly, the joint ventures will lose their interests in the assets. The failure to refinance and/or replace such debt and other factors with respect to the Company’s joint venture interests may materially adversely impact the value of the Company’s joint venture interests, which, in turn, could have a material adverse effect on the Company’s financial condition and results of operations.

Derivatives and Hedging	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Text Block]
Derivatives and Hedging
Risk Management Objective and Using Derivatives
The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which is determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s investments and borrowings.
Cash Flow Hedges of Interest Rate Risk
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount. Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an upfront premium.
On April 11, 2012, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $100.0 million, a fixed interest rate of 1.13%, and a maturity date of May 11, 2017. On April 27, 2012, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $50.0 million, a fixed interest rate of 1.06%, and a maturity date of May 11, 2017. In accordance with these agreements, the Company will pay the fixed rate and receive a variable rate based on one-month LIBOR. These interest rate swap agreements became effective on May 11, 2012 upon the execution of a term loan agreement (see Note 14 - "Financing Activities – Senior Unsecured Term Loans").
On June 3, 2011, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $200.0 million, a fixed interest rate of 2.58%, and a maturity date of August 1, 2018. On July 12, 2011, the Company entered into a forward starting interest rate swap agreement. This interest rate swap agreement has a notional amount of $50.0 million, a fixed interest rate of 2.47%, and a maturity date of August 1, 2018. In accordance with these agreements, the Company will pay the fixed rate and receive a variable rate based on one-month LIBOR. These interest rate swap agreements became effective on July 22, 2011 upon the execution of the Term Loan Agreement (see Note 14 - "Financing Activities — Senior Unsecured Term Loans").
The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in “Accumulated other comprehensive loss” and is subsequently reclassified into earnings as “Interest expense” as interest payments are made on the Company's variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings as a “Loss on hedging activities.” The Company reclassified no amounts to "Loss on hedging activities" for the years ended December 31, 2012 and 2011. During the year ended December 31, 2010, the Company accelerated the reclassification of amounts in “Accumulated other comprehensive loss” to "Loss on hedging activities" related to interest payments on the hedged debt were deemed probable not to occur as a result of the repurchases of senior notes of CRLP. The accelerated amount was a loss of $0.3 million for the year ended December 31, 2010.
Amounts reported in “Accumulated other comprehensive loss” related to derivatives will be reclassified to “Interest expense” as interest payments are made on the Company’s variable-rate debt. Over the next 12 months , the Company expects to reclassify $7.7 million from "Accumulated other comprehensive loss" as an increase to "Interest expense".
As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk ($ in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$400,000

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets of the Trust and CRLP as of December 31, 2012 and 2011, respectively.

Fair Value of Derivative Instruments
	Asset Derivatives			Liability Derivatives
	Balance	Fair Value at		Balance	Fair Value at
($ in thousands)	Sheet Location	12/31/2012	12/31/2011	Sheet Location	12/31/2012	12/31/2011

Interest Rate Swap	Other Assets	$—	$—	Other Liabilities	$(25,862)	$(16,619)

The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2012, 2011 and 2010, respectively.

	Amount of Gain (Loss)				Amount of Gain (Loss) Reclassified
($ in thousands)	Recognized in OCI on				Reclassified
	Derivative				from OCI into Income
	(Effective Portion)				(Effective Portion)
Location of Gain (Loss)
Derivatives in				Reclassified from
ASC 815 Cash				Accumulated
Flow Hedging	Years Ended			OCI into Income	Years Ended
Relationships	12/31/2012	12/31/2011	12/31/2010	(Effective Portion)	12/31/2012	12/31/2011	12/31/2010

Interest Rate Swaps	$(15,985)	$(19,302)	$—	Interest Expense	$(7,222)	$(3,164)	$(437)
				Loss on Hedging Activities	—	—	(289)
					$(7,222)	$(3,164)	$(726)

Credit-Risk-Related Contingent Features
The Company has an agreement with its derivatives counterparty that contains a provision whereby if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.
As of December 31, 2012 the fair value of the derivatives in a net liability position, which includes accrued interest, but excludes any adjustment for nonperformance risk related to this agreement was $27.3 million. As of December 31, 2012, the Company has not posted any collateral related to this agreement. If the Company had breached any of its provisions at December 31, 2012, it could have been required to settle its obligations under the agreement at its termination value of $27.3 million.

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Share-Based Compensation
Incentive Share Plans
The Board of Trustees of the Trust approved the 2008 Omnibus Incentive Plan on March 7, 2008 and certain amendments thereto (the “Amendments”) on March 1, 2011 (as amended, the “Omnibus Plan”). The 2008 Plan and those Amendments requiring shareholder approval were approved by the Trust's shareholders on April 23, 2008 and April 27, 2011, respectively. The Third Amended and Restated Employee Share Option and Restricted Share Plan (the “Prior Plan”) expired by its terms in 2008. The Omnibus Plan provides the Trust with the opportunity to grant long-term incentive awards to employees and non-employee trustees, as well independent contractors, as appropriate. The Omnibus Plan authorizes the grant of seven types of share-based awards – share options, restricted shares, unrestricted shares, share units, share appreciation rights, performance shares and performance units. At December 31, 2012, 4,415,964 shares were available for issuance under the Omnibus Plan.

In connection with the grant of options under the Omnibus Plan, the Executive Compensation Committee of the Board of Trustees determines the option exercise period and any vesting requirements. All outstanding options granted under the Omnibus Plan prior to April 27, 2011 and under the Prior Plan have a term of ten years. All outstanding options granted under the Omnibus Plan since April 27, 2011 have a term of seven years. All options and restricted shares vest over periods ranging from one to five years.

Compensation costs for share options have been valued on the grant date using the Black-Scholes option-pricing method. The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.11%	3.94%	8.41%
Expected volatility	65.37%	64.14%	83.83%
Risk-free interest rate	1.08%	2.23%	1.71%
Expected option term (years)	5.8	5.8	3.1

For this calculation, the expected dividend yield reflects the Trust's historical yield. Expected volatility was based on the historical volatility of the Trust's common shares. The risk-free interest rate for the expected life of the options was based on the implied yields on the U.S Treasury yield curve. The weighted average expected option term was based on the Trust's historical data for prior period share option exercises and forfeiture activity.
During the year ended December 31, 2012, the Trust granted share options to purchase 251,495 common shares to the Company’s employees and trustees. For the years ended December 31, 2012, 2011 and 2010, the Company recognized compensation expense related to share options of $2.8 million ($0.2 million of compensation expense related to share options was accelerated due to the Company's restructuring), $1.8 million and $1.0 million, respectively. Upon the exercise of share options, the Trust issues common shares from authorized but unissued common shares. Total cash proceeds from exercise of stock options were $0.8 million, $0.7 million and $2.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table presents a summary of share option activity under all plans for the year ended December 31, 2012:

	Options Outstanding
		Weighted Average
	Shares	Exercise Price
Options outstanding, beginning of period	2,008,632	$19.76
Granted	251,495	20.98
Exercised	(52,317)	14.74
Forfeited	(297,369)	23.20
Options outstanding, end of period	1,910,441	$19.52

The weighted average grant date fair value of options granted in 2012, 2011 and 2010 was $9.52 per share, $8.13 per share and $4.19 per share, respectively. The total intrinsic value of options exercised during 2012, 2011 and 2010 was $0.3 million, $0.3 million and $0.4 million, respectively.
As of December 31, 2012, the Trust had approximately 1.9 million share options outstanding with a weighted average exercise price of $19.52 and a weighted average remaining contractual life of 5.5 years. The intrinsic value for the share options outstanding as of December 31, 2012 was $7.5 million. The total number of exercisable options at December 31, 2012 was approximately 0.7 million. As of December 31, 2012, the weighted average exercise price of exercisable options was $25.75 and the weighted average remaining contractual life was 2.8 years for these exercisable options. The intrinsic value for the share options exercisable as of December 31, 2012 was $0.6 million. As of December 31, 2012, the total number of options expected to vest is approximately 1.1 million. The weighted average exercise price of options expected to vest is $15.50 and the weighted average remaining contractual life is 7.1 years. The options expected to vest have an aggregate intrinsic value at December 31, 2012 of $6.8 million. At December 31, 2012, there was $2.4 million of unrecognized compensation cost related to unvested share options, which is expected to be recognized over a weighted average period of 1.5 years.

The following table presents the change in nonvested restricted share awards:

			Weighted Average
		Year Ended	Grant Date
		December 31, 2012	Fair Value
Nonvested Restricted Shares,	December 31, 2011	634,170	$15.95
Granted		389,550	20.73
Vested		(299,260)	16.68
Cancelled/Forfeited		(25,778)	17.06
Nonvested Restricted Shares,	December 31, 2012	698,682	$18.26

The weighted average grant date fair value of restricted share awards issued during 2012, 2011 and 2010 was $20.73, $19.18 and $11.29, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company recognized compensation expense related to restricted share awards of $6.0 million ($0.7 million of compensation expense related to restricted share awards was accelerated and $0.1 million was reversed due to the Company's restructuring), $4.2 million and $3.6 million, respectively. For the years ended December 31, 2012, 2011 and 2010, the Company separately capitalized $0.3 million, $0.5 million and $0.1 million, respectively, for restricted share awards granted in connection with certain real estate developments. The total fair value for restricted share awards that vested during 2012, 2011 and 2010 was $5.0 million, $8.1 million and $1.2 million, respectively. At December 31, 2012, the unrecognized compensation cost related to nonvested restricted share awards is $7.1 million, which is expected to be recognized over a weighted average period of 1.6 years.
Employee Share Purchase Plan
The Company maintains an Employee Share Purchase Plan (the “Purchase Plan”). The Purchase Plan permits eligible employees of the Company, through payroll deductions, to purchase common shares at market price. The Purchase Plan has no limit on the number of common shares that may be issued under the plan. The Trust issued 3,568, 3,943 and 6,293 common shares pursuant to the Purchase Plan during 2012, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Contingency
Income Tax Disclosure [Text Block]
Income Taxes
The Trust, which is considered a corporation for federal income tax purposes, has elected to be taxed and qualifies to be taxed as a REIT and generally will not be subject to federal income tax to the extent it distributes its REIT taxable income to its shareholders. REITs are subject to a number of organizational and operational requirements. If the Trust fails to qualify as a REIT in any taxable year, it will be subject to federal income tax on its taxable income at regular corporate rates and may not be able to qualify as a REIT for four subsequent taxable years. The Trust may also be subject to certain federal, state and local taxes on its income and property and to federal income and excise taxes on its undistributed taxable income even if it does qualify as a REIT. For example, the Trust will be subject to income tax to the extent it distributes less than 100% of its REIT taxable income (including capital gains) and the Trust has certain gains that, if recognized, will be subject to corporate tax because it acquired the assets in tax-free acquisitions of non-REIT corporations.
In the preparation of income tax returns in federal and state jurisdictions, the Company and its taxable REIT subsidiary assert certain tax positions based on their understanding and interpretation of the income tax law. The taxing authorities may challenge such positions, and the resolution of such matters could result in additional income tax expense, interest or penalties. Although any such assessments historically have been minimal and immaterial to the Company's financial results, when the Company has received an assessment for interest and/or penalties, it has been classified in the financial statements as income tax expense. Management believes it has used reasonable judgments and conclusions in the preparation of its income tax returns.
Taxable REIT Subsidiary
The Company’s consolidated financial statements include the operations of a taxable REIT subsidiary, CPSI, which is not entitled to a dividends paid deduction and is subject to federal, state and local income taxes. CPSI uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities result from temporary differences. Temporary differences are differences between tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future periods. CPSI provides property development, construction services, leasing and management services for joint venture and third-party owned properties and administrative services to the Company and engages in for-sale development activity. The Company generally reimburses CPSI for payroll and other costs incurred in providing services to the Company. All inter-company transactions are eliminated in the accompanying consolidated financial statements. During the years ended December 31, 2012, 2011 and 2010, CPSI recognized no income tax expense/(benefit). Significant deferred tax assets and liabilities and a reconciliation of CPSI’s income tax expense to the statutory federal rate are reflected in the tables below.

The components of CPSI’s deferred income tax assets and liabilities were as follows:

	Years Ended
	December 31,
($ in thousands)	2012	2011
Deferred tax assets:
Real estate asset basis differences	$6,099	$270
Impairments	11,875	11,944
Deferred revenue	1,008	1,116
Deferred expenses	16,846	14,863
Net operating loss carryforward	15,979	14,298
Accrued liabilities	6,012	2,297
	57,819	44,788
Deferred tax liabilities:
Real estate asset basis differences	—	—

Net deferred tax assets, before valuation allowance	57,819	44,788
Valuation allowance	(57,819)	(44,788)
Net deferred tax assets, included in other assets	$—	$—

Reconciliations of the effective tax rates of CPSI to the federal statutory rate are detailed below.

	Years Ended December 31,
	2012	2011	2010
Federal tax rate	35.00%	35.00%	35.00%
Valuation reserve	(34.99)%	(34.99)%	(34.99)%
State income tax, net of federal income tax benefit	—	—	—
Other	(0.01)%	(0.01)%	(0.01)%
CPSI provision for income taxes	—%	—%	—%

For the years ended December 31, 2012, 2011 and 2010, other expenses include estimated state franchise and other taxes, including franchise taxes in North Carolina and Tennessee and the margin-based tax in Texas.
Tax years 2005 through 2007 and tax years 2009 through 2011 are subject to examination by the federal taxing authorities. Generally, tax years 2009 through 2011 are subject to examination by state taxing authorities. There are no state tax examinations currently in process.
On November 6, 2009, the Worker, Homeownership and Business Assistance Act of 2009 was signed into law, which expanded the net operating loss (“NOL”) carryback rules to allow businesses to carryback NOLs incurred in either 2008 or 2009 up to five years. As a result of the new legislation, CPSI was able to carry back tax losses that occurred in the year ended December 31, 2009 against income that was recognized in 2005 and 2006. The Company received no tax refunds during 2012. The Company received $0.7 million of tax refunds during the year ended December 31, 2011.

Leasing Operations	12 Months Ended
Dec. 31, 2012
Future Minimum Rentals
Operating Leases of Lessor Disclosure [Text Block]
Leasing Operations

The Company’s business includes leasing and management of multifamily and commercial properties. For commercial properties owned by the Company, minimum rentals due in future periods under noncancelable operating leases extending beyond one year are as follows:

	As of
($ in thousands)	December 31, 2012
2013	$26,950
2014	26,211
2015	23,924
2016	21,983
2017	19,263
Thereafter	91,874
	$210,205	(1)

________________________
(1) Due to the sale of Metropolitan Midtown on February 1, 2013 (see Note 22 - "Subsequent Events"), all associated retail and office operating leases have been excluded.
The noncancelable leases are with tenants engaged in commercial operations in Alabama, Georgia, Louisiana and North Carolina. Performance in accordance with the lease terms is in part dependent upon the economic conditions of the respective areas. No additional credit risk exposure relating to the leasing arrangements exists beyond the accounts receivable amounts shown in the December 31, 2012 balance sheet. However, financial difficulties of tenants could impact their ability to make lease payments on a timely basis which could result in actual lease payments being less than amounts shown above. Leases with residents in multifamily properties are generally for one year or less and are thus excluded from the above table. Substantially all of the Company’s land, buildings, and equipment represent property leased under the above and other short-term leasing arrangements.
Rental income from continuing operations for 2012, 2011 and 2010 includes percentage rent of $0.3 million, $0.3 million and $0.5 million, respectively. This rental income was earned when certain retail tenants attained sales volumes specified in their respective lease agreements.

Contingencies Guarantees and Other Arrangements	12 Months Ended
Dec. 31, 2012
Commitments Contingencies and Guarantees [Text Block]
Contingencies, Guarantees and Other Arrangements
Contingencies
As a result of transactions executed in 2007, the Company implemented a strategic initiative to become a multifamily focused REIT, which included two significant joint venture transactions whereby the majority of the Company's wholly-owned commercial properties were transferred into separate joint ventures. In December 2009, the Company disposed of its interest in one of these joint ventures. In connection with the other 2007 joint venture transaction, the DRA/CLP joint venture, the Trust assumed certain contingent liabilities, of which $4.1 million remained outstanding until the Company's remaining 15% noncontrolling interest was redeemed by the joint venture effective June 30, 2012, and in connection therewith the Company was released from this contingent liability. The liabilities were the direct obligation of the Trust and thus, prior to the redemption of its interest, were not reflected in the Consolidated Balance Sheet of CRLP as of December 31, 2011. See Note 13 - "Investment in Partially-Owned Entities" for more detail regarding this transaction.
During 2012, the Company recorded $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster II. During 2010, the Company recorded $1.3 million for certain contingent liabilities related to the mitigation of structural settlement at Colonial Promenade Alabaster II and additional infrastructure cost at Colonial Promenade Fultondale. Both of these retail assets were developed and sold by CPSI in previous years, and therefore are expensed as additional development costs in “(Loss) gain on sale of property” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP.
As of December 31, 2012, the Company is self-insured up to $0.8 million, $0.9 million and $1.8 million for general liability, workers’ compensation and property insurance, respectively. The Company is also self-insured for health insurance and responsible for amounts up to $135,000 per claim and up to $2.0 million per person.

Guarantees and Other Arrangements
In connection with the formation of Highway 150 LLC in 2002, the Company executed a guarantee, pursuant to which the Company served as a guarantor of $1.0 million of the debt related to the joint venture, which was collateralized by the Colonial Promenade Hoover retail property. At December 31, 2012, the total amount of debt of the joint venture, which matured on January 11, 2013, was approximately $15.1 million. As of December 31, 2012, no liability was recorded for the guarantee. Subsequently, on January 14, 2013, the Company sold its 10% noncontrolling interest in this joint venture and paid off the debt associated with this guarantee. Therefore, the Company is no longer liable for this guarantee. See Note 22 - "Subsequent Events" for additional details regarding this transaction.
In connection with certain retail developments, the Company has received funding from municipalities for infrastructure costs. In most cases, the municipalities issue bonds that are repaid primarily from sales tax revenues generated from the tenants at each respective development. The Company previously guaranteed the shortfall, if any, of tax revenues to the debt service requirements on the bonds issued for the Colonial Promenade Tannehill development. As of December 31, 2011, the Company had satisfied the minimum debt service coverage ratio necessary to cancel the guarantee and, in February 2012, received confirmation of the cancellation from the bondholders.

Legal Proceedings	12 Months Ended
Dec. 31, 2012
Legal Proceedings [Text Block]
Legal Proceedings
Colonial Grand at Traditions Litigation
As previously disclosed, in early 2007, CRLP and SM Traditions Associates, LLC ("SM") entered into a joint venture to develop the Colonial Grand at Traditions located in Gulf Shores, Alabama. CRLP and SM formed TA-Colonial Traditions LLC (the "Joint Venture"), in which CRLP owns a 35% interest and SM owns a 65% interest. In April 2007, the Joint Venture entered into a construction loan agreement for $34.1 million with Regions Bank ("Regions"). The Trust and SM each guaranteed up to $3.5 million of the principal amount of the loan, for an aggregate of up to $7.0 million. The construction loan, which had a balance of $35.5 million as of June 17, 2011 (including accrued interest), matured by its terms on April 15, 2010. In October 2010, Regions, as the lender, filed a complaint in the Circuit Court of Baldwin County, Alabama seeking appointment of a receiver for the Colonial Grand at Traditions, demanding payment of the outstanding balance under the loan from the Joint Venture and demanding payment on the guarantees from each of the guarantors, including the Trust, together with outstanding interest and other charges on the loan.
On or about December 13, 2010, MTGLQ Investors, L.P. ("MTGLQ") purchased the construction loan from Regions. MTGLQ subsequently transferred all of its interest in the construction loan to MLQ-ELD, L.L.C. ("MLQ"). MLQ initiated foreclosure proceedings with respect to the property in January 2011. Pursuant to an order of the Court entered on May 17, 2011, MLQ was also substituted for Regions with respect to the claims of Regions against the Joint Venture and the guarantors. On June 17, 2011, the Company purchased the outstanding note and related loan documents from MLQ for $21.1 million. The Company was substituted as the plaintiff in the action and the claims originally asserted by Regions against the Trust on the guarantee were dismissed. On August 1, 2011, CRLP acquired the Joint Venture's property through foreclosure.
Separately, in December 2010, SM and the Joint Venture (together, the "JV Parties") filed cross-claims in the Circuit Court of Baldwin County, Alabama against CRLP, the Trust, CPSI and Colonial Construction Services, LLC (collectively, the “Colonial Parties”), in connection with the development and management of the Colonial Grand at Traditions by the Colonial Parties. The JV Parties asserted several claims relating to the Colonial Parties' oversight and involvement in the development and construction of the property, including breach of management and development agreements, material misrepresentation, fraudulent concealment and breach of fiduciary duty. The JV Parties also asserted that the Colonial Parties conspired with Regions in connection with the activities alleged; however, in July 2012, the Court dismissed the conspiracy claims. The JV Parties have made a demand for an accounting of the costs of development and construction and claim damages of at least $13.0 million, plus an unspecified amount of attorney's fees.

On February 1, 2013, a Baldwin County, Alabama jury awarded SM $6.7 million in compensatory damages ($5.0 million for its original investment plus $1.7 million interest) and $6.0 million in punitive damages for a total of $12.7 million.  The jury returned a verdict in favor of SM with respect to the Colonial Parties' claims relating to the guaranty agreement it gave to Regions and in favor of the Joint Venture with respect to the Colonial Parties' claims relating to the construction loan purchased by the Company. The Company believes the verdicts should be vacated or a new trial ordered, and intends to pursue all available post-trial remedies.  However, the Company cannot give any assurance as to the outcome of these efforts. As a result of the jury verdict, the Company recorded an increase to its loss contingency reserve of $12.7 million in the fourth quarter of 2012.  The Company has included in its loss contingency an estimate of probable loss in connection with this matter, but currently cannot reasonably estimate any further possible loss, or any range of reasonably possible loss, in connection with this matter.
Mira Vista at James Island Litigation
As previously disclosed, the Trust and CRLP, along with multiple other parties, are named defendants in lawsuits arising out of alleged construction deficiencies with respect to condominium units at Mira Vista at James Island in Charleston, South Carolina. Mira Vista was acquired by certain of the Company's subsidiaries after the units were constructed and operated as a multifamily rental project. The condominium conversion occurred in 2006 and all 230 units were sold. The lawsuits, one filed on behalf of the condominium homeowners association and one filed by one of the purchasers (purportedly on behalf of all purchasers), were filed in the South Carolina state court, Charleston County, in March 2010, against various parties involved in the development, construction and conversion of the Mira Vista at James Island property, including the contractors, subcontractors, architects, engineers, lenders, the developer, inspectors, product manufacturers and distributors. The plaintiffs are seeking $41.0 million in damages resulting from, among other things, alleged construction deficiencies and misleading sales practices. The lawsuits are currently in discovery. The Company is continuing to investigate the matter and evaluate its options and intends to vigorously defend itself against these claims. No assurance can be given that the matter will be resolved favorably to the Company. The Company has included in its loss contingency an estimate of probable loss in connection with this matter, but currently cannot reasonably estimate any further possible loss, or any range of reasonably possible loss, in connection with this matter.
UCO Litigation
The Company is involved in a contract dispute with a general contractor and three of its officers/managers in connection with construction cost overruns with respect to five for-sale projects which were being developed in a joint venture, CPSI-UCO, LLC. The President of the contractor is affiliated with the Company's joint venture partner.
In connection with the dispute, in January 2008, the contractor and three managers filed a lawsuit in the Circuit Court of Baldwin County against the Trust, CPSI, CPSI-UCO, LLC, CPSI-UCO Grander, LLC, CPSI-UCO Spanish Oaks, LLC; CPSI-UCO Cypress Village I, LLC; CPSI-UCO Cypress Village II, and CPSI Cypress Village III, LLC alleging, among other things, breach of contract, enforcement of a lien against real property, misrepresentation, conversion, declaratory judgment and an accounting of costs, seeking $10.3 million in damages, plus consequential and punitive damages. In December 2011, following a jury trial, the plaintiffs were awarded compensatory damages of approximately $4.8 million for their claims against all defendants and the defendants were awarded compensatory damages of approximately $0.5 million for their claims against the President of the contractor. The jury also found that the contractor breached its contract. In January 2012, the plaintiffs filed post-trial motions, including a request for an amendment to the judgment to add approximately $4.8 million for attorneys' fees, interest and costs. The defendants filed a motion for a new trial and opposed the award of attorney's fees to the plaintiffs. In the fourth quarter 2012, the Company recorded charges of $8.2 million related to a proposed settlement with respect to the UCO litigation. The charges are comprised of an increase in the loss contingency accrual of $4.9 million (in addition to the $3.3 million loss contingency accrual previously recorded with respect to this litigation matter in the fourth quarter 2011) and a $3.3 million non-cash impairment charge on certain for-sale residential lots in the Cypress Village development proposed to be included as part of the settlement. The loss contingency accrual and impairment are reflected in "Impairment, Legal Contingencies and Other Losses" on the Company's Consolidated Statement of Operations and Other Comprehensive Income (Loss). Settlement negotiations between the parties involving the settlement, including transfer of these tracts of land, are continuing. However, no assurance can be given that the such settlement discussions will be successful, that this matter will be resolved in the Company's favor or that additional charges will not be taken in future periods.
Grander Litigation
The Trust, CPSI, Marion Uter, UCO Partners, LLC, UCO Development, LLC, UCO Construction, LLC, UCO, LLC, CPSI-UCO Grander, LLC, and CPSI-UCO, LLC (collectively, the "Colonial Entities") were sued by five individual purchasers of condominium units in The Grander alleging breach of contract, fraud, construction deficiencies and misleading sales practices. In April 2011, an arbitrator awarded rescission rights in favor of the purchasers against CPSI-UCO Grander, LLC. The Company is pursuing post-arbitration appeals, but no prediction of the likelihood or the amount of any resulting loss or recovery can be made at this time, and no assurance can be given that the matter will be resolved favorably. The Company has included in its loss contingency an estimate of probable loss in connection with this matter, but currently cannot reasonably estimate any further possible loss, or any range of reasonably possible loss, in connection with this matter.
Loss Contingencies
The outcomes of the claims, disputes and legal proceedings described or referenced above are subject to significant uncertainty. The Company records an accrual for loss contingencies when a loss is probable and the amount of the loss can be reasonably estimated. The Company reviews these accruals quarterly and makes revisions based on changes in facts and circumstances. When a loss contingency is not both probable and reasonably estimable, the Company does not accrue the loss. However, if the loss (or an additional loss in excess of the accrual) is at least a reasonable possibility and material, then the Company discloses a reasonable estimate of the possible loss, or range of loss, if such reasonable estimate can be made. If the Company cannot make a reasonable estimate of the possible loss, or range of loss, then that is disclosed.
The assessment of whether a loss is probable or a reasonable possibility, and whether the loss or range of loss is reasonably estimable, often involve a series of complex judgments about future events. Among the factors that the Company considers in this assessment, including with respect to the matters disclosed in this Note 20, are the nature of existing legal proceedings and claims, the asserted or possible damages or loss contingency (if reasonably estimable), the progress of the matter, existing law and precedent, the opinions or views of legal counsel and other advisers, the Company's experience in similar matters, the facts available to the Company at the time of assessment, and how the Company intends to respond, or has responded, to the proceeding or claim. The Company's assessment of these factors may change over time as individual proceedings or claims progress. For matters where the Company is not currently able to reasonably estimate a range of reasonably possible loss, the factors that have contributed to this determination include the following: (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, (iii) the matters involve novel or unsettled legal theories or a large or uncertain number of actual or potential cases or parties, and/or (iv) discussions with the parties in matters that are expected ultimately to be resolved through negotiation and settlement have not reached the point where the Company believes a reasonable estimate of loss, or range of loss, can be made. In such instances, the Company believes that there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including a possible eventual loss or business impact, if any.
As of December 31, 2012 and December 31, 2011, the Company's accrual for loss contingencies was $26.8 million and $8.8 million in the aggregate, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions Disclosure [Text Block]
Related Party Transactions
The Company has implemented a specific procedure for reviewing and approving related party construction activities. The Company historically has used Brasfield & Gorrie, LLC, a commercial construction company controlled by Mr. M. Miller Gorrie (a trustee of the Company), to manage and oversee certain of its development, redevelopment and expansion projects. This construction company is headquartered in Alabama and has completed numerous projects within the Sunbelt region of the United States. Through the use of market survey data and in-house development expertise, the Company negotiates the fees and contract prices of each development, redevelopment or expansion project with this company in compliance with the Company’s “Policy on Hiring Architects, Contractors, Engineers, and Consultants”, which policy was developed to allow the selection of certain preferred vendors that have demonstrated an ability to consistently deliver a quality product at a competitive price and in a timely manner. Additionally, this company outsources all significant subcontractor work through a competitive bid process. Upon approval by the Management Committee, the Management Committee (a non-board level committee composed of various members of management of the Company) presents each project to the independent members of the Investment Committee (or, prior to April 2011, the Executive Committee) for final approval.
The Company paid $8.0 million, $4.1 million and $13.7 million for property construction and tenant improvement costs to Brasfield & Gorrie, LLC during the years ended December 31, 2012, 2011 and 2010, respectively. In addition, the Company had $1.6 million, $2.4 million and $1.9 million in outstanding construction invoices or retainage payable to this construction company at December 31, 2012, 2011 and 2010, respectively. Of these amounts, $6.9 million, $4.5 million and $13.1 million were then paid to unaffiliated subcontractors for the construction of these development projects during 2012, 2011 and 2010, respectively. Mr. Gorrie has a 2.35% economic interest in Brasfield & Gorrie, LLC. These transactions were unanimously approved by the independent members of the Investment Committee or the Executive Committee, as applicable, consistent with the procedure described above.
The Company also leases space to Brasfield & Gorrie, LLC, pursuant to a lease originally entered into in 2003. The original lease, which ran through October 31, 2008, was amended in 2007 to extend the term of the lease through October 31, 2013.The underlying property was contributed to a joint venture during 2007 in which the Company retained a 15% noncontrolling interest. Effective June 30, 2012, the Company sold its 15% noncontrolling interest in the underlying property. The aggregate amount of rent paid in 2012 through the date of disposition was approximately $0.4 million. During 2011 and 2010, the aggregate amount of rent paid was $0.7 million and $0.6 million, respectively.
Since 1993, Colonial Insurance Agency, a corporation wholly-owned by The Colonial Company (in which Thomas Lowder and James Lowder each has a 50% ownership interest), has provided insurance risk management, administration and brokerage services for the Company. As part of this service, the Company placed insurance coverage with unaffiliated insurance brokers and agents, including Willis of Alabama and Colonial Insurance Agency, through a competitive bidding process. The premiums paid to these unaffiliated insurance brokers and agents (as they deducted their commissions prior to paying the carriers) totaled $7.2 million, $5.9 million and $5.8 million for 2012, 2011 and 2010, respectively. The aggregate amounts paid by the Company to Colonial Insurance Agency, Inc., either directly or indirectly, for these services during the years ended December 31, 2012 and 2011 were $0.6 million. The aggregate amounts paid by the Company to Colonial Insurance Agency, Inc., either directly or indirectly during 2010 were $0.7 million. In addition, in 2010, the Company entered into an arrangement with an insurance carrier to advertise for its renter's insurance program at the Company's multifamily apartment communities. Pursuant to this arrangement, Colonial Insurance Agency, which serves as the insurance carrier's broker, paid the Company $0.3 million in 2012 and 2011, in advertising fees. In 2010 the Company was paid $0.2 million in advertising fees. Neither Mr. T. Lowder nor Mr. J. Lowder has an interest in these premiums.
Other than a specific procedure for reviewing and approving related party construction activities, the Company has not adopted a formal policy for the review and approval of related persons’ transactions generally. Pursuant to its charter, our audit committee reviews and discusses with management any such transaction if deemed material and relevant to an understanding of the Company’s financial statements. Our policies and practices may not be successful in eliminating the influence of conflicts.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
Subsequent Events
Dispositions
On February 1, 2013, the Company sold Metropolitan Midtown, a commercial asset located in Charlotte, North Carolina, comprised of 170,000 square-feet of office space and 172,000 square-feet of retail space, for an aggregate sales price of $94.4 million. The Company intends to use the proceeds from the sale to fund the multifamily development pipeline and to repay a portion of the outstanding balance on the Company's unsecured credit facility.
On January 14, 2013, the Company sold its 10% noncontrolling interest in Colonial Promenade Hoover (Highway 150, LLC), a 172,000 square-foot (excluding anchor-owned square feet) retail asset located in Birmingham, Alabama. The Company received $0.5 million in cash and was released from its pro-rata share of the mortgage debt, which was $1.5 million. The remaining proceeds from the sale were used to repay a portion of the outstanding balance on the Company's unsecured credit facility.
Distributions

On January 23, 2013, a cash distribution was declared to shareholders of the Trust in the amount of $0.21 per common share and to partners of CRLP in the amount of $0.21 per common unit, totaling approximately $20.1 million. The $0.21 per common share and per common unit distribution represents a 16.7% increase ($0.03 per share/unit) when compared to the previous distribution. The distributions were declared to shareholders and partners of record as of February 4, 2013 and was paid on February 11, 2013.

Quarterly Financial Information - Trust	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information [Text Block]
Quarterly Financial Information for the Trust (Unaudited)

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Share, for all periods presented.

2012
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,155)	12,201	(7,926)	(21,031)
Income from discontinued operations	3,181	4,176	1,476	25,238
Net (loss) income available to common shareholders	$(5,974)	$16,377	$(6,450)	$4,207

Net (loss) income per share:
Basic	$(0.07)	$0.19	$(0.08)	$0.05
Diluted	$(0.07)	$0.19	$(0.08)	$0.05
Weighted average common shares outstanding:
Basic	87,012	87,201	87,325	87,454
Diluted	87,012	87,490	87,325	87,454

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.
In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,128)	(9,580)	(12,537)	4,784
Income from discontinued operations	2,517	3,143	24,924	3,124
Net (loss) income attributable to parent company	(11,611)	(6,437)	12,387	7,908
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common shareholders	$(11,611)	$(6,437)	$12,387	$9,089

Net (loss) income per share:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common shares outstanding:
Basic	79,512	83,588	86,573	86,769
Diluted	79,512	83,588	86,573	87,010

The increase in Revenues from quarter to quarter is attributable to the acquisition of eight multifamily apartment communities during 2011 (three properties in the first quarter, one property in the second quarter, three properties in the third quarter and one property in the fourth quarter).

The increase in Income from discontinued operations for the third quarter 2011 is attributable to gains recognized on the disposition of six multifamily apartment communities.

In the fourth quarter 2011, the increase in (Loss) income from continuing operations is primarily attributable to the $18.8 million gain that the Company recognized on the sale of its 50% noncontrolling joint venture interest in Colonial Pinnacle at Turkey Creek.
Quarterly Financial Information for CRLP (Unaudited)

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Unit, for all periods presented.

2012
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,902)	9,050	(8,575)	(22,736)
Income from discontinued operations	3,440	4,516	1,602	27,283
Net (loss) income available to common unitholders	$(6,462)	$13,566	$(6,973)	$4,547

Net (loss) income per unit:
Basic	$(0.07)	$0.15	$(0.08)	$0.05
Diluted	$(0.07)	$0.15	$(0.08)	$0.05
Weighted average common units outstanding:
Basic	94,181	94,363	94,478	94,607
Diluted	94,181	94,652	94,478	94,607

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.

In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,504)	(9,498)	(12,605)	6,142
Income from discontinued operations	2,745	3,413	27,051	3,381
Net (loss) income attributable to CRLP	(11,759)	(6,085)	14,446	9,523
Distributions to preferred unitholders	(906)	(906)	(906)	(867)
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common unitholders	$(12,665)	$(6,991)	$13,540	$9,837

Net (loss) income per unit:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common units outstanding:
Basic	86,796	90,847	93,826	93,960
Diluted	86,796	90,847	93,826	94,201

The increase in Revenues from quarter to quarter is attributable to the acquisition of eight multifamily apartment communities during 2011 (three properties in the first quarter, one property in the second quarter, three properties in the third quarter and one property in the fourth quarter).
The increase in Income from discontinued operations for the third quarter 2011 is attributable to gains recognized on the disposition of six multifamily apartment communities.

In the fourth quarter 2011, the increase in (Loss) income from continuing operations is primarily attributable to the $18.8 million gain that the Company recognized on the sale of its 50% noncontrolling joint venture interest in Colonial Pinnacle at Turkey Creek.

Quarterly Financial Information - CRLP	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Quarterly Financial Information [Text Block]
Quarterly Financial Information for the Trust (Unaudited)

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Share, for all periods presented.

2012
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,155)	12,201	(7,926)	(21,031)
Income from discontinued operations	3,181	4,176	1,476	25,238
Net (loss) income available to common shareholders	$(5,974)	$16,377	$(6,450)	$4,207

Net (loss) income per share:
Basic	$(0.07)	$0.19	$(0.08)	$0.05
Diluted	$(0.07)	$0.19	$(0.08)	$0.05
Weighted average common shares outstanding:
Basic	87,012	87,201	87,325	87,454
Diluted	87,012	87,490	87,325	87,454

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.
In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,128)	(9,580)	(12,537)	4,784
Income from discontinued operations	2,517	3,143	24,924	3,124
Net (loss) income attributable to parent company	(11,611)	(6,437)	12,387	7,908
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common shareholders	$(11,611)	$(6,437)	$12,387	$9,089

Net (loss) income per share:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common shares outstanding:
Basic	79,512	83,588	86,573	86,769
Diluted	79,512	83,588	86,573	87,010

The increase in Revenues from quarter to quarter is attributable to the acquisition of eight multifamily apartment communities during 2011 (three properties in the first quarter, one property in the second quarter, three properties in the third quarter and one property in the fourth quarter).

The increase in Income from discontinued operations for the third quarter 2011 is attributable to gains recognized on the disposition of six multifamily apartment communities.

In the fourth quarter 2011, the increase in (Loss) income from continuing operations is primarily attributable to the $18.8 million gain that the Company recognized on the sale of its 50% noncontrolling joint venture interest in Colonial Pinnacle at Turkey Creek.
Quarterly Financial Information for CRLP (Unaudited)

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Unit, for all periods presented.

2012
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,902)	9,050	(8,575)	(22,736)
Income from discontinued operations	3,440	4,516	1,602	27,283
Net (loss) income available to common unitholders	$(6,462)	$13,566	$(6,973)	$4,547

Net (loss) income per unit:
Basic	$(0.07)	$0.15	$(0.08)	$0.05
Diluted	$(0.07)	$0.15	$(0.08)	$0.05
Weighted average common units outstanding:
Basic	94,181	94,363	94,478	94,607
Diluted	94,181	94,652	94,478	94,607

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.

In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,504)	(9,498)	(12,605)	6,142
Income from discontinued operations	2,745	3,413	27,051	3,381
Net (loss) income attributable to CRLP	(11,759)	(6,085)	14,446	9,523
Distributions to preferred unitholders	(906)	(906)	(906)	(867)
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common unitholders	$(12,665)	$(6,991)	$13,540	$9,837

Net (loss) income per unit:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common units outstanding:
Basic	86,796	90,847	93,826	93,960
Diluted	86,796	90,847	93,826	94,201

The increase in Revenues from quarter to quarter is attributable to the acquisition of eight multifamily apartment communities during 2011 (three properties in the first quarter, one property in the second quarter, three properties in the third quarter and one property in the fourth quarter).
The increase in Income from discontinued operations for the third quarter 2011 is attributable to gains recognized on the disposition of six multifamily apartment communities.

In the fourth quarter 2011, the increase in (Loss) income from continuing operations is primarily attributable to the $18.8 million gain that the Company recognized on the sale of its 50% noncontrolling joint venture interest in Colonial Pinnacle at Turkey Creek.

Summary of Significant Accounting Policies Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Disclosure [Line Items]
Income Tax, Policy [Policy Text Block]
Federal Income Tax Status — The Trust, which is considered a corporation for federal income tax purposes, qualifies as a REIT and generally will not be subject to federal income tax to the extent it distributes its REIT taxable income to its shareholders. REITs are subject to a number of organizational and operational requirements. If the Trust fails to qualify as a REIT in any taxable year, the Trust will be subject to federal income tax on its taxable income at regular corporate rates. Even if the Trust does qualify as a REIT, the Trust may be subject to certain federal, state and local taxes on its income and property and to federal income and excise taxes on its undistributed income. For example, the Trust will be subject to federal income tax to the extent it distributes less than 100% of its REIT taxable income (including undistributed net capital gains) and the Trust has certain gains that, if recognized, will be subject to corporate tax because it acquired the assets in tax-free acquisitions of non-REIT corporations.
CRLP is a partnership for federal income tax purposes. As a partnership, CRLP is not subject to federal income tax on its income. Instead, each of CRLP's partners, including the Trust, is responsible for paying tax on such partner's allocable share of income.
The Company’s consolidated financial statements include the operations of a taxable REIT subsidiary, CPSI, which is not entitled to a dividends paid deduction and is subject to federal, state and local income taxes. CPSI uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities result from temporary differences. Temporary differences are differences between tax bases of assets and liabilities and their reported amounts in the financial statements that will result in taxable or deductible amounts in future periods. CPSI provides property development, construction services, leasing and management services for joint venture and third-party owned properties and administrative services to the Company and engages in for-sale development activity. The Company generally reimburses CPSI for payroll and other costs incurred in providing services to the Company. All inter-company transactions are eliminated in the accompanying Consolidated Financial Statements. During the years ended December 31, 2012, 2011 and 2010, CPSI recognized no income tax expense (benefit). CPSI's effective income tax rates were zero for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and 2011, the Company had no net deferred tax asset after the effect of the valuation allowance.
Tax years 2005 through 2007 and tax years 2009 through 2011 are subject to examination by the federal taxing authorities. Generally, tax years 2009 through 2011 are subject to examination by state taxing authorities. There are no state tax examinations currently in process.

Property, Plant and Equipment, Policy [Policy Text Block]
Real Estate Assets, Impairment and Depreciation — Land, buildings, and equipment is stated at the lower of cost, less accumulated depreciation, or fair value. Undeveloped land and construction in progress is stated at cost unless such assets are impaired in which case such assets are recorded at fair value. The Company reviews its long-lived assets and all intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted cash flows expected to be generated by the asset. Assets classified as held for sale are reported at the lower of their carrying amount or fair value less cost to sell. The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use (See - "Assets and Liabilities Measured at Fair Value"). Estimates are significantly impacted by estimates of sales price, selling velocity, sales incentives, construction costs and other factors. Due to uncertainties in the estimation process, actual results could differ from such estimates. For those assets deemed to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 - 40 years
Furniture, fixtures and equipment	3 - 7 years
Land improvements	10 or 15 years
Tenant improvements	Life of lease

Repairs and maintenance are charged to expense as incurred. Replacements and improvements are capitalized and depreciated over the estimated remaining useful lives of the assets.

Business Combinations Policy [Policy Text Block]
Acquisition of Real Estate Assets — The Company accounts for its acquisitions of investments in real estate in accordance with ASC 805-10, Business Combinations, which requires the fair value of the real estate acquired to be allocated to the acquired tangible assets, consisting of land, building and tenant improvements, and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases and value of other tenant relationships, based in each case on the fair values.
The Company allocates purchase price to the fair value of the tangible assets of an acquired property (which includes the land and building) determined by valuing the property as if it were vacant. The “as-if-vacant” value is allocated to land and buildings based on management’s determination of the relative fair values of these assets. The Company also allocates value to tenant improvements based on the estimated costs of similar tenants with similar terms.
The Company records acquired intangible assets (including above-market leases, customer relationships and in-place leases) and acquired liabilities (including below-market leases) at their estimated fair value separate and apart from goodwill. The Company amortizes identified intangible assets and liabilities that are determined to have finite lives over the period the assets and liabilities are expected to contribute directly or indirectly to the future cash flows of the property or business acquired. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.
As of December 31, 2012, the Company had $6.7 million, $0.6 million and $7.3 million of unamortized in-place lease intangible assets, net market lease intangibles and intangibles related to relationships with customers, respectively, which is reflected as a component of "Other assets" in the accompanying Consolidated Balance Sheets of the Trust and CRLP. The aggregate amortization expense for in-place lease intangible assets recorded during 2012, 2011 and 2010 was $4.8 million, $6.0 million and $5.2 million, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Equivalents — The Company includes highly liquid marketable securities and debt instruments purchased with a maturity of three months or less in cash equivalents. The majority of the Company’s cash and equivalents are held at major commercial banks.
The Company has included in accounts payable book overdrafts representing outstanding checks in excess of funds on deposit of $15.4 million and $9.0 million as of December 31, 2012 and 2011, respectively.

Receivables, Policy [Policy Text Block]
Notes Receivable — Notes receivable consists primarily of promissory notes representing loans by the Company to third parties. The Company records notes receivable at cost. The Company evaluates the collectability of both interest and principal for each of its notes to determine whether they are impaired. A note is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. When a note is considered to be impaired, the amount of the allowance is calculated by comparing the recorded investment to either the value determined by discounting the expected future cash flows at the note’s effective interest rate or to the value of the collateral if the note is collateral-dependent. As of December 31, 2012, the Company did not have any impaired notes receivable.

Derivatives, Policy [Policy Text Block]
Derivative Instruments — All derivative instruments are recognized on the balance sheet and measured at fair value. Derivatives that do not qualify for hedge treatment must be recorded at fair value with gains or losses recognized in earnings in the period of change. The Company enters into derivative financial instruments from time to time, but does not use them for trading or speculative purposes. Interest rate cap agreements and interest rate swap agreements are used to reduce the potential impact of increases in interest rates on variable-rate debt.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking the hedge (see Note 15 - "Derivatives and Hedging"). This process includes specific identification of the hedging instrument and the hedged transaction, the nature of the risk being hedged and how the hedging instrument’s effectiveness in hedging the exposure to the hedged transaction’s variability in cash flows attributable to the hedged risk will be assessed. Both at the inception of the hedge and on an ongoing basis, the Company assesses whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows or fair values of hedged items. The Company discontinues hedge accounting if a derivative is not determined to be highly effective as a hedge or has ceased to be a highly effective hedge.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition — Residential properties are leased under operating leases with terms of generally one year or less. Rental revenues from residential leases are recognized on the straight-line method over the life of the leases, which is generally one year. The recognition of rental revenues from residential leases when earned has historically not been materially different from rental revenues recognized on a straight-line basis.
Under the terms of residential leases, the residents of the Company’s communities are obligated to reimburse the Company for certain utility usage, cable, water, electricity and trash, where the Company is the primary obligor to the utility entities. These utility reimbursements from residents are included as “Other property-related revenue” in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP.
Rental income attributable to commercial leases is recognized on a straight-line basis over the terms of the leases. Certain commercial leases contain provisions for additional rent based on a percentage of tenant sales. Percentage rents are recognized in the period in which sales thresholds are met. Recoveries from tenants for taxes, insurance, and other property operating expenses are recognized in the period the applicable costs are incurred in accordance with the terms of the related lease.
Sales and the associated gains or losses on real estate assets, condominium conversion projects and for-sale residential projects including developed condominiums are recognized in accordance with ASC 360-20, Real Estate Sales. For condominium conversion and for-sale residential projects, sales and the associated gains for individual condominium units are recognized upon the closing of the sale transactions, as all conditions for full profit recognition have been met. The Company uses the relative sales value method to allocate costs and recognize profits from condominium conversion and for-sale residential sales.
Other income received from long-term contracts signed in the normal course of business, including property management and development fee income, is recognized when earned for services provided to third parties, including joint ventures in which the Company owns a noncontrolling interest.

Earnings Per Share, Policy [Policy Text Block]
Net Income (Loss) Per Share — Basic net income (loss) per common share is computed under the “two class method” as described in ASC 260, Earnings per Share. The two-class method is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared and participation rights in undistributed earnings or losses. According to the guidance, the Company has included share-based payment awards that have non-forfeitable rights to dividends prior to vesting as participating securities. Diluted net income (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period, the dilutive effect of restricted shares issued, and the assumed conversion of all potentially dilutive outstanding share options.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting — The Company reports on its segments in accordance with ASC 280, Segment Reporting, which defines an operating segment as a component of an enterprise that engages in business activities that generate revenues and incur expenses, which operating results are reviewed by the chief operating decision maker in the determination of resource allocation and performance and for which discrete financial information is available. The Company manages its business based on the performance of two separate operating segments: multifamily and commercial.

Fair Value Measurements and Disclosure [Policy Text Block]
Assets and Liabilities Measured at Fair Value — The Company applies ASC 820, Fair Value Measurements and Disclosures, which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in a transaction between willing market participants. Additional disclosures focusing on the methods used to determine fair value are also required using the following hierarchy:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement date.

•	Level 2 — Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs for the assets or liability.
The Company applies ASC 820 in relation to the valuation of real estate assets recorded at fair value, to its impairment valuation analysis of real estate assets (see Note 3 - "Real Estate Activity"), to its disclosure of the fair value of financial instruments, which principally consists of indebtedness (see Note 14 - "Financing Activities"), to its disclosure of fair value of derivative financial instruments (see Note 15 - "Derivatives and Hedging") and to notes receivable (see below). The following table presents the Company’s real estate assets and derivative financial instruments reported at fair market value and the related level in the fair value hierarchy as defined by ASC 820 used to measure those assets, liabilities and disclosures:

	Fair value measurements as of
($ in thousands)	December 31, 2012
Assets (Liabilities)	Total	Level 1	Level 2	Level 3
Real estate assets, including assets held for sale	$43,291	$—	$—	$43,291
Investment in partially-owned entities	$2,460	$—	$—	$2,460
Derivative financial instruments	$(25,862)	$—	$(25,862)	$—

Real estate assets and investments in partially-owned entities
Real estate assets, including assets held for sale, and investments in partially-owned entities were valued using sales activity for similar assets, current contracts and using inputs management believes are consistent with those that market participants would use. The fair values of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, units sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity, including current offers. The valuation technique and related inputs vary with the specific facts and circumstances of each project.
Derivative financial instruments
Currently, the Company uses interest rate swaps to manage its interest rate risk.   The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts.  The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
To comply with the provisions of ASC 820, the Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements.  In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company, in conjunction with the FASB's fair value measurement guidance, made an accounting policy election to measure the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.
Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by itself and its counterparties.  However, as of December 31, 2012, the Company has assessed the significance of the impact of the credit valuation adjustments on the overall valuation of its derivative positions and has determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company has determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Indebtedness
At December 31, 2012, the estimated fair value of fixed rate debt was approximately $1.73 billion (carrying value of $1.63 billion) and the estimated fair value of the Company’s variable rate debt, including the Company’s unsecured credit facility, is consistent with the carrying value of $201.1 million. The Company has determined that the fair value of its fixed and variable rate debt is classified as Level 2 of the fair value hierarchy.
Notes receivable
The estimated fair value of the Company’s notes receivable at December 31, 2012 and December 31, 2011 was consistent with the carrying values of approximately $42.4 million and $43.8 million, respectively, based on market rates and similar financing arrangements after giving consideration to the credit standing of the borrowers. The Company has determined that the fair value of its notes receivable is classified as Level 3 of the fair value hierarchy.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
Accounting Pronouncements Not Yet Adopted — In February 2013, the FASB issued ASU 2013-02, and update to ASC 220, Comprehensive Income. ASU 2013-02 was issued to improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles “GAAP” to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period.  ASU 2013-02 will become effective for the fiscal years beginning after December 15, 2012. The Company does not foresee the adoption of ASU 2013-02 to have a material impact on the Company's consolidated financial statements.
Accounting Pronouncements Not Yet Adopted — In February 2013, the FASB issued ASU 2013-02, and update to ASC 220, Comprehensive Income. ASU 2013-02 was issued to improve the reporting of reclassifications out of accumulated other comprehensive income.  The amendments in this update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles “GAAP” to be reclassified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is reclassified to a balance sheet account instead of directly to income or expense in the same reporting period.  ASU 2013-02 will become effective for the fiscal years beginning after December 15, 2012. The Company does not foresee the adoption of ASU 2013-02 to have a material impact on the Company's consolidated financial statements.

Real Estate Activity (Policies)	12 Months Ended
Dec. 31, 2012
Real Estate Activity
Discontinued Operations, Policy [Policy Text Block]
Net income/(loss) and gain/(loss) on disposition of real estate for properties sold in which the Company does not maintain continuing involvement are reflected in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP as “Discontinued Operations” for the years ended December 31, 2012, 2011 and 2010.

Real Estate Held for Development and Sale, Policy [Policy Text Block]
The Company classifies real estate assets as held for sale only after the Company has received approval by the Board of Trustees' investment committee, has commenced an active program to sell the assets, does not intend to retain a continuing interest in the property and in the opinion of the Company’s management, it is probable the assets will sell within the next 12 months.

Real Estate, Policy [Policy Text Block]
For cash flow statement purposes, the Company classifies capital expenditures for newly developed for-sale residential communities in investing activities. Likewise, the proceeds from the sales of condominium units and other residential sales are also included in investing activities.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
The Company’s determination of fair value is based on inputs management believes are consistent with those that market participants would use. The Company estimates the fair value of each property and development project evaluated for impairment based on current market conditions and assumptions made by management, which may differ materially from actual results if market conditions continue to deteriorate or improve. The fair value of these assets are determined using widely accepted valuation techniques, including (i) discounted cash flow analysis, which considers, among other things, unit sales assumptions, leasing assumptions, cost structure, growth rates, discount rates and terminal capitalization rates, (ii) income capitalization approach, which considers prevailing market capitalization rates and (iii) comparable sales activity. The Company will continue to monitor the specific facts and circumstances at the Company’s for-sale properties and development projects. Existing economic and market uncertainties may impact the number of projects the Company can sell, the timing of the sales and/or the prices at which the Company can sell them in future periods, and may result in additional impairment charges in connection with sales. If the Company is unable to sell projects, the Company may incur additional impairment charges on projects previously impaired as well as on projects not currently impaired but for which indicators of impairment may exist, which would decrease the value of the Company’s assets as reflected on the balance sheet and adversely affect net income and equity. There can be no assurances of the amount or pace of future property sales and closings, particularly given current economic and market conditions.

Investment in Partially-Owned Entities (Policies)	12 Months Ended
Dec. 31, 2012
Investment in Partially Owned Entities [Abstract]
Consolidation, Variable Interest Entity, Policy [Policy Text Block]
In assessing whether the Company was the primary beneficiary under FASB ASU 2009-17, the Company considered the significant economic activities of this variable interest entity to consist of:

(1)	the sale of the single apartment community owned by the partnership,

(2)	the financing arrangements with banks or other creditors,

(3)	the capital improvements or significant repairs, and

(4)	the pricing of apartment units for rent.
The Company concluded that it has the power to direct the activities of this joint venture and that the Company has the obligation to absorb losses and the right to receive benefits from this joint venture that could be significant to the joint venture. Therefore, the Company consolidates the CMS/Canyon Creek joint venture.

Organization and Business (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Business
Schedule of Real Estate Properties [Table Text Block]
As of December 31, 2012, the Company owned or maintained a partial ownership in:

							Total
	Consolidated		Units/Sq.	Unconsolidated	Units/Sq.	Total	Units/Sq.
	Properties		Feet (1)	Properties	Feet (1)	Properties	Feet (1)
Multifamily apartment communities	112	(2)	33,851	2	646	114	34,497
Commercial properties	8		2,167,000	3	350,000	11	2,517,000
______________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

(2)	Includes one property partially-owned through a joint venture entity.

Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Disclosure [Line Items]
Expected Useful Lives of Depreciable Property [Table Text Block]
Depreciation is computed using the straight-line method over the estimated useful lives of the assets, as follows:

Useful Lives
Buildings	20 - 40 years
Furniture, fixtures and equipment	3 - 7 years
Land improvements	10 or 15 years
Tenant improvements	Life of lease

Schedule of Product Warranty Liability [Table Text Block]
The Company's warranty reserves are as follows:

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Balance at beginning of period	$704	$960	$871
Accruals for warranties issued	899	63	109
Payments made	(313)	(319)	(20)
Balance at end of period	$1,290	$704	$960

Fair Value, Measurement Inputs, Disclosure [Table Text Block]
The following table presents the Company’s real estate assets and derivative financial instruments reported at fair market value and the related level in the fair value hierarchy as defined by ASC 820 used to measure those assets, liabilities and disclosures:

	Fair value measurements as of
($ in thousands)	December 31, 2012
Assets (Liabilities)	Total	Level 1	Level 2	Level 3
Real estate assets, including assets held for sale	$43,291	$—	$—	$43,291
Investment in partially-owned entities	$2,460	$—	$—	$2,460
Derivative financial instruments	$(25,862)	$—	$(25,862)	$—

Real Estate Activity (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate Activity
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
During 2012, 2011 and 2010, the Company acquired the following multifamily apartment communities:

			Effective
Acquisitions	Location	Units	Acquisition Date	Purchase Price
				(in millions)
Colonial Reserve at Las Colinas	Dallas, TX	306	November 20, 2012	$42.8
Colonial Grand at Canyon Ranch	Austin, TX	272	November 13, 2012	24.5
Colonial Grand at Research Park (1)	Raleigh, NC	370	October 1, 2012	38.0
Colonial Grand at Fairview	Dallas, TX	256	May 30, 2012	29.8
Colonial Grand at Brier Falls	Raleigh, NC	350	January 10, 2012	45.0
Colonial Grand at Hebron	Dallas, TX	312	November 8, 2011	34.1
Colonial Grand at Commerce Park	Charleston, SC	312	September 20, 2011	30.9
Colonial Reserve at Medical District	Dallas, TX	278	September 1, 2011	33.0
Colonial Village at Beaver Creek	Raleigh, NC	316	August 2, 2011	26.4
Colonial Grand at Traditions (2)	Gulf Shores, AL	324	June 17, 2011	17.6
Colonial Grand at Palm Vista	Las Vegas, NV	341	March 14, 2011	40.9
Colonial Grand at Cornelius	Charlotte, NC	236	February 28, 2011	23.6
Colonial Grand at Wells Branch	Austin, TX	336	February 24, 2011	28.4
Colonial Grand at Brier Creek	Raleigh, NC	364	October 22, 2010	37.9
Colonial Grand at Riverchase Trails (3)	Birmingham, AL	345	June 30, 2010	24.6
Total		4,718		$477.5
________________________

(1)	Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. See Note 13 - "Investment in Partially-Owned Entities".

(2)
The Company acquired the property through foreclosure on August 1, 2011. For additional information regarding the status of ongoing litigation between the Company and its joint venture partner involving this property, see Note 20 - "Legal Proceedings".

(3)	The Company acquired ownership in this asset through a joint venture transaction. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding this transaction.
The property acquisitions during 2012, 2011 and 2010 are comprised of the following:

($ in thousands)	2012	2011	2010
Assets purchased:
Land, buildings and equipment	$177,505	$230,823	$61,285
In-place lease intangibles	2,610	3,954	1,059
Total assets purchased	180,115	234,777	62,344
Notes and mortgages assumed	—	—	(19,300)	(1)
Total consideration	$180,115	$234,777	$43,044
________________________

(1)	See Note 13 - "Investment in Partially-Owned Entities" regarding additional details for this transaction.

Business Acquisition, Pro Forma Information [Table Text Block]

	** Pro Forma (Unaudited) **
	Years Ended December 31,
($ in thousands, except per share data)	2012	2011	2010
Total revenue	$403,768	$382,417	$353,175
Net income (loss) available to common shareholders	$6,935	$1,105	$(49,379)
Net income (loss) per common share — dilutive	$0.07	$0.01	$(0.69)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Below is a summary of the operations of the properties classified as discontinued operations during the years ended December 31, 2012, 2011 and 2010 (including those properties reported as discontinued operations through June 30, 2013):

	Years Ended December 31,
($ in thousands)	2012	2011	2010
Property revenues:
Minimum rent	$39,739	$49,411	$51,261
Tenant recoveries	8,773	7,905	7,759
Other revenue	4,836	6,620	6,282
Total revenues	53,348	63,936	65,302

Property expenses:
Property operating and administrative expense	19,722	25,561	27,969
Depreciation	12,962	20,553	21,966
Amortization	3,414	4,018	6,075
Impairment	3,251	—	—
Total operating expenses	39,349	50,132	56,010

Interest income (expense), net	112	(927)	(1,155)
Debt cost amortization	—	(20)	(27)
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	14,111	12,857	8,110
Net gain (loss) on disposition of discontinued operations, net of income taxes	22,729	23,733	(258)
Noncontrolling interest in CRLP from discontinued operations	(2,770)	(2,882)	(749)
Noncontrolling interest to limited partners	—	—	(4)
Income from discontinued operations attributable to parent company	$34,070	$33,708	$7,099
Following is a listing of the properties the Company disposed of in 2012, 2011 and 2010, which are classified as discontinued operations:

		Units/	Effective
Dispositions	Location	Sq. Feet (1)	Disposal Date	Sales Price
				(in millions)
Multifamily Properties
Autumn Hill	Charlottesville, VA	425	December 20, 2012	$32.0
Colonial Village at Canyon Hills	Austin, TX	229	December 20, 2012	16.9
Colonial Village at Highland Hills	Raleigh, NC	250	December 20, 2012	17.8
Heatherwood	Charlotte, NC	476	December 20, 2012	28.8
Brookfield	Dallas/Ft. Worth, TX	232	September 27, 2011	9.5
Colonial Grand at McGinnis Ferry	Atlanta, GA	434	September 27, 2011	39.0
Colonial Grand at Sugarloaf	Atlanta, GA	250	September 27, 2011	22.5
Colonial Village at Meadow Creek	Charlotte, NC	250	September 27, 2011	13.6
Paces Cove	Dallas/Ft. Worth, TX	328	September 27, 2011	12.5
Summer Tree	Dallas/Ft. Worth, TX	232	September 27, 2011	8.7

Commercial Properties
Colonial Promenade Alabaster	Birmingham, AL	219,000	October 24, 2012	37.4
Colonial Center Town Park 400	Orlando, FL	176,000	November 10, 2011	23.9
Brookwood Village Center	Birmingham, AL	88,000	September 23, 2011	8.0

Total				$270.6
________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

For sale development
Real Estate Activity
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The total number of units sold for condominium conversion properties, for-sale residential units and lots for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012	2011	2010
For-sale residential units	8	11	28
Residential lots	1	—	—

Land, Buildings and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Land, Buildings and Equipment
Property, Plant and Equipment [Table Text Block]
Land, buildings and equipment consisted of the following at December 31, 2012 and 2011:

($ in thousands)	2012	2011
Land	$437,094	$417,463
Depreciable property:
Buildings and improvements	2,855,123	2,849,427
Furniture, fixtures and equipment	197,107	178,565
Undeveloped land and construction in progress	296,153	306,826
	3,785,477	3,752,281
Accumulated depreciation	(804,964)	(731,894)
	2,980,513	3,020,387
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	$3,073,963	$3,030,930

Undeveloped Land and Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2012
Undeveloped Land and Construction in Progress

		Total Units/	Costs Capitalized
	Location	Square Feet (1)	to Date
($ in thousands)		(unaudited)
Completed Developments:
Multifamily:
Colonial Grand at Hampton Preserve	Tampa, FL	486	$52,244
Colonial Grand at Lake Mary (Phase I)	Orlando, FL	232	25,702
		718	77,946
Commercial:
Colonial Promenade Huntsville (Phase I) (2)	Huntsville, AL	—	$4,116

Total Completed Developments			$82,062

Active Developments:
Multifamily:
Colonial Grand at Ayrsley (Phase II)	Charlotte, NC	81	$3,454
Colonial Grand at Double Creek	Austin, TX	296	27,297
Colonial Grand at Lake Mary (Phase II)	Orlando, FL	108	11,382
Colonial Grand at Randal Lakes	Orlando, FL	462	19,579
Colonial Reserve at South End	Charlotte, NC	353	26,133
		1,300	$87,845
Commercial:
Brookwood West Retail	Birmingham, AL	41,300	$914

Total Active Developments			$88,759

Future Developments:
Multifamily:
Colonial Grand at Bellevue (Phase II)	Nashville, TN	220	$3,701
Colonial Grand at Lake Mary (Phase III)	Orlando, FL	132	1,851
Colonial Grand at Randal Park	Orlando, FL	314	6,232
Colonial Grand at Thunderbird	Phoenix, AZ	244	8,042
Colonial Grand at Sweetwater	Phoenix, AZ	195	7,240
Colonial Grand at Azure	Las Vegas, NV	438	10,575
		1,543	$37,641
Commercial:
Colonial Promenade Huntsville (Phase II)	Huntsville, AL	—	$5,215
Colonial Promenade Nord du Lac (3)	Covington, LA	236,000	25,634
Randal Park	Orlando, FL	—	10,996
		236,000	$41,845
Other Undeveloped Land:
Multifamily			$1,496
Commercial			42,095
Commercial Outparcels/Pads			17,629
For-Sale Residential Land (4)			66,688
			$127,908
Total Future Developments			$207,394
Consolidated Undeveloped Land and Construction in Progress			$296,153
________________________

(1)	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

(2)	Development costs for this project are net of reimbursements received from the shadow-anchor.

(3)
The Company intends to develop this project in phases over time. Costs capitalized to date for this development are presented net of an aggregate $18.1 million of non-cash impairment charges recorded during 2009 and 2008.

(4)	These costs are presented net of $27.9 million of non-cash impairment charges recorded on two of the projects in 2012, 2009, 2008 and 2007.

Net Loss Per Share of the Trust (Tables) (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
For the years ended 2012, 2011 and 2010, a reconciliation of the numerator and denominator used in the basic and diluted loss from continuing operations per common share of the Trust is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Numerator:
Net income (loss) attributable to parent company	$8,160	$2,247	$(40,537)
Adjusted by:
Preferred stock dividends	—	—	(5,649)
Income from discontinued operations	(34,070)	(33,708)	(7,099)
Income allocated to participating securities	(529)	(402)	(373)
Preferred unit repurchase gains	—	2,500	3,000
Preferred share/unit issuance costs write-off	—	(1,319)	(4,868)
Loss from continuing operations available to common shareholders	$(26,439)	$(30,682)	$(55,526)
Denominator:
Denominator for basic net loss per share — weighted average common shares	87,251	84,142	71,919
Effect of dilutive securities	—	—	—
Denominator for diluted net loss per share — adjusted weighted average common shares	87,251	84,142	71,919

Net Loss Per Unit of CRLP (Tables) (Colonial Realty Limited Partnership)	12 Months Ended
Dec. 31, 2012
Colonial Realty Limited Partnership
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
For the years ended 2012, 2011 and 2010, a reconciliation of the numerator and denominator used in the basic and diluted loss from continuing operations per common unit of CRLP is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Numerator:
Loss from continuing operations	$(32,120)	$(30,411)	$(46,395)
Adjusted by:
Income allocated to participating securities	(529)	(402)	(373)
Noncontrolling interest of limited partners - continuing operations	(43)	(53)	103
Distributions to limited partner preferred unitholders	—	(3,586)	(7,161)
Distributions to general partner preferred unitholders	—	—	(5,649)
Preferred unit repurchase gains	—	2,500	3,000
Preferred unit issuance costs	—	(1,319)	(4,868)
Loss from continuing operations available to common unitholders	$(32,692)	$(33,271)	$(61,343)
Denominator:
Denominator for basic net loss per unit — weighted average common units	94,410	91,389	79,536
Effect of dilutive securities	—	—	—
Denominator for diluted net loss per unit — adjusted weighted average common units	94,410	91,389	79,536

Equity of the Trust (Tables) (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Equity
Schedule of Stockholders Equity [Table Text Block]
The following table presents the changes in the issued common shares of beneficial interest of the Trust since December 31, 2011 (but excluding 7,152,752 and 7,169,388 units of CRLP at December 31, 2012 and December 31, 2011, respectively, each of which is redeemable for either cash equal to the fair market value of a common share at the time of redemption or, at the option of the Trust, one common share):

Issued at December 31, 2011 (1)	93,096,722
Common shares issued through dividend reinvestments	341,131
Restricted shares issued (cancelled), net	273,628
Redemption of CRLP units for common shares	16,636
Issuances under other employee and nonemployee share plans	107,677
Issued at December 31, 2012 (1)	93,835,794
___________________

(1)	Includes 5,623,150 treasury shares.

Schedule of New Equity Issued [Table Text Block]
In 2010 and 2011, the Trust completed the following offerings of its common shares under four separate continuous "at-the-market" equity offering programs, each of which was fully exhausted as of December 31, 2011:

($ in thousands, except per share amounts)
	Issuance Authorized		Amount Authorized	Shares Issued	Weighted Avg Issuance Price Per Share	Net Proceeds (1)
2010	February 2010		$50,000	3,602,348	$13.88	$48,999
	July 2010		100,000	6,329,026	15.80	98,990
	December 2010		100,000	462,500	18.06	8,185

		2010 Total		10,393,874	$15.24	$156,174

2011	December 2010		$100,000	4,788,525	$19.14	$89,813
	May 2011		75,000	3,628,321	20.67	73,873

		2011 Total		8,416,846	$19.80	$163,686
________________________

(1)	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting Information
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Additionally, the Company's total segment capitalized expenditures to total capitalized expenditures and total segment assets to total assets as of December 31, 2012 and 2011 are presented below.

	As of December 31,
($ in thousands)	2012	2011
Development and Capitalized Expenditures:
Multifamily	$103,444	$59,007
Commercial	18,857	10,756
Corporate	346	373
Total consolidated development and capitalized expenditures	$122,647	$70,136

Assets:
Segment assets:
Multifamily	$2,669,843	$2,584,769
Commercial	450,582	514,810
Total segment assets	3,120,425	3,099,579
Unallocated corporate assets (1)	165,783	159,026
Colonial Properties Trust	$3,286,208	$3,258,605
Corporate assets specific to Colonial Properties Trust	(48)	(177)
Colonial Realty Limited Partnership	$3,286,160	$3,258,428
________________________

(1)	Includes the Company's investment in partially-owned entities of $7.8 million and $12.3 million as of December 31, 2012 and December 31, 2011, respectively.
Presented below is segment information, for the multifamily and commercial segments, including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2011 and 2010. For the purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned during the periods presented since January 1, 2010. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2011	2010
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$295,620	$283,115
Multifamily - Other (2)	40,427	26,279
Total multifamily	336,047	309,394
Commercial	77,850	80,015
Total segment revenues	413,897	389,409
Partially-owned unconsolidated entities — Multifamily	(2,336)	(3,106)
Partially-owned unconsolidated entities — Commercial	(26,046)	(30,987)
Other non-property related revenue	8,047	11,693
Discontinued operations property revenue	(63,936)	(65,302)
Total consolidated revenues	$329,626	$301,707

NOI:
Segment NOI:
Multifamily - Same Property (1)	$174,890	$163,058
Multifamily - Other (2)	21,154	11,134
Total multifamily	196,044	174,192
Commercial	52,774	54,006
Total segment NOI	248,818	228,198
Partially-owned unconsolidated entities — Multifamily	(1,183)	(1,468)
Partially-owned unconsolidated entities — Commercial	(17,318)	(20,839)
Other non-property related revenue	8,047	11,693
Discontinued operations property NOI	(38,375)	(37,333)
Property management expense	(9,185)	(8,584)
General and administrative expense	(20,439)	(18,563)
Management fees and other expenses	(8,067)	(9,504)
Restructuring charges	(153)	(361)
Investment and development expenses (3)	(1,781)	(422)
Depreciation	(107,236)	(100,137)
Amortization	(4,540)	(2,856)
Impairment, legal contingencies and other losses (4)	(5,736)	(1,308)
Income from operations	42,852	38,516
Total other income (expense), net (5)	(73,263)	(84,911)
Loss from continuing operations	$(30,411)	$(46,395)
________________________

(1)	Consists of the 96 consolidated multifamily communities, containing 29,233 apartment units, continuously owned during the periods presented since January 1, 2010.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Presented below is segment information for the multifamily and commercial segments including the reconciliation of total segment revenues to total revenues and total segment NOI to income/loss from continuing operations before noncontrolling interest for the years ended December 31, 2012 and 2011. For purposes of the following table, "Multifamily - Same-Property" includes all consolidated multifamily properties continuously owned since January 1, 2011. Same-property communities may be adjusted during the year to account for disposition activity.

	Years Ended December 31,
($ in thousands)	2012	2011
Revenues:
Segment revenues:
Multifamily - Same Property (1)	$310,859	$294,800
Multifamily - Other (2)	56,771	41,247
Total multifamily	367,630	336,047
Commercial	62,084	77,850
Total segment revenues	429,714	413,897
Partially-owned unconsolidated entities — Multifamily	(1,731)	(2,336)
Partially-owned unconsolidated entities — Commercial	(11,500)	(26,046)
Other non-property related revenue	5,712	8,047
Discontinued operations property revenue	(53,348)	(63,936)
Total consolidated revenues	$368,847	$329,626

NOI:
Segment NOI:
Multifamily - Same Property (1)	$188,869	$175,553
Multifamily - Other (2)	31,067	20,491
Total multifamily	219,936	196,044
Commercial	41,601	52,774
Total segment NOI	261,537	248,818
Partially-owned unconsolidated entities — Multifamily	(924)	(1,183)
Partially-owned unconsolidated entities — Commercial	(7,340)	(17,318)
Other non-property related revenue	5,712	8,047
Discontinued operations property NOI	(30,375)	(38,375)
Impairment — discontinued operations (3)	(3,251)	—
Property management expense	(12,858)	(9,185)
General and administrative expense	(22,615)	(20,439)
Management fees and other expenses	(6,298)	(8,067)
Restructuring charges	(1,848)	(153)
Investment and development expenses (3)	(1,285)	(1,781)
Depreciation	(113,961)	(107,236)
Amortization	(3,043)	(4,540)
Impairment, legal contingencies and other losses (4)	(22,762)	(5,736)
Income from operations	40,689	42,852
Total other income (expense), net (5)	(68,664)	(73,263)
Loss from continuing operations	$(27,975)	$(30,411)
________________________

(1)	Consists of the 95 consolidated multifamily communities, containing 28,943 apartment units, continuously owned since January 1, 2011.

(2)	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.

(3)	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

(4)	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

(5)
For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".

Investment in Partially-Owned Entities (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments
Investments in unconsolidated partially-owned entities at December 31, 2012 and 2011 consisted of the following:

	Percent	As of December 31,
($ in thousands)	Owned	2012	2011
Multifamily:
Belterra, Ft. Worth, TX	10%	$300	$365
Colonial Grand at Huntcliff, Atlanta, GA	20%	1,195	1,382
Colonial Grand at McKinney, Dallas, TX (1)	25%	1,715	1,721
Colonial Grand at Research Park, Raleigh, NC (2)	—%	—	660
Regents Park (Phase II), Atlanta, GA (1)	40%	2,460	3,341
Total Multifamily		$5,670	$7,469

Commercial:
600 Building Partnership, Birmingham, AL	33%	357	331
Bluerock, Huntsville, AL (3)	—%	—	(6,426)
Colonial Promenade Madison, Huntsville, AL (4)	—%	—	2,062
Colonial Promenade Smyrna, Smyrna, TN	50%	1,683	2,259
DRA/CLP JV (5)	—%	—	(25,152)
Highway 150, LLC, Birmingham, AL (6)	10%	50	43
Parkside Drive LLC II, Knoxville, TN (7)	—%	—	112
Total Commercial		$2,090	$(26,771)

Other:
Colonial/Polar-BEK Management Company, Birmingham, AL	50%	17	28
Total Other		$17	$28

Net investment in partially-owned entities (8)		$7,777	$(19,274)
________________________

(1)	These joint ventures consist of undeveloped land.

(2)	In October 2012, the Company acquired the property held by the joint venture (see below).

(3)
Effective December 31, 2012, the Company sold its 10% noncontrolling interest (see below). This equity interest is presented under “Liabilities” on the Company's Consolidated Balance Sheet as of December 31, 2011.

(4)	In February 2012, the Company sold its 25% noncontrolling joint venture interest (see below).

(5)	Effective June 30, 2012, the Company redeemed its 15% noncontrolling joint venture interest (see below).

(6)	In January 2013, the Company sold its 10% noncontrolling joint venture interest (see Note 22 - "Subsequent Events").

(7)	In December 2011, the Company sold its 50% noncontrolling interest in this joint venture (see below).

(8)
Net investment in partially-owned entities as of December 31, 2011 includes the Trust's $4.1 million contingent obligation related to the DRA/CLP JV. CRLP's net investment in partially owned entities was $(15.1) million as of December 31, 2011.

Combined financial information for the Company’s investments in unconsolidated partially-owned entities since the respective dates of the Company’s acquisitions is as follows:

	As of December 31,
($ in thousands)	2012	2011 (1)
Balance Sheet
Assets
Land, building and equipment, net	$92,366	$1,044,266
Construction in progress	12,701	13,841
Other assets	10,347	78,564
Total assets	$115,414	$1,136,671
Liabilities and partners’ equity
Notes payable (2)	$83,738	$957,068
Other liabilities	2,238	106,068
Partners’ equity	29,438	73,535
Total liabilities and partners’ equity	$115,414	$1,136,671
________________________

(1)
"Land, building and equipment, net" has been revised from the amount previously reported to appropriately reflect an asset impairment of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)	The Company’s pro-rata share of indebtedness, as calculated based on ownership percentage, at December 31, 2012 and 2011 was $20.7 million and $147.8 million, respectively.

	Years Ended December 31,
($ in thousands)	2012	2011 (1)	2010
Statement of Operations
Revenues	$88,790	$162,474	$179,506
Operating expenses	(34,754)	(93,707)	(64,478)
Interest expense	(39,899)	(67,930)	(71,524)
Depreciation, amortization and other	(18,409)	(23,963)	(74,006)
Net loss (2)	$(4,272)	$(23,126)	$(30,502)
________________________

(1)	"Operating expenses" has been revised from amount previously reported to appropriately reflect an impairment charge of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)
In addition to including the Company’s pro-rata share of income (loss) from partially-owned unconsolidated entities of $0.2 million, $12.3 million and $(3.7) million for the years ended December 31, 2012, 2011, and 2010, respectively, “Income from partially-owned unconsolidated entities”on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) includes gains(losses) on the Company’s dispositions of joint-venture interests and amortization of basis differences which are not reflected in the table above.

Financing Activities (Tables)	12 Months Ended
Dec. 31, 2012
Financing Activities
Schedule of Debt [Table Text Block]
Notes and mortgages payable at December 31, 2012 and 2011 consist of the following:

	Years Ended December 31,
($ in thousands)	2012	2011
Unsecured credit facility	$188,631	$184,000
Unsecured term loans	400,000	250,000
Mortgages and other notes:
3.13% to 6.00%	526,634	529,243
6.01% to 6.88%	716,727	796,484
	$1,831,992	$1,759,727

Schedule of Financial and Operational Debt Covenants [Table Text Block]
Both the Credit Facility and term loan agreements (described below) under "Senior Unsecured Term Loans" require that CRLP satisfy similar financial and operational covenants, including the following:

	As of
	December 31, 2012	Requirements:
Fixed Charge Ratio	2.2x	>1.5x
Debt to Total Asset Value Ratio	45%	<60.0%
Secured Debt to Total Asset Value Ratio	17%	<40.0%
Unencumbered Leverage Ratio	45%	<62.5%
Permitted Investments Ratio	11%	<30.0%
Tangible Net Worth ($ in billions)	$2.1	$1.0

Schedule of Maturities of Long-term Debt [Table Text Block]
The aggregate maturities of notes and mortgages payable, including the Company’s Credit Facility as of December 31, 2012, were as follows:

As of
($ in thousands)	December 31, 2012
2013	$99,504
2014	192,051
2015	223,664
2016 (1)	277,977
2017	150,000
Thereafter	888,796
$1,831,992
_______________________

(1)	Includes $188.6 million outstanding on the Company’s Credit Facility as of December 31, 2012, which matures in March 2016.

Derivatives and Hedging Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivative
Schedule of Interest Rate Derivatives [Table Text Block]
As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk ($ in thousands):

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Swaps	4	$400,000

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets of the Trust and CRLP as of December 31, 2012 and 2011, respectively.

Fair Value of Derivative Instruments
	Asset Derivatives			Liability Derivatives
	Balance	Fair Value at		Balance	Fair Value at
($ in thousands)	Sheet Location	12/31/2012	12/31/2011	Sheet Location	12/31/2012	12/31/2011

Interest Rate Swap	Other Assets	$—	$—	Other Liabilities	$(25,862)	$(16,619)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP for the years ended December 31, 2012, 2011 and 2010, respectively.

	Amount of Gain (Loss)				Amount of Gain (Loss) Reclassified
($ in thousands)	Recognized in OCI on				Reclassified
	Derivative				from OCI into Income
	(Effective Portion)				(Effective Portion)
Location of Gain (Loss)
Derivatives in				Reclassified from
ASC 815 Cash				Accumulated
Flow Hedging	Years Ended			OCI into Income	Years Ended
Relationships	12/31/2012	12/31/2011	12/31/2010	(Effective Portion)	12/31/2012	12/31/2011	12/31/2010

Interest Rate Swaps	$(15,985)	$(19,302)	$—	Interest Expense	$(7,222)	$(3,164)	$(437)
				Loss on Hedging Activities	—	—	(289)
					$(7,222)	$(3,164)	$(726)

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Compensation costs for share options have been valued on the grant date using the Black-Scholes option-pricing method. The weighted average assumptions used in the Black-Scholes option pricing model were as follows:

	Years Ended December 31,
	2012	2011	2010
Dividend yield	3.11%	3.94%	8.41%
Expected volatility	65.37%	64.14%	83.83%
Risk-free interest rate	1.08%	2.23%	1.71%
Expected option term (years)	5.8	5.8	3.1

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table presents a summary of share option activity under all plans for the year ended December 31, 2012:

	Options Outstanding
		Weighted Average
	Shares	Exercise Price
Options outstanding, beginning of period	2,008,632	$19.76
Granted	251,495	20.98
Exercised	(52,317)	14.74
Forfeited	(297,369)	23.20
Options outstanding, end of period	1,910,441	$19.52

Schedule of Share-based Compensation, Activity [Table Text Block]
The following table presents the change in nonvested restricted share awards:

			Weighted Average
		Year Ended	Grant Date
		December 31, 2012	Fair Value
Nonvested Restricted Shares,	December 31, 2011	634,170	$15.95
Granted		389,550	20.73
Vested		(299,260)	16.68
Cancelled/Forfeited		(25,778)	17.06
Nonvested Restricted Shares,	December 31, 2012	698,682	$18.26

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Contingency
Summary of Valuation Allowance [Table Text Block]
The components of CPSI’s deferred income tax assets and liabilities were as follows:

	Years Ended
	December 31,
($ in thousands)	2012	2011
Deferred tax assets:
Real estate asset basis differences	$6,099	$270
Impairments	11,875	11,944
Deferred revenue	1,008	1,116
Deferred expenses	16,846	14,863
Net operating loss carryforward	15,979	14,298
Accrued liabilities	6,012	2,297
	57,819	44,788
Deferred tax liabilities:
Real estate asset basis differences	—	—

Net deferred tax assets, before valuation allowance	57,819	44,788
Valuation allowance	(57,819)	(44,788)
Net deferred tax assets, included in other assets	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliations of the effective tax rates of CPSI to the federal statutory rate are detailed below.

	Years Ended December 31,
	2012	2011	2010
Federal tax rate	35.00%	35.00%	35.00%
Valuation reserve	(34.99)%	(34.99)%	(34.99)%
State income tax, net of federal income tax benefit	—	—	—
Other	(0.01)%	(0.01)%	(0.01)%
CPSI provision for income taxes	—%	—%	—%

Leasing Operations (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Rentals
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
For commercial properties owned by the Company, minimum rentals due in future periods under noncancelable operating leases extending beyond one year are as follows:

	As of
($ in thousands)	December 31, 2012
2013	$26,950
2014	26,211
2015	23,924
2016	21,983
2017	19,263
Thereafter	91,874
	$210,205	(1)

Quarterly Financial Information - Trust (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information for the Trust (Unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Share, for all periods presented.

2012
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,155)	12,201	(7,926)	(21,031)
Income from discontinued operations	3,181	4,176	1,476	25,238
Net (loss) income available to common shareholders	$(5,974)	$16,377	$(6,450)	$4,207

Net (loss) income per share:
Basic	$(0.07)	$0.19	$(0.08)	$0.05
Diluted	$(0.07)	$0.19	$(0.08)	$0.05
Weighted average common shares outstanding:
Basic	87,012	87,201	87,325	87,454
Diluted	87,012	87,490	87,325	87,454

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.
In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,128)	(9,580)	(12,537)	4,784
Income from discontinued operations	2,517	3,143	24,924	3,124
Net (loss) income attributable to parent company	(11,611)	(6,437)	12,387	7,908
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common shareholders	$(11,611)	$(6,437)	$12,387	$9,089

Net (loss) income per share:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common shares outstanding:
Basic	79,512	83,588	86,573	86,769
Diluted	79,512	83,588	86,573	87,010

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Unit, for all periods presented.

2012
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,902)	9,050	(8,575)	(22,736)
Income from discontinued operations	3,440	4,516	1,602	27,283
Net (loss) income available to common unitholders	$(6,462)	$13,566	$(6,973)	$4,547

Net (loss) income per unit:
Basic	$(0.07)	$0.15	$(0.08)	$0.05
Diluted	$(0.07)	$0.15	$(0.08)	$0.05
Weighted average common units outstanding:
Basic	94,181	94,363	94,478	94,607
Diluted	94,181	94,652	94,478	94,607

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.

In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,504)	(9,498)	(12,605)	6,142
Income from discontinued operations	2,745	3,413	27,051	3,381
Net (loss) income attributable to CRLP	(11,759)	(6,085)	14,446	9,523
Distributions to preferred unitholders	(906)	(906)	(906)	(867)
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common unitholders	$(12,665)	$(6,991)	$13,540	$9,837

Net (loss) income per unit:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common units outstanding:
Basic	86,796	90,847	93,826	93,960
Diluted	86,796	90,847	93,826	94,201

Quarterly Financial Information - CRLP (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information
Schedule of Quarterly Financial Information [Table Text Block]
The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Share, for all periods presented.

2012
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,155)	12,201	(7,926)	(21,031)
Income from discontinued operations	3,181	4,176	1,476	25,238
Net (loss) income available to common shareholders	$(5,974)	$16,377	$(6,450)	$4,207

Net (loss) income per share:
Basic	$(0.07)	$0.19	$(0.08)	$0.05
Diluted	$(0.07)	$0.19	$(0.08)	$0.05
Weighted average common shares outstanding:
Basic	87,012	87,201	87,325	87,454
Diluted	87,012	87,490	87,325	87,454

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.
In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per share data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,128)	(9,580)	(12,537)	4,784
Income from discontinued operations	2,517	3,143	24,924	3,124
Net (loss) income attributable to parent company	(11,611)	(6,437)	12,387	7,908
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common shareholders	$(11,611)	$(6,437)	$12,387	$9,089

Net (loss) income per share:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common shares outstanding:
Basic	79,512	83,588	86,573	86,769
Diluted	79,512	83,588	86,573	87,010

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011. The information provided herein has been reclassified in accordance with ASC 205-20, Discontinued Operations, and adjusted to reflect ASC 260, Earnings per Unit, for all periods presented.

2012
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$88,072	$90,524	$93,145	$97,106
(Loss) income from continuing operations	(9,902)	9,050	(8,575)	(22,736)
Income from discontinued operations	3,440	4,516	1,602	27,283
Net (loss) income available to common unitholders	$(6,462)	$13,566	$(6,973)	$4,547

Net (loss) income per unit:
Basic	$(0.07)	$0.15	$(0.08)	$0.05
Diluted	$(0.07)	$0.15	$(0.08)	$0.05
Weighted average common units outstanding:
Basic	94,181	94,363	94,478	94,607
Diluted	94,181	94,652	94,478	94,607

The increase in Revenues from quarter to quarter is attributable to the acquisition of five multifamily apartment communities during 2012 (one property in the first quarter, one property in the second quarter and three properties in the fourth quarter). In addition, the Company completed the development of two multifamily apartment communities during 2012.

In the second quarter 2012, the increase in (Loss) income from continuing operations is primarily attributable to the $21.9 million gain that the Company recognized when it redeemed its 15% noncontrolling interest in the DRA/CLP joint venture.

In the third quarter of 2012, Income from discontinued operations includes a $3.3 million non-cash impairment charge recorded on a commercial asset.

In the fourth quarter 2012, the decrease in (Loss) income from continuing operations is primarily attributable to $17.6 million in charges for loss contingencies related to certain ongoing litigation, $4.2 million related to required infrastructure repairs on Colonial Promenade Alabaster and $3.3 million of non-cash impairment charges recorded on certain for-sale residential lots. These charges were partially offset by the $7.4 million gain recognized on the disposition of the Company's 10% noncontrolling interest in the Bluerock office portfolio and the $2.8 million gain recognized on the Company's purchase of Colonial Grand at Research Park. The increase in Income from discontinued operations for the fourth quarter 2012 is attributable to gains recognized on the disposition of four multifamily apartment communities and one commercial asset.

2011
(in thousands, except per unit data)
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Revenues	$77,517	$81,462	$83,939	$86,708
(Loss) income from continuing operations	(14,504)	(9,498)	(12,605)	6,142
Income from discontinued operations	2,745	3,413	27,051	3,381
Net (loss) income attributable to CRLP	(11,759)	(6,085)	14,446	9,523
Distributions to preferred unitholders	(906)	(906)	(906)	(867)
Preferred unit repurchase gains	—	—	—	2,500
Preferred unit issuance costs write-off	—	—	—	(1,319)
Net (loss) income available to common unitholders	$(12,665)	$(6,991)	$13,540	$9,837

Net (loss) income per unit:
Basic	$(0.15)	$(0.08)	$0.14	$0.10
Diluted	$(0.15)	$(0.08)	$0.14	$0.10
Weighted average common units outstanding:
Basic	86,796	90,847	93,826	93,960
Diluted	86,796	90,847	93,826	94,201

Organization and Business (Details)	12 Months Ended
	Dec. 31, 2012
Real Estate Properties
Colonial Properties Trust's ownership percentage in CRLP	92.50%
Properties owned	125
Number of states in which entity operates	11
Multifamily real estate
Real Estate Properties
Number of real estate properties	114
Number of units/sq feet in real estate properties	34,497	[1]
Multifamily real estate | Partially-Owned Properties
Real Estate Properties
Number of real estate properties	1
Multifamily real estate | Consolidated Properties
Real Estate Properties
Number of real estate properties	112	[2]
Number of units/sq feet in real estate properties	33,851	[1]
Multifamily real estate | Unconsolidated Properties
Real Estate Properties
Number of real estate properties	2
Number of units/sq feet in real estate properties	646	[1]
Commercial real estate
Real Estate Properties
Number of real estate properties	11
Number of units/sq feet in real estate properties	2,517,000	[1]
Commercial real estate | Consolidated Properties
Real Estate Properties
Number of real estate properties	8
Number of units/sq feet in real estate properties	2,167,000	[1]
Commercial real estate | Unconsolidated Properties
Real Estate Properties
Number of real estate properties	3
Number of units/sq feet in real estate properties	350,000	[1]

[1]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.
[2]	Includes one property partially-owned through a joint venture entity.

Summary of Significant Accounting Policies Federal Income Tax Status (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency
Income tax expense (benefit)	$ 0	$ 0	$ 0
Provision for income taxes and effective income tax rate	0.00%	0.00%	0.00%
Deferred tax asset after the effect of the valuation allowance	0	0
Income tax examinations in process	0
Income tax refunds	$ 0	$ 700,000

Summary of Significant Accounting Policies Expected Useful Lives of Depreciable Property (Details)	12 Months Ended
Dec. 31, 2012
Buildings
Property, Plant and Equipment
Useful life, minimum	20 years
Useful life, duration	40 years
Furniture, fixtures and equipment
Property, Plant and Equipment
Useful life, minimum	3 years
Useful life, duration	7 years
Land improvements
Property, Plant and Equipment
Useful life, minimum	10 years
Useful life, duration	15 years
Tenant improvements
Property, Plant and Equipment
Useful life, duration	Life of lease

Summary of Significant Accounting Policies Acquisition of Real Estate Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets
Amortization for in-place leases	$ 3,043,000	$ 4,540,000	$ 2,856,000
In-place leases
Acquired Finite-Lived Intangible Assets
Finite-lived intangible assets, net	6,700,000
Amortization for in-place leases	4,800,000	6,000,000	5,200,000
Net market lease intangibles
Acquired Finite-Lived Intangible Assets
Finite-lived intangible assets, net	600,000
Intangibles related to relationships with customers
Acquired Finite-Lived Intangible Assets
Finite-lived intangible assets, net	$ 7,300,000

Summary of Significant Accounting Policies Schedule of Cash and Equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash and Cash Equivalents
Bank overdrafts	$ 15.4	$ 9
Proceeds from delayed tax exempt exchange	$ 28.9	$ 35.4

Summary of Significant Accounting Policies Schedule of Notes Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable
Allowance for doubtful accounts receivable	$ 800,000	$ 1,100,000
Notes receivable, net	42,399,000	43,787,000
Accrued interest	300,000	296,000
Notes receivable, reserve	0	0
Weighted average interest rate	5.50%	4.90%
Principal repayments	2,100,000	1,500,000
Colonial Promenade Smyrna
Notes Receivable
Notes receivable, net	24,400,000
Receivable acquired date	May 2010
Colonial Promenade Smyrna | Terms since December 2011
Notes Receivable
Annual interest rate, fixed	5.25%
Receivable maturity date	Dec 31, 2012
Colonial Promenade Smyrna | Terms since December 2012
Notes Receivable
Annual interest rate, fixed	5.38%
Receivable maturity date	Dec 31, 2013
Colonial Promenade Fultondale
Notes Receivable
Notes receivable, net	16,900,000
Receivable acquired date	February 2009
Annual interest rate, fixed	5.60%
Note terms, years	5
Financial guarantee | Joint Venture partner | Colonial Promenade Smyrna | Terms since December 2011
Notes Receivable
Guarantor obligations, maximum exposure	$ 1,300,000

Summary of Significant Accounting Policies Warranty Reserves (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Warranty Reserves
Balance at beginning of period	$ 704	$ 960	$ 871
Accruals for warranties issued	899	63	109
Payments made	(313)	(319)	(20)
Balance at end of period	$ 1,290	$ 704	$ 960

Summary of Significant Accounting Policies Loss Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies
Loss contingency accrual, at carrying value	$ 26,800,000	$ 8,800,000
Restructuring charges	1,848,000	153,000	361,000
Colonial Properties Trust
Loss Contingencies
Restructuring charges	$ 1,848,000	$ 153,000	$ 361,000

Summary of Significant Accounting Policies Investments in Joint Ventures (Details) (Regents Park (Phase II), USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule of Investments
Equity method investment, ownership percentage	40.00%
Non-cash impairment
Schedule of Investments
Impairment losses related to real estate partnerships	$ 0.4

Summary of Significant Accounting Policies Investement and Development Expenses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Investment and Development
Investment and development expenses	$ 1,285	[1]	$ 1,781	[1]	$ 422	[1]
Colonial Properties Trust
Investment and Development
Investment and development expenses	$ 1,285		$ 1,781		$ 422

[1]	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.

Summary of Significant Accounting Policies Fair Value (Details) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Real Estate Assets, Including Land Held for Sale | Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	$ 43,291
Real Estate Assets, Including Land Held for Sale | Fair Value, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Real Estate Assets, Including Land Held for Sale | Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Real Estate Assets, Including Land Held for Sale | Fair Value, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	43,291
Investment in Partially Owned Entities | Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	2,460
Investment in Partially Owned Entities | Fair Value, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Investment in Partially Owned Entities | Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	0
Investment in Partially Owned Entities | Fair Value, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Assets, fair value disclosure	2,460
Derivative Financial Instruments | Estimate of Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	(25,862)
Derivative Financial Instruments | Fair Value, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	0
Derivative Financial Instruments | Fair Value, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	(25,862)
Derivative Financial Instruments | Fair Value, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Liabilities, fair value disclosure	$ 0

Summary of Significant Accounting Policies Schedule of Fair Value Measurements (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Estimate of Fair Value
Assets and Liabilities Measured at Fair Value
Notes receivable	$ 42,399,000	$ 43,787,000
Carrying Value
Assets and Liabilities Measured at Fair Value
Notes receivable	42,399,000	43,787,000
Fixed Rate | Estimate of Fair Value
Assets and Liabilities Measured at Fair Value
Indebtedness	1,730,000,000
Fixed Rate | Carrying Value
Assets and Liabilities Measured at Fair Value
Indebtedness	1,630,000,000
Variable Rate | Estimate of Fair Value
Assets and Liabilities Measured at Fair Value
Indebtedness	201,100,000
Variable Rate | Carrying Value
Assets and Liabilities Measured at Fair Value
Indebtedness	$ 201,100,000

Real Estate Activity Schedule of Business Acquisitions (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2012 Multifamily	Dec. 31, 2012 Multifamily Colonial Reserve at Las Colinas (Dallas, TX) apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Canyon Ranch ( Austin, TX) apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Research Park (Raleigh, NC) apartmentunits		Dec. 31, 2012 Multifamily Colonial Grand at Fairview (Dallas, TX) apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Brier Falls (Raleigh, NC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Hebron (Dallas, TX) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Commerce Park (Charleston, SC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Reserve at Medical District (Dallas, TX) apartmentunits	Dec. 31, 2011 Multifamily Colonial Village at Beaver Creek (Raleigh, NC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Traditions (Gulf Shores, AL) apartmentunits		Dec. 31, 2011 Multifamily Colonial Grand at Palm Vista (Las Vegas, NV) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Cornelius (Charlotte, NC) apartmentunits	Dec. 31, 2011 Multifamily Colonial Grand at Wells Branch (Austin, TX) apartmentunits	Dec. 31, 2010 Multifamily Colonial Grand at Brier Creek (Raleigh, NC) apartmentunits	Dec. 31, 2010 Multifamily Colonial Grand at Riverchase Trails (Birmingham, AL) apartmentunits		Dec. 31, 2012 Multifamily Total acquired apartmentunits	Dec. 31, 2012 Multifamily Colonial Grand at Research Park	Sep. 30, 2012 Multifamily Colonial Grand at Research Park
Total units						306	272	370		256	350	312	312	278	316	324		341	236	336	364	345		4,718
Effective acquisition date						Nov 20, 2012	Nov 13, 2012	Oct 1, 2012		May 30, 2012	Jan 10, 2012	Nov 8, 2011	Sep 20, 2011	Sep 1, 2011	Aug 2, 2011	Jun 17, 2011		Mar 14, 2011	Feb 28, 2011	Feb 24, 2011	Oct 22, 2010	Jun 30, 2010
Purchase price					$ 477,500,000	$ 42,800,000	$ 24,500,000	$ 38,000,000	[1]	$ 29,800,000	$ 45,000,000	$ 34,100,000	$ 30,900,000	$ 33,000,000	$ 26,400,000	$ 17,600,000	[2]	$ 40,900,000	$ 23,600,000	$ 28,400,000	$ 37,900,000	$ 24,600,000	[3]
Equity method investment, ownership percentage																									0.00%	20.00%
Assets purchased:
Land, buildings and equipment	177,505,000	230,823,000	61,285,000
In-place lease intangibles	2,610,000	3,954,000	1,059,000
Total assets purchased	180,115,000	234,777,000	62,344,000
Notes and mortgages assumed	0	0	(19,300,000)	[4]
Total consideration	$ 180,115,000	$ 234,777,000	$ 43,044,000

[1]	Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. See Note 13 - "Investment in Partially-Owned Entities".
[2]	The Company acquired the property through foreclosure on August 1, 2011. For additional information regarding the status of ongoing litigation between the Company and its joint venture partner involving this property, see Note 20 - "Legal Proceedings".
[3]	The Company acquired ownership in this asset through a joint venture transaction. See Note 13 - "Investment in Partially-Owned Entities" for additional details regarding this transaction.
[4]	See Note 13 - "Investment in Partially-Owned Entities" regarding additional details for this transaction.

Real Estate Activity Business Acquisitions, Pro Forma (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenue	$ 403,768	$ 382,417	$ 353,175
Net income (loss) available to common shareholders	$ 6,935	$ 1,105	$ (49,379)
Net income (loss) per common share — dilutive	$ 0.07	$ 0.01	$ (0.69)

Real Estate Activity Disposals- Continuing Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Colonial Promenade Tannehill sqft
Disposition Activity - Continuing Operations
Area of real estate property disposed of				53,000
Total square feet				234,000
Sales price				$ 5.6
Land sales	$ 4.3	$ 6	$ 17.2

Real Estate Activity Disposals- Discontinued Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Proceeds from delayed tax exempt exchange	$ 28,900,000		$ 35,400,000
Property revenues:
Total revenues	368,847,000		329,626,000		301,707,000
Property expenses:
Depreciation	113,961,000		107,236,000		100,137,000
Amortization	3,043,000		4,540,000		2,856,000
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	(33,626,000)		(38,375,000)		(37,333,000)
Asset dispositions, discontinued operations, all properties
Sales price	270,600,000
Discontinued operations
Property revenues:
Minimum rent	39,739,000		49,411,000		51,261,000
Tenant recoveries	8,773,000		7,905,000		7,759,000
Other revenue	4,836,000		6,620,000		6,282,000
Total revenues	53,348,000		63,936,000		65,302,000
Property expenses:
Property operating and administrative expense	19,722,000		25,561,000		27,969,000
Depreciation	12,962,000		20,553,000		21,966,000
Amortization	3,414,000		4,018,000		6,075,000
Impairment	3,251,000		0		0
Total operating expenses	39,349,000		50,132,000		56,010,000
Interest income (expense), net	112,000		(927,000)		(1,155,000)
Debt cost amortization	0		(20,000)		(27,000)
Income from discontinued operations before net gain (loss) on disposition of discontinued operations	14,111,000		12,857,000		8,110,000
Net gain (loss) on disposition of discontinued operations, net of income taxes	22,729,000		23,733,000		(258,000)
Noncontrolling interest in CRLP from discontinued operations	(2,770,000)		(2,882,000)		(749,000)
Noncontrolling interest to limited partners	0		0		(4,000)
Income from discontinued operations attributable to parent company	34,070,000		33,708,000		7,099,000
Multifamily | Autumn Hill (Charlottesville, VA)
Total units	425	[1]
Effective disposal date	Dec 20, 2012
Sales price	32,000,000
Multifamily | Colonial Village at Canyon Hills (Austin, TX)
Total units	229	[1]
Effective disposal date	Dec 20, 2012
Sales price	16,900,000
Multifamily | Colonial Village at Highland Hills (Raleigh, NC)
Total units	250	[1]
Effective disposal date	Dec 20, 2012
Sales price	17,800,000
Multifamily | Heatherwood (Charlotte, NC)
Total units	476	[1]
Effective disposal date	Dec 20, 2012
Sales price	28,800,000
Multifamily | Brookfield (Dallas/Ft. Worth, TX)
Total units			232	[1]
Effective disposal date			Sep 27, 2011
Sales price			9,500,000
Multifamily | Colonial Grand at McGinnis Ferry (Atlanta, GA)
Total units			434	[1]
Effective disposal date			Sep 27, 2011
Sales price			39,000,000
Multifamily | Colonial Grand at Sugarloaf (Atlanta, GA)
Total units			250	[1]
Effective disposal date			Sep 27, 2011
Sales price			22,500,000
Multifamily | Colonial Village at Meadow Creek (Charlotte, NC)
Total units			250	[1]
Effective disposal date			Sep 27, 2011
Sales price			13,600,000
Multifamily | Paces Cove (Dallas/Ft. Worth, TX)
Total units			328	[1]
Effective disposal date			Sep 27, 2011
Sales price			12,500,000
Multifamily | Summer Tree (Dallas/Ft. Worth, TX)
Total units			232	[1]
Effective disposal date			Sep 27, 2011
Sales price			8,700,000
Commercial
Property revenues:
Total revenues	62,084,000		77,850,000		80,015,000
Commercial | Colonial Promenade Alabaster (Birmingham, AL)
Square feet	219,000	[1]
Effective disposal date	Oct 24, 2012
Sales price	37,400,000
Commercial | Colonial Center Town Park 400 (Orlando, FL)
Square feet			176,000	[1]
Effective disposal date			Nov 10, 2011
Sales price			23,900,000
Commercial | Brookwood Village Center (Birmingham, AL)
Square feet			88,000	[1]
Effective disposal date			Sep 23, 2011
Sales price			$ 8,000,000

[1]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

Real Estate Activity Other (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 properties		Dec. 31, 2011 properties		Dec. 31, 2010
Held for Sale
Real estate held-for-sale	$ 93,450,000		$ 10,543,000
Loans payable to bank	0		0
For sale
Held for Sale
Real estate assets held for sale	2		2
Real estate held-for-sale			10,100,000
For-Sale Activities
For-sale residential units	8		11		28
For-sale residential lot dispositions	1		0		0
Cash proceeds from sale of real estate	4,900,000		5,100,000		9,300,000
Total units	5
Number of lots remaining	39
Operating properties
Held for Sale
Real estate assets held for sale			0
Colonial Properties Trust
Held for Sale
Real estate held-for-sale	93,450,000		10,543,000
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	22,762,000		5,736,000		1,308,000
Continuing operations
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	22,762,000	[1]	5,736,000	[1]	1,308,000	[1]
Multifamily
Impairment, Legal Contingencies and Other Losses
Properties damaged			8		4
Commercial | Operating properties
Held for Sale
Real estate assets held for sale	2
For sale
Held for Sale
Real estate held-for-sale	5,900,000
Assets held-for-sale | Multifamily
Held for Sale
Real estate assets held for sale	1
Assets held-for-sale | Commercial outparcels/pads
Real Estate Properties
Number of real estate properties	3
UCO Litigation
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	8,200,000
Discontinued operations
Impairment, Legal Contingencies and Other Losses
Impairment of real estate	3,251,000		0		0
Loss contingency
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses			4,800,000
Loss contingency | Colonial Properties Trust
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	26,000,000
Loss contingency | Colonial Grand at Traditions
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	12,700,000
Loss contingency | UCO Litigation
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	4,900,000
Non-cash impairment
Impairment, Legal Contingencies and Other Losses
Impairment of real estate			200,000
Non-cash impairment | For sale
Impairment, Legal Contingencies and Other Losses
Impairment of real estate			100,000
Non-cash impairment | Commercial outparcels/pads
Impairment, Legal Contingencies and Other Losses
Impairment of real estate			100,000
Non-cash impairment | Discontinued operations
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses					300,000
Non-cash impairment | Commercial
Real Estate Properties
Number of real estate properties	1
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	3,300,000
Non-cash impairment | Investment in partially owned entities portfolio
Impairment, Legal Contingencies and Other Losses
Impairment losses related to real estate partnerships	400,000
Non-cash impairment | UCO Litigation
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	3,300,000
Warranty obligations | Discontinued operations | For sale
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	900,000
Fire damage | Multifamily
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses	500,000
Properties damaged	1
Natural disasters and other casualty events
Impairment, Legal Contingencies and Other Losses
Impairment, legal contingencies and other losses			$ 700,000		$ 1,000,000

[1]	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.

Land, Buildings and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Land, Buildings and Equipment
Land	$ 437,094	$ 417,463
Depreciable property:
Buildings and improvements	2,855,123	2,849,427
Furniture, fixtures and equipment	197,107	178,565
Undeveloped land and construction in progress	296,153	306,826
Real estate investment property, at cost	3,785,477	3,752,281
Accumulated depreciation	(804,964)	(731,894)
Real estate investment property, net, excluding held for sale	2,980,513	3,020,387
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Colonial Properties Trust
Depreciable property:
Undeveloped land and construction in progress	296,153	306,826
Accumulated depreciation	(804,964)	(731,894)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	3,073,963	3,030,930
Colonial Realty Limited Partnership
Depreciable property:
Undeveloped land and construction in progress	296,153	306,826
Accumulated depreciation	(804,962)	(731,880)
Real estate assets held for sale, net	93,450	10,543
Net real estate assets	$ 3,073,963	$ 3,030,930

Undeveloped Land and Construction in Progress (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended																																														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Multifamily	Dec. 31, 2012 Commercial real estate sqft		Dec. 31, 2012 For-sale residential land	Dec. 31, 2012 For-sale residential land	Dec. 31, 2012 Completed Development	Dec. 31, 2012 Completed Development Multifamily apartmentunits		Dec. 31, 2012 Active Development	Dec. 31, 2012 Active Development Multifamily apartmentunits		Dec. 31, 2012 Future Development	Dec. 31, 2012 Future Development Multifamily apartmentunits		Dec. 31, 2012 Future Development Commercial real estate sqft		Dec. 31, 2012 Future Development Commercial outparcels/pads	Dec. 31, 2012 Future Development For-sale residential land		Dec. 31, 2012 Colonial Grand at Hampton Preserve (Tampa, FL) Completed Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Lake Mary Phase I (Orlando, FL) Completed Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Promenade Huntsville Phase I (Huntsville, AL) Completed Development Commercial real estate sqft		Dec. 31, 2012 Colonial Grand at Ayrsley Phase II (Charlotte, NC) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Double Creek (Austin, TX) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Lake Mary Phase II (Orlando, FL) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Randal Lakes (Orlando, FL) Active Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at South End (Charlotte, NC) Active Development Multifamily apartmentunits		Dec. 31, 2012 Brookwood West Retail (Birmingham, AL) Active Development Commercial real estate sqft		Dec. 31, 2012 Colonial Grand at Bellevue Phase II (Nashville, TN) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Lake Mary Phase III (Orlando, FL) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Randal Park (Orlando, FL) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Thunderbird (Phoenix, AZ) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Sweetwater (Phoenix, AZ) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Grand at Azure (Las Vegas, NV) Future Development Multifamily apartmentunits		Dec. 31, 2012 Colonial Promenade Huntsville Phase II (Huntsville, AL) Future Development Commercial real estate sqft	Dec. 31, 2012 Colonial Promenade Nord du Lac (Covington, LA)	Dec. 31, 2012 Colonial Promenade Nord du Lac (Covington, LA) Future Development Commercial real estate sqft		Dec. 31, 2012 Randal Park (Orlando, FL) Future Development Commercial real estate sqft
Undeveloped Land and Construction in Progress
Number of active development projects	6
Future undeveloped land and construction in progress	$ 207,394,000														$ 207,394,000
Developments expected to be initiated in current year				4
Completed development costs									82,062,000	77,946,000													52,244,000		25,702,000		4,116,000	[1]
Cost capitalized to date												88,759,000	87,845,000			37,641,000		41,845,000											3,454,000		27,297,000		11,382,000		19,579,000		26,133,000		914,000		3,701,000		1,851,000		6,232,000		8,042,000		7,240,000		10,575,000		5,215,000		25,634,000	[2]	10,996,000
Undeveloped land															127,908,000	1,496,000		42,095,000		17,629,000	66,688,000	[3]
Undeveloped land and construction in progress	296,153,000	306,826,000
Total units					2,517,000	[4]				718	[4]		1,300	[4]		1,543	[4]						486	[4]	232	[4]			81	[4]	296	[4]	108	[4]	462	[4]	353	[4]			220	[4]	132	[4]	314	[4]	244	[4]	195	[4]	438	[4]
Total square feet																		236,000	[4]								0												41,300	[4]													0		236,000	[2],[4]	0
Impairment of real estate							3,300,000	27,900,000																																														18,100,000
Capitalized interest	$ 1,200,000	$ 400,000	$ 1,200,000

[1]	Development costs for this project are net of reimbursements received from the shadow-anchor.
[2]	The Company intends to develop this project in phases over time. Costs capitalized to date for this development are presented net of an aggregate $18.1 million of non-cash impairment charges recorded during 2009 and 2008.
[3]	These costs are presented net of $27.9 million of non-cash impairment charges recorded on two of the projects in 2012, 2009, 2008 and 2007.
[4]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.

Net Loss Per Share of the Trust (Details) (Colonial Properties Trust, USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Colonial Properties Trust
Numerator:
Net income (loss) attributable to parent company					$ 7,908	$ 12,387	$ (6,437)	$ (11,611)	$ 8,160	$ 2,247	$ (40,537)
Adjusted by:
Distributions on preferred shares									0	0	(5,649)
Income from discontinued operations	25,238	1,476	4,176	3,181	3,124	24,924	3,143	2,517	(34,070)	(33,708)	(7,099)
Income allocated to participating securities									(529)	(402)	(373)
Preferred unit repurchase gains					2,500	0	0	0	0	2,500	3,000
Preferred share/unit issuance costs write-off					(1,319)	0	0	0	0	(1,319)	(4,868)
Loss from continuing operations available to common shareholders									$ (26,439)	$ (30,682)	$ (55,526)
Denominator:
Denominator for basic net loss per share — weighted average common shares	87,454,000	87,325,000	87,201,000	87,012,000	86,769,000	86,573,000	83,588,000	79,512,000	87,251,000	84,142,000	71,919,000
Effect of dilutive securities									0	0	0
Denominator for diluted net loss per share/unit - adjusted weighted average common shares/units	87,454,000	87,325,000	87,490,000	87,012,000	87,010,000	86,573,000	83,588,000	79,512,000	87,251,000	84,142,000	71,919,000
Earnings per share, diluted
Dilutive shares									285,064	225,163	55,802
Antidilutive securities excluded from computation of earnings per share, amount									696,749	994,118	1,001,237

Net Loss Per Unit of CRLP (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Loss from continuing operations									$ (27,975)	$ (30,411)	$ (46,395)
Colonial Realty Limited Partnership
Numerator:
Loss from continuing operations									(32,120)	(30,411)	(46,395)
Adjusted by:
Income allocated to participating securities									(529)	(402)	(373)
Noncontrolling interest of limited partners - continuing operations									(43)	(53)	103
Distributions to limited partner preferred unitholders									0	(3,586)	(7,161)
Distributions to general partner preferred unitholders					(867)	(906)	(906)	(906)	0	0	(5,649)
Preferred unit repurchase gains					2,500	0	0	0	0	2,500	3,000
Preferred share/unit issuance costs write-off					(1,319)	0	0	0	0	(1,319)	(4,868)
Loss from continuing operations available to common unitholders									$ (32,692)	$ (33,271)	$ (61,343)
Denominator:
Denominator for basic net loss per unit - weighted average common units	94,607,000	94,478,000	94,363,000	94,181,000	93,960,000	93,826,000	90,847,000	86,796,000	94,410,000	91,389,000	79,536,000
Effect of dilutive securities									0	0	0
Denominator for diluted net loss per unit - adjusted weighted average common units	94,607,000	94,478,000	94,652,000	94,181,000	94,201,000	93,826,000	90,847,000	86,796,000	94,410,000	91,389,000	79,536,000
Earnings per share, diluted
Dilutive shares									285,064	225,163	55,802
Antidilutive securities excluded from computation of earnings per share, amount									696,749	994,118	1,001,237

Equity of the Trust Changes in Issued Common Shares (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Stockholders Equity
Issued at December 31, 2011	93,096,722	[1]
Common shares issued through dividend reinvestment	341,131
Restricted shares issued (cancelled), net	273,628
Stock issued during period, shares, conversion of units	16,636		130,142
Issuances under other employee and nonemployee share plans	107,677
Issued at December 31, 2012	93,835,794	[1]	93,096,722	[1]
Units of CRLP outstanding	7,152,752		7,169,388
Treasury shares	5,623,150
Colonial Properties Trust
Schedule of Stockholders Equity
Issued at December 31, 2012	93,835,794		93,096,722
Treasury shares	5,623,150		5,623,150

[1]	Includes 5,623,150 treasury shares.

Equity of the Trust Equity Offerings (Details) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Feb. 28, 2010 Equity Issuance February 2010	Dec. 31, 2010 Equity Issuance February 2010	Jul. 31, 2010 Equity Issuance July 2010	Dec. 31, 2010 Equity Issuance July 2010	Dec. 31, 2010 Equity Issuance December 2010	Dec. 31, 2011 Equity Issuance December 2010		Dec. 31, 2010 Equity Issuance December 2010		May 31, 2011 Equity Issuance May 2011	Dec. 31, 2011 Equity Issuance May 2011
Schedule of New Equity Issued
Amount authorized for issuance of common shares					$ 50,000,000		$ 100,000,000		$ 100,000,000					$ 75,000,000
Stock issued during period, shares, new issues	8,416,846		10,393,874			3,602,348		6,329,026		4,788,525		462,500			3,628,321
Weighted average price per common share issued	$ 19.8		$ 15.24			$ 13.88		$ 15.8		$ 19.14		$ 18.06			$ 20.67
Continuous at-the-market equity offering program, net proceeds	163,686,000	[1]	156,174,000	[1]		48,999,000 [1]		98,990,000 [1]		89,813,000	[1]	8,185,000	[1]		73,873,000 [1]
One time issuance costs paid by the Company	$ 300,000		$ 300,000
Number of multifamily properties, funded	3

[1]	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.

Equity of the Trust Repurchases of Equity (Details) (Series D Cumulative Redeemable Preferred Shares, USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2003	Dec. 31, 2010
Series D Cumulative Redeemable Preferred Shares
Redemption of Series D Preferred Depositary Shares
Issuance date	Apr 30, 2003
Preferred shares issued	5,000,000
Share ratio	0.1
Shares dividend rate	8.13%
Par value per share	$ 0.01
Shares redeemed		4,004,735
Shares redemption value		$ 100,119
Aggregate redemption price per share		$ 25.2257
Write off of deferred debt issuance cost		$ 3,550

Capital Structure of CRLP Issuances of Common Units (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of New Equity Issued
Stock issued during period, shares, new issues	8,416,846		10,393,874
Consideration for common shares issued through at-the-market equity offering program	$ 163,686	[1]	$ 156,174	[1]
Weighted average price per common share issued	$ 19.8		$ 15.24
Common units issued	8,416,846		10,393,874
Weighted average price per common unit	$ 19.8		$ 15.24

[1]	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.

Capital Structure of CRLP Repurchase of Preferred (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended			3 Months Ended				12 Months Ended
	Apr. 30, 2003 Series D Cumulative Redeemable Preferred Shares	Dec. 31, 2010 Series D Cumulative Redeemable Preferred Shares	Sep. 30, 2010 Series D Cumulative Redeemable Preferred Shares	Dec. 31, 2011 Series B Cumulative Redeemable Preferred Units	Dec. 31, 2010 Series B Cumulative Redeemable Preferred Units	Feb. 28, 1999 Series B Cumulative Redeemable Preferred Units	Dec. 31, 2011 Colonial Realty Limited Partnership	Sep. 30, 2011 Colonial Realty Limited Partnership	Jun. 30, 2011 Colonial Realty Limited Partnership	Mar. 31, 2011 Colonial Realty Limited Partnership	Dec. 31, 2012 Colonial Realty Limited Partnership	Dec. 31, 2011 Colonial Realty Limited Partnership	Dec. 31, 2010 Colonial Realty Limited Partnership
Class of Stock
Original issuance date	Apr 30, 2003					Feb 28, 1999
Preferred units issued						2,000,000
Par value per preferred unit						$ 50
Preferred unit original distribution rate						8.88%
Preferred units value, net of offering costs						$ 100,000,000
Preferred units offering costs						2,600,000
Repurchases of Series B Preferred Units
Preferred units repurchased				1,000,000	1,000,000
Preferred units repurchase price				47,500,000	47,000,000
Preferred units distribution rate					7.25%
Discount on preferred units repurchase				5.00%	6.00%
Preferred unit repurchase gains				2,500,000	3,000,000		2,500,000	0	0	0	0	2,500,000	3,000,000
Write off of deferred debt issuance cost		3,550,000		1,300,000	1,300,000
Repurchase of Series D Preferred Depositary Units
Preferred shares redeemed		4,004,735
Preferred units redeemed		4,004,735
Aggregate redemption price per preferred unit			$ 25.2257
Preferred units redemption value			$ 100,119,000

Redeemable Noncontrolling Interest of the Trust (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest
Units redeemed for shares	16,636	130,142
Colonial Properties Trust
Redeemable Noncontrolling Interest
Redemption value of redeemable noncontrolling interest	162,056	159,582
Common shares closing price	21.37	20.86

Redeemable Partnership Units of CRLP (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest
Units redeemed for shares	16,636	130,142
Colonial Realty Limited Partnership
Redeemable Noncontrolling Interest
Redemption value of redeemable noncontrolling interest	162,056	159,582
Colonial Properties Trust
Redeemable Noncontrolling Interest
Redemption value of redeemable noncontrolling interest	162,056	159,582
Common shares closing price	21.37	20.86

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information
Number of operating segments											2
Segment revenues:
Revenues											$ 368,847		$ 329,626		$ 301,707
Total segment revenue											429,714		413,897		389,409
Other non-property related revenue											5,712		8,047		11,693
Discontinued operations property revenue											(53,348)		(63,936)		(65,302)
Segment NOI:
Income from operations											40,689		42,852		38,516
Discontinued operations property NOI											(33,626)		(38,375)		(37,333)
Property management expense											(12,858)		(9,185)		(8,584)
General and administrative expense											(22,615)		(20,439)		(18,563)
Management fees and other expenses											(6,298)		(8,067)		(9,504)
Restructuring charges											(1,848)		(153)		(361)
Investment and development expenses											(1,285)	[1]	(1,781)	[1]	(422)	[1]
Depreciation											(113,961)		(107,236)		(100,137)
Amortization											(3,043)		(4,540)		(2,856)
Total other income (expense), net											(68,664)	[2]	(73,263)	[2]	(84,911)	[2]
Loss from continuing operations											(27,975)		(30,411)		(46,395)
Properties owned	125										125
Total consolidated capital expenditures											122,647		70,136
Colonial Properties Trust
Segment revenues:
Revenues	97,106		93,145	90,524	88,072	86,708		83,939	81,462	77,517	368,847		329,626		301,707
Other non-property related revenue											5,712		8,047		11,693
Segment NOI:
Income from operations											40,689		42,852		38,516
Discontinued operations property NOI											14,111		12,857		8,110
Property management expense											(12,858)		(9,185)		(8,584)
General and administrative expense											(22,615)		(20,439)		(18,563)
Management fees and other expenses											(6,298)		(8,067)		(9,504)
Restructuring charges											(1,848)		(153)		(361)
Investment and development expenses											(1,285)		(1,781)		(422)
Depreciation											(113,961)		(107,236)		(100,137)
Amortization											(3,043)		(4,540)		(2,856)
Impairment, legal contingencies and other losses											(22,762)		(5,736)		(1,308)
Total other income (expense), net											(68,664)		(73,263)		(84,911)
Loss from continuing operations											(27,975)		(30,411)		(46,395)
Assets	3,286,208					3,258,605					3,286,208		3,258,605
Investment in partially-owned entities	7,777					12,303					7,777		12,303
Colonial Realty Limited Partnership
Segment revenues:
Revenues	103,011		93,145	90,524	88,072	86,708		83,939	81,462	77,517	368,847		329,626		301,707
Other non-property related revenue											5,712		8,047		11,693
Segment NOI:
Income from operations											40,689		42,852		38,516
Discontinued operations property NOI											14,111		12,857		8,110
Property management expense											(12,858)		(9,185)		(8,584)
General and administrative expense											(22,615)		(20,439)		(18,563)
Management fees and other expenses											(6,298)		(8,067)		(9,504)
Restructuring charges											(1,848)		(153)		(361)
Investment and development expenses											(1,285)		(1,781)		(422)
Depreciation											(113,961)		(107,236)		(100,137)
Amortization											(3,043)		(4,540)		(2,856)
Impairment, legal contingencies and other losses											(22,762)		(5,736)		(1,308)
Total other income (expense), net											(72,809)		(73,263)		(84,911)
Loss from continuing operations											(32,120)		(30,411)		(46,395)
Assets	3,286,160					3,258,428					3,286,160		3,258,428
Investment in partially-owned entities	7,777					12,303					7,777		12,303
Continuing operations
Segment NOI:
Impairment, legal contingencies and other losses											(22,762)	[3]	(5,736)	[3]	(1,308)	[3]
Multifamily
Segment NOI:
Total consolidated capital expenditures											103,444		59,007
Assets	2,669,843					2,584,769					2,669,843		2,584,769
Consolidated and unconsolidated real estate properties	114										114
Multifamily | Same property group - current year
Segment revenues:
Revenues											367,630		336,047
Segment NOI:
Income from operations											219,936		196,044
Properties owned	95										95
Total units	28,943	[4]									28,943	[4]
Multifamily | Same property group - prior year
Segment revenues:
Revenues													336,047		309,394
Segment NOI:
Income from operations													196,044		174,192
Properties owned						96							96
Total units						29,233	[4]						29,233	[4]
Multifamily - Same Property | Same property group - current year
Segment revenues:
Revenues											310,859	[5]	294,800	[5]
Segment NOI:
Income from operations											188,869	[5]	175,553	[5]
Multifamily - Same Property | Same property group - prior year
Segment revenues:
Revenues													295,620	[6]	283,115	[6]
Segment NOI:
Income from operations													174,890	[6]	163,058	[6]
Multifamily - Other | Same property group - current year
Segment revenues:
Revenues											56,771	[7]	41,247	[7]
Segment NOI:
Income from operations											31,067	[7]	20,491	[7]
Multifamily - Other | Same property group - prior year
Segment revenues:
Revenues													40,427	[7]	26,279	[7]
Segment NOI:
Income from operations													21,154	[7]	11,134	[7]
Commercial
Segment revenues:
Revenues											62,084		77,850		80,015
Segment NOI:
Income from operations											41,601		52,774		54,006
Total consolidated capital expenditures											18,857		10,756
Assets	450,582					514,810					450,582		514,810
Consolidated and unconsolidated real estate properties	11										11
Corporate
Segment NOI:
Total consolidated capital expenditures											346		373
Assets	165,783	[8]				159,026	[8]				165,783	[8]	159,026	[8]
Corporate | Colonial Properties Trust
Segment NOI:
Assets	(48)					(177)					(48)		(177)
Reportable segment
Segment NOI:
Income from operations											261,537		248,818		228,198
Assets	3,120,425					3,099,579					3,120,425		3,099,579
Multifamily investment in partially owned entities
Segment revenues:
Revenue from unconsolidated equity method investments											(1,731)		(2,336)		(3,106)
Segment NOI:
Operating income (loss) from unconsolidated equity method investments											(924)		(1,183)		(1,468)
Commercial investment in partially owned entities
Segment revenues:
Revenue from unconsolidated equity method investments											(11,500)		(26,046)		(30,987)
Segment NOI:
Operating income (loss) from unconsolidated equity method investments											$ (7,340)		$ (17,318)		$ (20,839)

[1]	Reflects costs incurred related to acquisitions and abandoned pursuits. These costs are volatile and, therefore, may vary between periods.
[2]	For-sale residential activities, including net gain on sales and income tax expense (benefit), are included in the line item “Total other income (expense)”. See Note 3 - "Real Estate Activity - For-Sale Activities".
[3]	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.
[4]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.
[5]	Consists of the 95 consolidated multifamily communities, containing 28,943 apartment units, continuously owned since January 1, 2011.
[6]	Consists of the 96 consolidated multifamily communities, containing 29,233 apartment units, continuously owned during the periods presented since January 1, 2010.
[7]	Includes all multifamily communities other than same-property communities and operations from the for-sale portfolio.
[8]	Includes the Company's investment in partially-owned entities of $7.8 million and $12.3 million as of December 31, 2012 and December 31, 2011, respectively.

Investment in Partially-Owned Entities (Details) (USD $)	Dec. 31, 2012	Sep. 30, 2009	Sep. 30, 2011 Heathrow, Orlando, FL	Jul. 31, 2011 Heathrow, Orlando, FL	Dec. 31, 2012 Regents Park (Phase II), Atlanta, GA	Dec. 31, 2011 Colonial Promenade Alabaster II/Tutwiler II, Birmingham, AL	Nov. 30, 2011 Colonial Promenade Alabaster II/Tutwiler II, Birmingham, AL sqft	Mar. 31, 2012 Colonial Promenade Madison, Huntsville, AL sqft	Sep. 30, 2012 DRA/CLP JV	Jun. 30, 2012 DRA/CLP JV	Dec. 31, 2012 DRA/CLP JV	Dec. 31, 2011 DRA/CLP JV	Dec. 31, 2011 Colonial Pinnacle at Turkey Creek sqft	Dec. 31, 2012 Colonial Pinnacle at Turkey Creek	Dec. 31, 2010 Parkway Place Mall	Jun. 30, 2010 Colonial Grand at Riverchase Trails	Mar. 31, 2010 Colonial Grand at Riverchase Trails apartmentunits	Dec. 31, 2012 Multifamily	Dec. 31, 2011 Multifamily	Dec. 31, 2012 Multifamily Belterra, Ft. Worth, TX	Dec. 31, 2011 Multifamily Belterra, Ft. Worth, TX	Dec. 31, 2012 Multifamily Colonial Grand at Huntcliff, Atlanta, GA	Dec. 31, 2011 Multifamily Colonial Grand at Huntcliff, Atlanta, GA	Dec. 31, 2012 Multifamily Colonial Grand at McKinney, Dallas, TX		Dec. 31, 2011 Multifamily Colonial Grand at McKinney, Dallas, TX		Dec. 31, 2012 Multifamily Colonial Grand at Research Park (Raleigh, NC)		Sep. 30, 2012 Multifamily Colonial Grand at Research Park (Raleigh, NC)	Dec. 31, 2011 Multifamily Colonial Grand at Research Park (Raleigh, NC)		Dec. 31, 2012 Multifamily Regents Park (Phase II), Atlanta, GA		Dec. 31, 2011 Multifamily Regents Park (Phase II), Atlanta, GA		Dec. 31, 2012 Commercial	Dec. 31, 2011 Commercial	Dec. 31, 2012 Commercial 600 Building Partnership, Birmingham, AL	Dec. 31, 2011 Commercial 600 Building Partnership, Birmingham, AL	Dec. 31, 2012 Commercial Bluerock, Huntsville, AL		Dec. 31, 2011 Commercial Bluerock, Huntsville, AL		Dec. 31, 2012 Commercial Colonial Promenade Madison, Huntsville, AL		Dec. 31, 2011 Commercial Colonial Promenade Madison, Huntsville, AL		Dec. 31, 2012 Commercial Colonial Promenade Smyrna, Smyrna, TN	Dec. 31, 2011 Commercial Colonial Promenade Smyrna, Smyrna, TN	Dec. 31, 2012 Commercial DRA/CLP JV		Jun. 30, 2012 Commercial DRA/CLP JV properties	Dec. 31, 2011 Commercial DRA/CLP JV		Dec. 31, 2012 Commercial Highway 150, LLC, Birmingham, AL		Dec. 31, 2011 Commercial Highway 150, LLC, Birmingham, AL		Dec. 31, 2012 Commercial Parkside Drive LLC II, Knoxville, TN		Dec. 31, 2011 Commercial Parkside Drive LLC II, Knoxville, TN		Dec. 31, 2012 Office Bluerock, Huntsville, AL	Sep. 30, 2012 Office Bluerock, Huntsville, AL sqft properties	Jun. 30, 2012 Office DRA/CLP JV	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other Colonial/Polar-BEK Managment Company, Birmingham, AL	Dec. 31, 2011 Other Colonial/Polar-BEK Managment Company, Birmingham, AL	Dec. 31, 2007 Colonial Properties Trust	Dec. 31, 2012 Colonial Properties Trust		Dec. 31, 2011 Colonial Properties Trust		Nov. 30, 2011 Colonial Properties Trust Colonial Promenade Alabaster II/Tutwiler II, Birmingham, AL	Mar. 31, 2012 Colonial Properties Trust Colonial Promenade Madison, Huntsville, AL	Oct. 31, 2010 Colonial Properties Trust Parkway Place Mall	Jun. 30, 2010 Colonial Properties Trust Colonial Village at Cary	Mar. 31, 2010 Colonial Properties Trust Colonial Village at Cary	Jun. 30, 2010 Colonial Properties Trust Colonial Grand at Riverchase Trails	Mar. 31, 2010 Colonial Properties Trust Colonial Grand at Riverchase Trails	Dec. 31, 2011 Colonial Realty Limited Partnership	Jun. 30, 2010 DRA Advisors LLC	Mar. 31, 2010 DRA Advisors LLC apartmentunits	Jun. 30, 2010 DRA Advisors LLC Colonial Village at Cary	Mar. 31, 2010 DRA Advisors LLC Colonial Village at Cary	Jun. 30, 2010 DRA Advisors LLC Colonial Grand at Riverchase Trails	Mar. 31, 2010 DRA Advisors LLC Colonial Grand at Riverchase Trails	Mar. 31, 2012 Colonial Properties Trust DRA/CLP JV	Dec. 31, 2011 Colonial Properties Trust DRA/CLP JV	Dec. 31, 2012 Colonial Grand at Research Park Multifamily apartmentunits	Sep. 30, 2012 Non-cash impairment	Dec. 31, 2011 Non-cash impairment Restatement adjustment Colonial Properties Trust DRA/CLP JV	Dec. 31, 2012 Management agreement buyout Office Bluerock, Huntsville, AL	Dec. 31, 2012 Purchase of equity interest in joint venture Office Bluerock, Huntsville, AL
Equity Method Investments
Equity method investment, summarized financial information, other liabilities																																																																	$ 7,900,000
Consolidated Investment in VIE - CMS-Colonial Canyon Creek
Variable interest entities, number	1
Preferred equity contribution		11,500,000
Investments in Unconsolidated Partially-Owned Entities
Equity method investment, ownership percentage				50.00%	40.00%									50.00%						10.00%		20.00%		25.00%				0.00%		20.00%			40.00%						33.00%		0.00%				0.00%				50.00%		0.00%					10.00%				0.00%		50.00%			10.00%	15.00%			50.00%							5.00%	25.00%	50.00%		20.00%		20.00%					80.00%		80.00%
Equity method investments																		5,670,000	7,469,000	300,000	365,000	1,195,000	1,382,000	1,715,000	[1]	1,721,000	[1]	0	[2]		660,000	[2]	2,460,000	[1]	3,341,000	[1]	2,090,000	(26,771,000)	357,000	331,000	0	[3]	(6,426,000)	[3]	0	[4]	2,062,000	[4]	1,683,000	2,259,000	0	[5]		(25,152,000)	[5]	50,000	[6]	43,000	[6]	0	[7]	112,000	[7]				17,000	28,000	17,000	28,000		7,777,000	[8]	(19,274,000)	[8]								(15,100,000)
Number of real estate properties																																																					18												9
Guarantor obligations, current carrying value																																																																																										4,100,000	4,100,000
Contingent consideration, potential cash receipt										2,000,000
Contingent consideration, expected cash receipt										0
Total consideration from sale of joint venture interest						2,400,000		3,000,000							38,800,000
Square feet							420,000	111,000					659,000																																																				1,700,000
Total consideration													131,700,000
Cash proceeds from sale of real estate													25,600,000
Noncash or part noncash divestiture, share of debt no longer responsible for						2,000,000				111,300,000					20,900,000																																																	10,700,000
Payments to acquire interest in affiliates			1,300,000																																																																														2,700,000
Total units																	345																																																																				664							370
Gain (loss) from sales of property								1,000,000		21,900,000			18,800,000		3,500,000																																																	7,400,000																												2,800,000
Cash proceeds from sale of equity method investments						400,000									17,900,000																																																	2,000,000																															1,300,000	700,000
Joint ventures exited																																																																							2													2
Other significant noncash transaction, value of consideration given																																																																																	19,300,000
Debt instrument, maturity date																Oct 1, 2010
Equity method investee, cumulative percentage ownership after all transactions																																																																															0.00%		100.00%					100.00%		0.00%
Purchase price																																																																																												38,000,000
Repayments of debt																																																																																												21,300,000
Impairment of real estate												34,500,000																																																																																	500,000	3,200,000
Restructuring and related cost, number of positions eliminated											27
Termination benefits and severance-related charges											1,400,000
Unpaid termination benefits and severance-related charges											$ 700,000
Restructuring and related activities, completion date									Sep 30, 2012																																																							Jan 31, 2013

[1]	These joint ventures consist of undeveloped land.
[2]	In October 2012, the Company acquired the property held by the joint venture (see below).
[3]	Effective December 31, 2012, the Company sold its 10% noncontrolling interest (see below). This equity interest is presented under “Liabilities” on the Company's Consolidated Balance Sheet as of December 31, 2011.
[4]	See Note 3 - "Real Estate Activity - Impairment, Legal Contingencies and Other Losses" for a description of the charges.
[5]	Effective June 30, 2012, the Company redeemed its 15% noncontrolling joint venture interest (see below).
[6]	In January 2013, the Company sold its 10% noncontrolling joint venture interest (see Note 22 - "Subsequent Events").
[7]	In December 2011, the Company sold its 50% noncontrolling interest in this joint venture (see below).
[8]	Net investment in partially-owned entities as of December 31, 2011 includes the Trust's $4.1 million contingent obligation related to the DRA/CLP JV. CRLP's net investment in partially owned entities was $(15.1) million as of December 31, 2011.

Investment in Partially-Owned Entities Condensed Balance Sheet (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2012 Colonial Properties Trust	Dec. 31, 2011 Colonial Properties Trust	Dec. 31, 2011 DRA/CLP JV
Assets
Land, building and equipment, net	$ 92,366,000		$ 1,044,266,000	[1]
Construction in progress	12,701,000		13,841,000
Other assets	10,347,000		78,564,000
Total Assets	115,414,000		1,136,671,000
Liabilities and Partners' Equity
Notes payable	83,738,000	[2]	957,068,000	[2]
Other liabilities	2,238,000		106,068,000
Partners' equity	29,438,000		73,535,000
Total liabilities and partners' equity	115,414,000		1,136,671,000
Impairment of real estate							34,500,000
Joint venture notes and loans payable					$ 20,700,000	$ 147,800,000

[1]	"Land, building and equipment, net" has been revised from the amount previously reported to appropriately reflect an asset impairment of $34.5 million recorded by the DRA/CLP joint venture during 2011.
[2]	The Company’s pro-rata share of indebtedness, as calculated based on ownership percentage, at December 31, 2012 and 2011 was $20.7 million and $147.8 million, respectively.

Investment in Partially-Owned Entities Condensed Statement of Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating income (loss) from equity method investments	$ 200,000		$ 12,300,000		$ (3,700,000)
Statement of Operations Investment in Partially-Owned Entities
Revenues	88,790,000		162,474,000		179,506,000
Operating expenses	(34,754,000)		(93,707,000)	[1]	(64,478,000)
Interest expense	(39,899,000)		(67,930,000)		(71,524,000)
Depreciation, amortization and other	(18,409,000)		(23,963,000)		(74,006,000)
Net loss	(4,272,000)	[2]	(23,126,000)	[2]	(30,502,000)	[2]
DRA/CLP JV
Impairment of real estate			$ 34,500,000

[1]	"Operating expenses" has been revised from amount previously reported to appropriately reflect an impairment charge of $34.5 million recorded by the DRA/CLP joint venture during 2011.
[2]	In addition to including the Company’s pro-rata share of income (loss) from partially-owned unconsolidated entities of $0.2 million, $12.3 million and $(3.7) million for the years ended December 31, 2012, 2011, and 2010, respectively, “Income from partially-owned unconsolidated entities”on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) includes gains(losses) on the Company’s dispositions of joint-venture interests and amortization of basis differences which are not reflected in the table above.

Financing Activities Notes and Mortgages Payable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Notes and Mortgages Payable
Unsecured credit facility	$ 188,631	$ 184,000
Total debt	1,831,992	1,759,727
3.13% to 6.00%
Notes and Mortgages Payable
Debt instrument, face amount	526,634	529,243
6.01% to 6.88%
Notes and Mortgages Payable
Debt instrument, face amount	716,727	796,484
Senior Unsecured Term Loan
Notes and Mortgages Payable
Debt instrument, face amount	400,000	250,000
Credit Facility
Notes and Mortgages Payable
Unsecured credit facility	$ 170,000

Financing Activities Line of Credit Facility (Details) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended			24 Months Ended	48 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Credit Facility	Dec. 31, 2012 Credit Facility Wells Fargo, Maturing March 29, 2016	Dec. 31, 2012 Credit Facility Wells Fargo, Maturing June 21, 2012, Replaced	Dec. 31, 2012 Cash Management Line	Dec. 31, 2012 Senior Unsecured Term Loan	Dec. 31, 2011 Senior Unsecured Term Loan	Dec. 31, 2012 Senior Unsecured Term Loan U.S. Bank National, Maturing May 11, 2017	Jul. 22, 2014 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Jul. 22, 2013 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Aug. 01, 2018 Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Minimum Credit Facility Wells Fargo, Maturing March 29, 2016	Dec. 31, 2012 Minimum Senior Unsecured Term Loan U.S. Bank National, Maturing May 11, 2017	Dec. 31, 2012 Minimum Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Maximum Credit Facility Wells Fargo, Maturing March 29, 2016	Dec. 31, 2012 Maximum Senior Unsecured Term Loan U.S. Bank National, Maturing May 11, 2017	Dec. 31, 2012 Maximum Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018	Dec. 31, 2012 Actual Debt Instrument with Operational Covenants	Dec. 31, 2012 Required Debt Instrument with Operational Covenants	Dec. 31, 2012 Original Terms Senior Unsecured Term Loan Wells Fargo, Maturing August 1, 2018
Line of Credit
Current borrowing capacity				$ 500,000,000		$ 35,000,000
Maximum borrowing capacity				700,000,000	675,000,000
Amount outstanding	188,631,000	184,000,000	170,000,000			18,631,000
Interest rate at period end	1.61%	1.35%
Expiration date				Mar 29, 2016		Mar 29, 2016
Credit Facility extension option				1 year
Credit Facility extension fee				0.20%
Competitive bid, maximum				250,000,000
Description of variable rate basis				LIBOR					LIBOR		LIBOR
Basis spread on variable rate borrowings														1.00%	1.10%	1.65%	1.80%	2.05%	2.90%
Basis spread on facility fee														0.15%			0.40%
Revolving loans / term loan current interest at LIBOR plus margin rate				1.40%					1.60%													2.45%
Annual facility fee				0.30%
Term Loan Agreements
Derivative, effective date	May 11, 2012	Jul 22, 2011							May 11, 2012		Jul 22, 2011
Debt instrument, face amount							400,000,000	250,000,000	150,000,000		250,000,000
Derivative, number of instruments held									2		2
Debt instrument, interest rate at period end									2.71%		4.55%											5.00%
Debt instrument, maturity date									May 11, 2017		Aug 1, 2018
Debt instrument prepayment premium										1.00%		2.00%	0.00%
Covenant limit on indebtedness				25,000,000					25,000,000		20,000,000
Credit Facility and Term Loan Covenants
Fixed charge ratio																				220.00%	150.00%
Debt to total asset value																				45.00%	60.00%
Secured debt to total asset value ratio																				17.00%	40.00%
Unencumbered leverage ratio																				45.00%	62.50%
Permitted investments ratio																				11.00%	30.00%
Tangible net worth																				$ 2,100,000,000	$ 1,000,000,000

Financing Activities Schedule of Aggregate Maturities of the Company (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Indebtedness
2012	$ 99,504,000
2013	192,051,000
2014	223,664,000
2015	277,977,000	[1]
2016	150,000,000
Thereafter	888,796,000
Total debt	1,831,992,000		1,759,727,000
Unsecured credit facility	188,631,000		184,000,000
Unsecured Debt
Indebtedness
Total unsecured debt	1,100,000,000
Credit Facility
Indebtedness
Unsecured credit facility	170,000,000
Secured Debt
Indebtedness
Total secured debt	$ 691,900,000

[1]	Includes $188.6 million outstanding on the Company’s Credit Facility as of December 31, 2012, which matures in March 2016.

Financing Activities Schedule of Notes and Mortgages Payable (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Collateralized Credit Facilities
Unsecured credit facility	$ 188,631,000	$ 184,000,000
$73.2 Million Secured Financing
Collateralized Credit Facilities
Secured financing	$ 73,200,000
Financing term	10
Multifamily properties collateralized	3
Interest rate	5.02%

Financing Activities Schedule of Unsecured Notes Repurchases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unsecured Senior Note Repurchases
Repurchase program authorized			January 2010
Purchase price			$ 37,700,000
Average discount			3.50%
Average yield-to-maturity			6.70%
Program expiration			December 31, 2010
Colonial Properties Trust
Unsecured Senior Note Repurchases
Gain on retirement of debt	0	0	1,044,000
Loss on hedging activities	$ 0	$ 0	$ (289,000)

Financing Activities Unsecured Senior Note Maturities (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 6.875% Senior Note	Dec. 31, 2011 4.80% Senior Note	Dec. 31, 2010 $10.0 million 8.08% MTN	Dec. 31, 2010 $10.0 million 8.05% MTN
Extinguishment of Debt
Interest rate		6.88%	4.80%	8.08%	8.05%
Gross payment to extinguish debt	$ 20,500,000	$ 82,800,000	$ 58,300,000
Senior / medium note principal	20,000,000	80,000,000	56,900,000
Senior / medium note accrued interest	500,000	2,800,000	1,400,000
Medium-term notes				$ 10,000,000	$ 10,000,000

Financing Activities Unconsolidated Joint Venture Financing Activity (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Colonial Promenade Smyrna	Dec. 31, 2012 Colonial Promenade Smyrna	Dec. 31, 2009 Original Terms Colonial Promenade Smyrna	Nov. 30, 2006 Original Terms Colonial Promenade Smyrna	Dec. 31, 2009 Original Terms Colonial Promenade Smyrna	Dec. 31, 2012 Terms since December 2011 Colonial Promenade Smyrna	Dec. 31, 2012 Terms since December 2012 Colonial Promenade Smyrna	Dec. 31, 2012 Joint Venture partner Terms since December 2011 Financial guarantee Colonial Promenade Smyrna
Unconsolidated Joint Venture Financing Activity
Guarantor obligations, maximum exposure										$ 1,300,000
Loans payable to bank	0	0			28,300,000	34,600,000
Equity method investment, ownership percentage			50.00%
Description of variable rate basis							one-month LIBOR plus 1.20%
Receivable maturity date								Dec 31, 2012	Dec 31, 2013
Investment Interest Rate								5.25%	5.38%
Notes receivable, net	$ 42,399,000	$ 43,787,000		$ 24,400,000

Derivatives and Hedging Derivative Instruments and Hedging Activities Disclosure (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Derivative, effective date	May 11, 2012	Jul 22, 2011
Gain (loss) reclassification from accumulated OCI to income, estimate of time to transfer	12 months
Gain (loss) reclassification from accumulated OCI to income, estimated net amount to be transferred	$ 7,700,000
Derivative Forward Contract as of April 11, 2012
Derivative
Derivative, inception date	Apr 11, 2012
Derivative, notional amount	100,000,000
Derivative, fixed interest rate	1.13%
Derivative, maturity date	May 11, 2017
Derivative Forward Contract as of April 27, 2012
Derivative
Derivative, inception date	Apr 27, 2012
Derivative, notional amount	50,000,000
Derivative, fixed interest rate	1.06%
Derivative, maturity date	May 11, 2017
Derivative Forward Contract as of June 3, 2011
Derivative
Derivative, inception date		Jun 3, 2011
Derivative, notional amount		200,000,000
Derivative, fixed interest rate		2.58%
Derivative, maturity date		Aug 1, 2018
Derivative Forward Contract as of July 12, 2011
Derivative
Derivative, inception date		Jul 12, 2011
Derivative, notional amount		50,000,000
Derivative, fixed interest rate		2.47%
Derivative, maturity date		Aug 1, 2018
Loss on Hedging Activities | Cash Flow Hedging
Derivative
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring	$ 0	$ 0	$ (289,000)

Derivatives and Hedging Outstanding Interest Rate Derivatives (Details) (Interest Rate Swap, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest Rate Swap
Schedule of Trading Securities and Other Trading Assets
Derivative, Number of Instruments Held	4
Notional Amount of Interest Rate Derivatives	$ 400,000

Derivatives and Hedging Fair Value and Classification of Derivative Instruments on Balance Sheet (Details) (Interest Rate Swap, Designated as Hedging Instrument, USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Assets
Derivatives, Fair Value
Asset derivatives	$ 0	$ 0
Other Liabilities
Derivatives, Fair Value
Liability derivatives	$ (25,862)	$ (16,619)

Derivatives and Hedging Effect of Derivative Financial Instruments on Consolidated Statements of Operations and Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss)
Net liability position, aggregate fair value	$ 27,300,000
Assets needed for immediate settlement, aggregate fair value	27,300,000
Interest Expense | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Loss reclassified from Accumulated OCI into Income, effective portion	(7,222,000)	(3,164,000)	(437,000)
Loss on Hedging Activities | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Loss on discontinuation of cash flow hedge due to forecasted transaction probable of not occurring	0	0	(289,000)
Interest Rate Swap | Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Gain (loss) recognized in Other Comprehensive Income (Loss), effective portion, net	$ (15,985,000)	$ (19,302,000)	$ 0

Share-based Compensation Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2012 Omnibus Plan (since April 27, 2011) share-based_award	Dec. 31, 2012 Omnibus Plan (prior to April 27, 2011) and Prior Plan	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Stock Options Omnibus Plan (since April 27, 2011)	Dec. 31, 2011 Stock Options Omnibus Plan (prior to April 27, 2011) and Prior Plan	Dec. 31, 2010 Stock Options Omnibus Plan (prior to April 27, 2011) and Prior Plan
Share-based Compensation Arrangement by Share-based Payment Award
Types of share-based awards offered	7
Number of shares available for grant	4,415,964
Terms of award	P7Y	P10Y
Award vesting period			1 year	5 years
Dividend yield					3.11%	3.94%	8.41%
Expected volatility					65.37%	64.14%	83.83%
Risk-free interest rate					1.08%	2.23%	1.71%
Expected term					5 years 10 months	5 years 10 months	3 years 1 month

Share-based Compensation Share-based Compensation - Options (Details) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expense	$ 2.8	$ 1.8	$ 1
Accelerated compensation expense	0.2
Proceeds from stock options exercised	0.8	0.7	2.7
Options, Outstanding [Roll Forward]
Options outstanding, beginning of period	2,008,632
Options outstanding, beginning of period, weighted average exercise price	$ 19.76
Options granted in period	251,495
Options granted in period, weighted average exercise price	$ 20.98
Option grants in period, weighted average grant date fair value	$ 9.52	$ 8.13	$ 4.19
Options exercised in period	(52,317)
Options exercised in period, weighted average exercise price	$ 14.74
Options forfeitured in period	(297,369)
Options forfeitured in period, weighted average exercise price	$ 23.2
Options outstanding, end of period	1,910,441	2,008,632
Options outstanding, end of period, weighted average exercise price	$ 19.52	$ 19.76
Exercises in period, total intrinsic value	0.3	0.3	0.4
Options outstanding, weighted average remaining contractual life	5 years 6 months
Options outstanding, intrinsic value	7.5
Options exercisable, number	700,000
Options exercisable, weighted average exercise price	$ 25.75
Options exercisable, weighted average remaining contractual term	2 years 10 months
Options exercisable, intrinsic value	0.6
Options expected to vest, number	1,100,000
Options expected to vest, weighted average exercise price	$ 15.5
Options expected to vest, weighted average remaining contractual term	7 years 1 month
Options expected to vest, aggregate intrinsic value	6.8
Nonvested option awards, total compensation cost not yet recognized	$ 2.4
Nonvested option awards, total compensation cost not yet recognized, period for recognition	1 year 6 months

Share-based Compensation Shared-based Compensation - Restricted Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock, Nonvested [Roll Forward]
Restricted shares, nonvested, number	634,170
Restricted shares, nonvested, weighted average grant date fair value	$ 15.95
Restricted shares, grants in period	389,550
Restricted shares, vested in period	(299,260)
Restricted shares, vested in period, weighted average grant date fair value	$ 16.68
Restricted shares, cancelled/forfeited in period	(25,778)
Restricted shares, cancelled/forfeited in period, weighted average cancellation fair value	$ 17.06
Restricted shares, nonvested, number	698,682
Restricted shares, nonvested, weighted average grant date fair value	$ 18.26
Restricted Stock
Restricted Stock, Nonvested [Roll Forward]
Restricted shares, grants in period, weighted average grant date fair value	$ 20.73	$ 19.18	$ 11.29
Share-based compensation expense	$ 6	$ 4.2	$ 3.6
Accelerated compensation expense	0.7
Forfeited compensation expense	(0.1)
Allocated share-based compensation expense, capitalized	0.3	0.5	0.1
Restricted shares, vested in period, total fair value	5	8.1	1.2
Nonvested restricted stock awards, total compensation cost not yet recognized	$ 7.1
Nonvested restricted stock awards, total compensation cost not yet recognized, period for recognition	1 year 7 months

Share-based Compensation Employee Share Purchase Plan (Details) (Employee Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Stock
Employee Share Purchase Plan
Stock issued during period, shares, employee stock purchase plan	3,568	3,943	6,293

Income Taxes Schedule of Components of Income Tax Expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of Income Tax Expense
Income tax expense (benefit)	$ 0	$ 0	$ 0
CPSI
Components of Income Tax Expense
Income tax expense (benefit)	$ 0	$ 0	$ 0

Income Taxes Schedule of Deferred Income Tax Assets and Liabilities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of Deferred Tax Liabilities
Net deferred tax assets, included in other assets	$ 0	$ 0
CPSI
Components of Deferred Tax Assets
Real estate asset basis differences	6,099,000	270,000
Impairments	11,875,000	11,944,000
Deferred revenue	1,008,000	1,116,000
Deferred expenses	16,846,000	14,863,000
Net operating loss carryforwards	15,979,000	14,298,000
Accrued liabilities	6,012,000	2,297,000
Deferred tax assets, total	57,819,000	44,788,000
Components of Deferred Tax Liabilities
Real estate asset basis differences	0	0
Net deferred tax assets, before valuation allowance	57,819,000	44,788,000
Valuation allowance	(57,819,000)	(44,788,000)
Net deferred tax assets, included in other assets	$ 0	$ 0

Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency
Income tax examinations in process	0
Income tax refunds	0	0.7
CPSI
Income Tax Contingency
Federal tax rate	35.00%	35.00%	35.00%
Valuation reserve	(34.99%)	(34.99%)	(34.99%)
State income tax, net of federal income tax benefit	0.00%	0.00%	0.00%
Other	(0.01%)	(0.01%)	(0.01%)
CPSI provision for income taxes	0.00%	0.00%	0.00%

Leasing Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Future Minimum Rentals
2013	$ 26,950,000
2014	26,211,000
2015	23,924,000
2016	21,983,000
2017	19,263,000
Thereafter	91,874,000
Total	210,205,000	[1]
Credit risk exposure relating to leasing arrangements	0
Percentage rent	$ 300,000		$ 300,000	$ 500,000

[1]	Due to the sale of Metropolitan Midtown on February 1, 2013 (see Note 22 - "Subsequent Events"), all associated retail and office operating leases have been excluded.

Contingencies Guarantees and Other Arrangements Contingencies (Details) (USD $)	12 Months Ended						3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2010 Structural and Infrastructure Costs	Dec. 31, 2012 General Liability Insurance	Dec. 31, 2012 Workers' Compensation Insurance	Dec. 31, 2012 Property Insurance	Dec. 31, 2012 Health Insurance Amount per Claim	Dec. 31, 2012 Health Insurance Amount per Person	Dec. 31, 2009 Colonial Properties Trust	Dec. 31, 2007 Colonial Properties Trust	Jun. 30, 2012 DRA/CLP JV Office	Mar. 31, 2012 DRA/CLP JV Colonial Properties Trust	Dec. 31, 2011 DRA/CLP JV Colonial Properties Trust	Dec. 31, 2012 Colonial Promenade Alabaster Structural and Infrastructure Costs	Dec. 31, 2012 Colonial Promenade Alabaster Structural and Infrastructure Costs
Contingencies
Significant joint venture transactions								2
Number of joint ventures exited							1
Guarantor obligations, current carrying value										$ 4,100,000	$ 4,100,000
Equity method investment, ownership percentage									15.00%
Loss contingency, loss in period	1,300,000											4,200,000	4,200,000
Self-insurance limit		$ 800,000	$ 900,000	$ 1,800,000	$ 135,000	$ 2,000,000

Contingencies Guarantees and Other Arrangements Guarantees (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Highway 150 LLC	Dec. 31, 2012 Highway 150 LLC Financial guarantee	Dec. 31, 2012 Commercial Highway 150
Guarantor Obligations
Guarantor obligations, maximum exposure				$ 1,000,000
Debt instrument, maturity date			Jan 11, 2013
Loans payable to bank	0	0	15,100,000
Guarantor obligations, current carrying value				$ 0
Equity method investment, ownership percentage					10.00%

Legal Proceedings (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Colonial Grand at Traditions	Jun. 30, 2011 Colonial Grand at Traditions	Dec. 31, 2012 Colonial Grand at Traditions	Jun. 17, 2011 Colonial Grand at Traditions	Apr. 30, 2007 Colonial Grand at Traditions	Dec. 31, 2012 UCO Litigation	Dec. 31, 2011 UCO Litigation	Dec. 31, 2012 Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Mira Vista at James Island Litigation	Dec. 31, 2006 Mira Vista at James Island Litigation	Apr. 30, 2007 Financial guarantee Colonial Grand at Traditions	Dec. 31, 2012 Joint Venture partner Colonial Grand at Traditions	Apr. 30, 2007 Joint Venture partner Financial guarantee Colonial Grand at Traditions	Apr. 30, 2007 Colonial Properties Trust Financial guarantee Colonial Grand at Traditions	Dec. 31, 2012 Total compensatory damages Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Total compensatory damages UCO UCO Litigation	Dec. 31, 2012 Total compensatory damages Colonial Properties Trust UCO Litigation	Dec. 31, 2012 Compensatory damages - original investment Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Compensatory damages - interest Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Punitive damages Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Non-cash impairment UCO Litigation	Dec. 31, 2011 Loss contingency	Dec. 31, 2012 Loss contingency UCO Litigation	Dec. 31, 2012 Loss contingency Joint Venture and SM Traditions Associates, LLC	Dec. 31, 2012 Post-trial motion - Amendment UCO Litigation
Legal
Guarantor obligations, maximum exposure													$ 7,000,000		$ 3,500,000	$ 3,500,000
Construction loan							34,100,000
Loans payable to bank	0	0				35,500,000
Equity method investment, ownership percentage					35.00%									65.00%
Debt instrument, maturity date					Apr 15, 2010
Payments to acquire notes receivable				21,100,000
Date acquired			Aug 1, 2011
Loss contingency, damages sought, value								10,300,000		13,000,000	41,000,000																4,800,000
Loss contingency, date of verdict										Feb 1, 2013
Loss contingency, damages awarded, value										12,700,000							6,700,000	4,800,000	500,000	5,000,000	1,700,000	6,000,000
For-sale residential unit dispositions												230
Impairment, legal contingencies and other losses								8,200,000															3,300,000	4,800,000	4,900,000	12,700,000
Estimated litigation liability								0	3,300,000
Loss contingency accrual, at carrying value	$ 26,800,000	$ 8,800,000

Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Brasfield & Gorrie
Related Party Transactions
Amounts/premiums paid by the Company	$ 8	$ 4.1	$ 13.7
Amount due from (to) related party	(1.6)	(2.4)	(1.9)
Amounts paid to unaffiliated subcontractors	6.9	4.5	13.1
Ownership interest of related party	2.35%
Related party lease expiration	Oct 31, 2013
Rent revenues received from related party	0.4	0.7	0.6
Colonial Insurance Agency
Related Party Transactions
Amounts/premiums paid by the Company	7.2	5.9	5.8
Ownership interest of related party	50.00%
Amounts paid for services rendered by related party	0.6	0.6	0.7
Advertising revenues received from related party	$ 0.3	$ 0.3	$ 0.2
DRA/CLP JV | Brasfield & Gorrie
Related Party Transactions
Ownership interest of related party	15.00%
Effective disposal date	Jun 30, 2012

Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Dividend Declared
Subsequent Event
Dividends payable, date declared	Jan 23, 2013
Dividends payable, amount per share	$ 0.21
Dividends payable, amount per unit	$ 0.21
Dividends payable, amount	$ 20.1
Dividend payable, percent increase per share	16.70%
Dividends payable, dollar increase per share	$ 0.03
Dividends payable, date of record	Feb 4, 2013
Dividends payable, date to be paid	Feb 11, 2013
Metropolitan Midtown - Commercial
Subsequent Event
Subsequent event, date	Feb 1, 2013
Sales price	94.4
Metropolitan Midtown - Office
Subsequent Event
Square feet	170,000
Metropolitan Midtown - Retail
Subsequent Event
Square feet	172,000
Highway 150 LLC
Subsequent Event
Subsequent event, date	Jan 14, 2013
Square feet	172,000
Equity method investment, ownership percentage	10.00%
Proceeds from sale of equity method investments	0.5
Noncash or part noncash divestiture, amount of consideration received	$ 1.5

Quarterly Financial Information - Trust (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information
Revenues									$ 368,847,000	$ 329,626,000	$ 301,707,000
Colonial Properties Trust
Quarterly Financial Information
Impairment, legal contingencies and other losses									22,762,000	5,736,000	1,308,000
Revenues	97,106,000	93,145,000	90,524,000	88,072,000	86,708,000	83,939,000	81,462,000	77,517,000	368,847,000	329,626,000	301,707,000
(Loss) income from continuing operations	(21,031,000)	(7,926,000)	12,201,000	(9,155,000)	4,784,000	(12,537,000)	(9,580,000)	(14,128,000)
Income from discontinued operations	25,238,000	1,476,000	4,176,000	3,181,000	3,124,000	24,924,000	3,143,000	2,517,000	(34,070,000)	(33,708,000)	(7,099,000)
Net income (loss) attributable to parent company					7,908,000	12,387,000	(6,437,000)	(11,611,000)	8,160,000	2,247,000	(40,537,000)
Distributions on preferred shares									0	0	(5,649,000)
Preferred unit repurchase gains					2,500,000	0	0	0	0	2,500,000	3,000,000
Preferred share/unit issuance costs write-off					(1,319,000)	0	0	0	0	(1,319,000)	(4,868,000)
Net income (loss) available to common shareholders	4,207,000	(6,450,000)	16,377,000	(5,974,000)	9,089,000	12,387,000	(6,437,000)	(11,611,000)	8,160,000	3,428,000	(48,054,000)
Net (loss) income per share:
Basic	$ 0.05	$ (0.08)	$ 0.19	$ (0.07)	$ 0.1	$ 0.14	$ (0.08)	$ (0.15)	$ 0.09	$ 0.04	$ (0.67)
Diluted	$ 0.05	$ (0.08)	$ 0.19	$ (0.07)	$ 0.1	$ 0.14	$ (0.08)	$ (0.15)	$ 0.09	$ 0.04	$ (0.67)
Weighted average common shares outstanding:
Basic	87,454	87,325	87,201	87,012	86,769	86,573	83,588	79,512	87,251	84,142	71,919
Diluted	87,454	87,325	87,490	87,012	87,010	86,573	83,588	79,512	87,251	84,142	71,919
DRA/CLP JV
Quarterly Financial Information
Gain (loss) from sales of property			21,900,000
Colonial Pinnacle at Turkey Creek
Quarterly Financial Information
Equity method investment, ownership percentage	50.00%								50.00%
Gain (loss) from sales of property					18,800,000
Multifamily
Quarterly Financial Information
Number of properties acquired	3		1	1	1	3	1	3	5	8
Number of development projects completed									2
Operating property dispositions	4					6
Commercial
Quarterly Financial Information
Operating property dispositions	1
Commercial | DRA/CLP JV
Quarterly Financial Information
Equity method investment, ownership percentage	0.00%								0.00%
Commercial | Bluerock
Quarterly Financial Information
Equity method investment, ownership percentage	0.00%								0.00%
Office | DRA/CLP JV
Quarterly Financial Information
Equity method investment, ownership percentage			15.00%
Office | Bluerock
Quarterly Financial Information
Equity method investment, ownership percentage		10.00%
Gain (loss) from sales of property									7,400,000
Legal Reserve
Quarterly Financial Information
Loss contingency, loss in period	17,600,000
Structural and Infrastructure Costs
Quarterly Financial Information
Loss contingency, loss in period											1,300,000
Non-cash impairment | Commercial
Quarterly Financial Information
Impairment, legal contingencies and other losses									3,300,000
Colonial Promenade Alabaster | Structural and Infrastructure Costs
Quarterly Financial Information
Loss contingency, loss in period	4,200,000								4,200,000
Colonial Grand at Research Park | Multifamily
Quarterly Financial Information
Gain (loss) from sales of property									2,800,000
UCO Litigation
Quarterly Financial Information
Impairment, legal contingencies and other losses									8,200,000
UCO Litigation | Non-cash impairment
Quarterly Financial Information
Impairment, legal contingencies and other losses									$ 3,300,000

Quarterly Financial Information - CRLP (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information
Revenues									$ 368,847,000	$ 329,626,000	$ 301,707,000
Colonial Realty Limited Partnership
Quarterly Financial Information
Revenues	103,011,000	93,145,000	90,524,000	88,072,000	86,708,000	83,939,000	81,462,000	77,517,000	368,847,000	329,626,000	301,707,000
(Loss) income from continuing operations	(22,736,000)	(8,575,000)	9,050,000	(9,902,000)	6,142,000	(12,605,000)	(9,498,000)	(14,504,000)
Income from discontinued operations	27,283,000	1,602,000	4,516,000	3,440,000	3,381,000	27,051,000	3,413,000	2,745,000
Net income (loss) attributable to CRLP					9,523,000	14,446,000	(6,085,000)	(11,759,000)	4,677,000	6,126,000	(38,444,000)
Distributions on preferred shares					(867,000)	(906,000)	(906,000)	(906,000)	0	0	(5,649,000)
Preferred unit repurchase gains					2,500,000	0	0	0	0	2,500,000	3,000,000
Preferred share/unit issuance costs write-off					(1,319,000)	0	0	0	0	(1,319,000)	(4,868,000)
Net income (loss) available to common unitholders	4,547,000	(6,973,000)	13,566,000	(6,462,000)	9,837,000	13,540,000	(6,991,000)	(12,665,000)	4,677,000	3,721,000	(53,122,000)
Net income (loss) per unit:
Basic	$ 0.05	$ (0.08)	$ 0.15	$ (0.07)	$ 0.1	$ 0.14	$ (0.08)	$ (0.15)	$ 0.05	$ 0.04	$ (0.67)
Diluted	$ 0.05	$ (0.08)	$ 0.15	$ (0.07)	$ 0.1	$ 0.14	$ (0.08)	$ (0.15)	$ 0.05	$ 0.04	$ (0.67)
Weighted average common shares/units outstanding
Basic	94,607	94,478	94,363	94,181	93,960	93,826	90,847	86,796	94,410	91,389	79,536
Diluted	94,607	94,478	94,652	94,181	94,201	93,826	90,847	86,796	94,410	91,389	79,536
Impairment, legal contingencies and other losses									22,762,000	5,736,000	1,308,000
Commercial
Weighted average common shares/units outstanding
Operating property dispositions	1
Multifamily
Quarterly Financial Information
Number of properties acquired	3		1	1	1	3	1	3	5	8
Number of development projects completed									2
Weighted average common shares/units outstanding
Operating property dispositions	4					6
DRA/CLP JV
Weighted average common shares/units outstanding
Gain (loss) from sales of property			21,900,000
DRA/CLP JV | Commercial
Weighted average common shares/units outstanding
Equity method investment, ownership percentage	0.00%								0.00%
DRA/CLP JV | Office
Weighted average common shares/units outstanding
Equity method investment, ownership percentage			15.00%
Bluerock | Commercial
Weighted average common shares/units outstanding
Equity method investment, ownership percentage	0.00%								0.00%
Bluerock | Office
Weighted average common shares/units outstanding
Gain (loss) from sales of property									7,400,000
Equity method investment, ownership percentage		10.00%
Colonial Pinnacle at Turkey Creek
Weighted average common shares/units outstanding
Gain (loss) from sales of property					18,800,000
Equity method investment, ownership percentage	50.00%								50.00%
Non-cash impairment | Commercial
Weighted average common shares/units outstanding
Impairment, legal contingencies and other losses									3,300,000
Legal Reserve
Weighted average common shares/units outstanding
Loss contingency, loss in period	17,600,000
Structural and Infrastructure Costs
Weighted average common shares/units outstanding
Loss contingency, loss in period											1,300,000
Colonial Promenade Alabaster | Structural and Infrastructure Costs
Weighted average common shares/units outstanding
Loss contingency, loss in period	4,200,000								4,200,000
Colonial Grand at Research Park | Multifamily
Weighted average common shares/units outstanding
Gain (loss) from sales of property									2,800,000
UCO Litigation
Weighted average common shares/units outstanding
Impairment, legal contingencies and other losses									8,200,000
UCO Litigation | Non-cash impairment
Weighted average common shares/units outstanding
Impairment, legal contingencies and other losses									$ 3,300,000